ANNUAL REPORTS OF
                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                            SCUDDER VARIABLE SERIES I
                  AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
                        CALVERT SOCIAL BALANCED PORTFOLIO
                   FIDELITY INVESTMENTS(R) VARIABLE INSURANCE
                                 PRODUCTS FUND:
                             EQUITY-INCOME PORTFOLIO
                   FIDELITY INVESTMENTS(R) VARIABLE INSURANCE
                                PRODUCTS FUND II:
                     CONTRAFUND AND ASSET MANAGER PORTFOLIOS


                                DECEMBER 31, 2001


This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS
                                                                            Page
                                                                            ----

Annual Report of Mutual of America Investment Corporation
   President's Message ....................................................    1
   Portfolio Management Discussions .......................................    2
   Portfolio of Investments in Securities:
     Money Market Fund ....................................................   10
     All America Fund .....................................................   11
     Equity Index Fund ....................................................   19
     Mid-Cap Equity Index Fund ............................................   24
     Bond Fund ............................................................   28
     Short-Term Bond Fund .................................................   31
     Mid-Term Bond Fund ...................................................   34
     Composite Fund .......................................................   36
     Aggressive Equity Fund ...............................................   40
   Statement of Assets and Liabilities ....................................   42
   Statement of Operations ................................................   43
   Statements of Changes in Net Assets ....................................   44
   Financial Highlights ...................................................   46
   Notes to Financial Statements ..........................................   54
   Report of Independent Public Accountants ...............................   59
   Directors and Officers .................................................   60

Annual Report of Scudder Variable Series I

Annual Report of VP Capital Appreciation Fund of American Century Variable Portfolios, Inc.

Annual Report of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc.

Annual  Report  of  Fidelity   Investments  Variable  Insurance  Products  Fund:
Equity-Income Portfolio

Annual  Report of Fidelity  Investments  Variable  Insurance  Products  Fund II:
Contrafund Portfolio

Annual Report of Fidelity Investments Variable Insurance Products Fund II: Asset Manager Portfolio

                    MUTUAL OF AMERICA INVESTMENT CORPORATION

      The Mutual of America Investment Corporation results for the year ending December 31, 2001 are presented within this report.

      The U.S. economy's longest lasting economic expansion reportedly ended in March 2001 when the economy started to enter a recession which, economists say, may be short lived. For all of last year, the economy grew just 1.1 percent, the weakest since the last recession in 1991. To combat this recession, during 2001 the Federal Funds rate was cut an unprecedented eleven times in an effort to stimulate the economy. The impact to date of these rate reductions on the economy have been very modest and it is only recently that some of the forces that have been restraining the economy over the past year have started to diminish and that activity is beginning to firm.

      Despite being down as much as 26.2% at its low in September 2001, in the aftermath of the September 11th terrorist attacks, the S&P 500 Index return ended the year at a negative 11.9%. The mid and small capitalization ("cap") equities fared better than large cap equities as the S&P MidCap 400 and Russell 2000 indices returned negative 0.6% and positive 2.5%, respectively. The 3-year average annual total return that had peaked through 1997 plunged to nearly zero over the 3-years which ended December 31, 2001.

      Furthermore, for the second consecutive year, despite the narrowing of bond spreads over treasuries in 2001, bonds outperformed the return equity holders received. Corporate bonds rose strongly in 2001 with the Lehman Brothers Government/Credit Bond Index returning 8.5% for the year. With the Government's announcement that it would stop selling long-term bonds in late 2001, the yield on the 30-year Treasury Bond dropped below 5%. The new bond-market benchmark, the 10-year Treasury, also dropped to nearly a 4% yield by the end of the year. However, the rates available on corporate bonds are still at an attractive spread versus treasuries.

      The total return performance for each of the Mutual of America Investment Corporation Funds is reflected below.

                  Total Returns -- Year Ended December 31, 2001

     Money Market Fund ..........................................   + 3.9%
     All America Fund ...........................................   -17.4%
     Equity Index Fund ..........................................   -12.2%
     Mid-Cap Equity Index Fund ..................................   - 1.1%
     Bond Fund ..................................................   + 8.7%
     Short-Term Bond Fund .......................................   + 7.4%
     Mid-Term Bond Fund .........................................   +10.4%
     Composite Fund .............................................   -11.0%
     Aggressive Equity Fund .....................................   -10.6%

      The above total return performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company. All Fund performances presented throughout this report are historical, reflect the full reinvestment of dividends paid, and should not be considered indicative of future results.

      On the pages which immediately follow are brief presentations and graphs for each Fund (except the Money Market Fund) which illustrate each Fund's respective:

      o Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

      o Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

      o  Historical performance compared with an appropriate index.

      The portfolios of each Fund and financial statements are presented in the pages which then follow.

      Thank you for your continued investment in our Funds.

                                        Sincerely,



                                        /s/ Dolores J. Morrissey
                                        ----------------------------------------
                                        Dolores J. Morrissey
                                        Chairman of the Board and President,
                                        Mutual of America Investment Corporation

                                MONEY MARKET FUND

      The Money Market Fund's investment objective is the realization of high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital. Through investing in high-quality commercial paper, the Fund returned 3.9% for the twelve months ended December, 2001. Short-term rates declined substantially during this period, as the Federal Reserve Board lowered the Federal Funds rate eleven times throughout 2001, in an attempt to stimulate the economy. The seven-day effective annual yield as of February 19, 2002 is 1.6%. As with all performance reporting, this yield is not necessarily indicative of future annual yields.

                                ALL AMERICA FUND

      The investment objective of the All America Fund is to outperform the Standard & Poor's 500 Index. The Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500 Index with the remaining 40% of the Fund actively managed. The actively managed portion of the Fund utilizes four different investment approaches, approximately equally distributed in large cap growth, small cap growth, large cap value and small cap value. Mutual of America Capital Management Corporation manages the value assets as well as the small cap growth assets, and, one sub-adviser manages the large cap growth assets.

      The Fund's return for the twelve months ending December 31, 2001 was -17.4% versus the benchmark S&P 500 Index's return of -11.9%. Each actively managed segment of the Fund lagged its respective benchmark by varying amounts. Market conditions have been challenging with investors reluctant to let their winners run, thereby quickly exiting stocks in which they have any gains. There is no clear leadership among the sectors with economic uncertainties both here and abroad. The market is facing several challenges surrounding accounting issues that are weighing on investor confidence. The recession appears not to have been steep by historic measures, therefore the recovery also may be muted. Earnings estimates are calling for an earnings recovery mid-year, but it will be dependent on consumers continuing to spend and a business recovery beginning early in the year.

[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

     Dates             All America Fund            S & P 500
     -----             ----------------            ---------
   12/31/1991               10,000                  10,000
   12/31/1992               10,317                  10,769
   12/31/1993               11,571                  11,844
   12/31/1994               11,719                  12,001
   12/31/1995               16,006                  16,511
   12/31/1996               19,322                  20,309
   12/31/1997               24,500                  27,084
   12/31/1998               29,708                  34,822
   12/31/1999               37,372                  42,148
   12/31/2000               35,506                  38,309
   12/31/2001               29,336                  33,757

----------------------------------------------------------
                     All America Fund
                     ----------------
                                           Total Return
  Period              Growth          --------------------
  Ended                 of             Cumu-       Average
 12/31/01            $10,000          lative       Annual
----------------------------------------------------------
 1 Year               $8,262           -17.4%     -17.4%
 5 Years             $15,182            51.8%       8.7%
 Since 5/2/94*       $25,878           158.8%      13.2%
 10 Years            $29,336           193.4%      11.4%
----------------------------------------------------------

----------------------------------------------------------
                     S & P 500 INDEX
                     ---------------
                                          Total Return
 Period              Growth           --------------------
 Ended                 of              Cumu-       Average
 12/31/01            $10,000          lative       Annual
----------------------------------------------------------
 1 Year               $8,812           -11.9%      -11.9%
 5 Years             $16,621            66.2%       10.7%
 Since 5/2/94        $29,092           190.9%       14.9%
 10 Years            $33,757           237.6%       12.9%
----------------------------------------------------------

* Prior to May 2, 1994, the Fund was known as the Stock Fund, had a different investment objective and did not have any subadvisers. Performance data which includes periods prior to 5/2/94, reflects performance results achieved in accordance with the previous objective of the Fund.

      The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                                EQUITY INDEX FUND

      The Equity Index Fund invests in the 500 stocks that comprise the S&P 500 Index. The S&P Index is a market-weighted index of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company's influence on the Index's performance directly proportional to that company's market value. The companies included in the Index tend to be industry leaders. The Fund's performance for the twelve months ended December 31, 2001 was -12.2% and in line with the benchmark return of -11.9%. Within the Index, technology had the most significant negative impact followed by health care, financials and utilities. Consumer cyclicals was the only sector to have a significantly positive impact on the Index. For the year, the portion of the S&P 500 that comprises the Barra Value Index outperformed Barra Growth. This trend began to shift somewhat as the year ended, as investors showed optimism that the economy had bottomed and would improve in 2002.

[The following information was depicted as a line chart in the printed material]


                         GROWTH OF A $10,000 INVESTMENT

        Dates            Equity Index Fund            S & P 500
        -----            -----------------            ---------
       2/5/1993                10,000                  10,000
     12/31/1993                10,619                  10,729
     12/31/1994                10,781                  10,871
     12/31/1995                14,729                  14,957
     12/31/1996                18,079                  18,397
     12/31/1997                24,063                  24,534
     12/31/1998                30,940                  31,543
     12/31/1999                37,321                  38,180
     12/31/2000                33,955                  34,702
     12/31/2001                29,822                  30,579

-------------------------------------------------------
                     Equity Index Fund
                     -----------------
                                       Total Return
 Period              Growth          ------------------
 Ended                 of             Cumu-     Average
 12/31/01            $10,000         lative     Annual
-------------------------------------------------------
 1 Year               $8,783          -12.2%    -12.2%
 5 Years             $16,495           65.0%     10.5%
 Since 2/5/93
  (Inception)        $29,822          198.2%     13.1%
-------------------------------------------------------

-------------------------------------------------------
                      S & P 500 Index
                      ---------------
                                       Total Return
 Period              Growth          ------------------
 Ended                 of             Cumu-     Average
 12/31/01            $10,000         lative     Annual
-------------------------------------------------------
 1 Year               $8,812          -11.9%    -11.9%
 5 Years             $16,621           66.2%     10.7%
 Since 2/5/93
  (Inception)        $30,579          205.8%     13.4%
-------------------------------------------------------

      The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                            MID-CAP EQUITY INDEX FUND

      The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400 Index. The Index is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company's influence on the Index's performance directly proportional to that company's market value. The companies included in the Index tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

      The Fund's performance for the twelve-month period ending December 31, 2001 was -1.1% versus the S&P MidCap 400 Index return of -0.6%. The S&P MidCap 400 Index outperformed the S&P 500 Index but underperformed the Russell 2000 Index as investors continued to seek smaller capitalized stocks with reasonable revenue and profit growth potential.

[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

     Dates           Mid Cap Equity Index Fund     S & P MidCap 400 Index
     -----           -------------------------     ----------------------
     5/3/1999                   10,000                      10,000
   12/31/1999                   11,174                      11,180
   12/31/2000                   13,039                      13,138
   12/31/2001                   12,900                      13,057

----------------------------------------------------
                Mid-Cap Equity Index Fund
                -------------------------
                                     Total Return
 Period              Growth       ------------------
 Ended                 of          Cumu-     Average
 12/31/01            $10,000      lative     Annual
----------------------------------------------------
 1 Year               $9,894        -1.1%     -1.1%
 Since 5/3/99
  (Inception)        $12,900        29.0%     10.0%
----------------------------------------------------

----------------------------------------------------
                 S & P MidCap 400 Index
                 ----------------------
                                     Total Return
 Period              Growth       ------------------
 Ended                 of          Cumu-     Average
 12/31/01            $10,000      lative     Annual
----------------------------------------------------
 1 Year               $9,939        -0.6%     -0.6%
 Since 5/3/99
  (Inception)        $13,057        30.6%     10.5%
----------------------------------------------------

      The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                                    BOND FUND

      The Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate and U.S. Government agency securities, which yield more than U.S. Treasury issues. For the twelve months ending December 31, 2001, the Fund returned 8.7%. Its benchmark, the Lehman Brothers Government/Credit Bond Index, which is over 50% invested in U.S. Government issues, returned 8.5% for the same period. The Fund continued to underweight government securities and emphasize higher yielding investment grade, but more volatile, corporate issues.

[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

                                   Lehman Bros. Gov't./
    Dates            Bond Fund      Credit Bond Index
    -----            ---------     --------------------
   12/31/1991          10,000             10,000
   12/31/1992          10,859             10,758
   12/31/1993          12,298             11,945
   12/31/1994          11,910             11,528
   12/31/1995          14,222             13,745
   12/31/1996          14,727             14,144
   12/31/1997          16,263             15,525
   12/31/1998          17,426             16,995
   12/31/1999          17,094             16,629
   12/31/2000          18,609             18,598
   12/31/2001          20,234             20,181

----------------------------------------------------
                     Bond Fund
                     ---------
                                     Total Return
 Period              Growth       ------------------
 Ended                 of          Cumu-     Average
 12/31/01           $10,000       lative     Annual
----------------------------------------------------
 1 Year              $10,873         8.7%      8.7%
 5 Years             $13,739        37.4%      6.6%
 10 Years            $20,234       102.3%      7.3%
----------------------------------------------------

----------------------------------------------------
      Lehman Bros. Gov't./ Credit Bond Index
      --------------------------------------
                                     Total Return
 Period              Growth       ------------------
 Ended                 of          Cumu-     Average
 12/31/01           $10,000       lative     Annual
----------------------------------------------------
 1 Year              $10,851         8.5%      8.5%
 5 Years             $14,267        42.7%      7.4%
 10 Years            $20,181       101.8%      7.3%
----------------------------------------------------

      The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                              SHORT-TERM BOND FUND

      The Short-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate, U.S. Government agency and mortgage-backed securities, which yield more than U.S. Treasury issues. The Fund's strategy focuses on tightly structured U.S. Government agency mortgage securities, which are normally less volatile than other securities of similar maturity. The Fund returned 7.4% for the twelve months ended December 31, 2001, compared to its benchmark, the Salomon Bros. 1-3 Year Bond Index, which returned 8.8% for the same period.

[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

                                                   Salomon Bros.
     Dates              Short Term Bond        1-3 Year Bond Index
     -----              ---------------        -------------------

     2/5/1993                10,000                  10,000
   12/31/1993                10,449                  10,448
   12/31/1994                10,600                  10,511
   12/31/1995                11,421                  11,655
   12/31/1996                11,985                  12,257
   12/31/1997                12,709                  13,074
   12/31/1998                13,428                  13,985
   12/31/1999                13,999                  14,444
   12/31/2000                15,088                  15,621
   12/31/2001                16,212                  17,001

----------------------------------------------------
               Short-Term Bond Fund
               --------------------
                                     Total Return
 Period              Growth       ------------------
 Ended                 of          Cumu-     Average
 12/31/01            $10,000      lative     Annual
----------------------------------------------------
 1 Year              $10,745         7.4%      7.4%
 5 Years             $13,527        35.3%      6.2%
 Since 2/5/93
  (Inception)        $16,212        62.1%      5.6%
----------------------------------------------------

----------------------------------------------------
         Salomon Bros. 1-3 Year Bond Index
         ---------------------------------
                                     Total Return
 Period              Growth       ------------------
 Ended                 of          Cumu-     Average
 12/31/01            $10,000      lative     Annual
----------------------------------------------------
 1 Year              $10,883         8.8%      8.8%
 5 Years             $13,870        38.7%      6.8%
 Since 2/5/93
  (Inception)        $17,001        70.0%      6.1%
----------------------------------------------------

      The line representing the performance return of the Short-Term Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                               MID-TERM BOND FUND

      The Mid-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate and U.S. Government agency securities, which yield more than U.S. Treasury issues. The spreads against Treasuries tightened considerably during the fourth quarter of 2001, adding appreciably to total return for the year. For the twelve months ended December 31, 2001, the Fund returned 10.4% compared to the Salomon Bros. 3-7 Year Bond Index, which returned 9.5%.

[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

                                                    Salomon Bros.
      Dates             Mid-Term Bond Fund       3-7 Year Bond Index
     -----              ------------------       -------------------
     2/1/1993                10,000                    10,000
   12/31/1993                10,727                    10,722
   12/31/1994                10,355                    10,436
   12/31/1995                12,042                    12,197
   12/31/1996                12,511                    12,669
   12/31/1997                13,429                    13,717
   12/31/1998                14,282                    14,939
   12/31/1999                14,479                    14,938
   12/31/2000                15,181                    16,527
   12/31/2001                16,766                    18,089

----------------------------------------------------
               Mid-Term Bond Fund
               ------------------
                                     Total Return
 Period              Growth       ------------------
 Ended                 of          Cumu-     Average
 12/31/01            $10,000      lative     Annual
----------------------------------------------------
 1 Year              $11,044        10.4%     10.4%
 5 Years             $13,401        34.0%      6.0%
 Since 2/5/93
  (Inception)        $16,766        67.7%      6.0%
----------------------------------------------------

----------------------------------------------------
        Salomon Bros. 3-7 Year Bond Index
        ---------------------------------
                                     Total Return
 Period              Growth       ------------------
 Ended                 of          Cumu-     Average
 12/31/01            $10,000      lative     Annual
----------------------------------------------------
 1 Year              $10,945         9.5%      9.5%
 5 Years             $14,277        42.8%      7.4%
 Since 2/5/93
  (Inception)        $18,089        80.9%      6.9%
----------------------------------------------------

      The line representing the performance return of the Mid-Term Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                                 COMPOSITE FUND

      The Composite Fund invests in a diversified portfolio of common stocks and fixed income securities seeking capital appreciation and current income. The equity portion of the Fund invests in stocks within the S&P 500 Index. The Fund will invest in the twenty-five largest stocks by market capitalization within the Index, maintaining a prescribed range. In addition, the Fund can invest in an additional twenty-five to fifty stocks from within the Index. The bond portion of the Fund invests primarily in corporate and U.S. Government agency issues, which yield more than U.S. Treasury securities. For the twelve months ended December 31, 2001, the Lehman Brothers Government/Credit Bond Index returned 8.5% and the S&P 500 Index returned -11.9% with the overall Fund returning -11.0%. In recent years as technology and service-type companies have grown in importance within the U.S. economy their representation within the Index has also grown. In the past year, these segments of the economy have struggled and, therefore, so has the performance of the S&P 500 Index. Investor time horizons are much shorter, and with no clear leadership within the Index, investors take gains quickly, moving on to other opportunities, thereby making more challenging the investment environment. In addition, the specter of questionable accounting has and will continue to put pressure on the market.

[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

                                 Lehman Bros.                     Salomon Bros.
                                 Gov't/Credit       S & P 500      3 - Month
     Dates      Composite Fund    Bond Index          Index       T-Bill Index
     -----      --------------    ----------        ---------    ---------------

   12/31/1991       10,000          10,000            10,000         10,000
   12/31/1992       10,594          10,758            10,768         10,362
   12/31/1993       12,413          11,945            11,844         10,681
   12/31/1994       12,032          11,528            12,001         11,135
   12/31/1995       14,667          13,745            16,511         11,775
   12/31/1996       16,412          14,144            20,308         12,394
   12/31/1997       19,317          15,525            27,083         13,044
   12/31/1998       22,111          16,995            34,821         13,703
   12/31/1999       25,467          16,629            42,147         14,353
   12/31/2000       25,332          18,598            38,308         15,208
   12/31/2001       22,546          20,181            33,757         15,830

----------------------------------------------------
                   Composite Fund
                   --------------
                                     Total Return
 Period              Growth       ------------------
 Ended                 of          Cumu-     Average
 12/31/01            $10,000      lative     Annual
----------------------------------------------------
 1 Year               $8,900       -11.0%    -11.0%
 5 Years             $13,738        37.4%      6.6%
 10 Years            $22,546       125.5%      8.5%
----------------------------------------------------

----------------------------------------------------
                  S & P 500 Index
                  ---------------
                                     Total Return
 Period              Growth       ------------------
 Ended                 of          Cumu-     Average
 12/31/01            $10,000      lative     Annual
----------------------------------------------------
 1 Year               $8,812       -11.9%    -11.9%
 5 Years             $16,621        66.2%     10.7%
 10 Years            $33,756       237.6%     12.9%
----------------------------------------------------

----------------------------------------------------
       Lehman Bros. Gov't/Credit Bond Index
       ------------------------------------
                                     Total Return
 Period              Growth       ------------------
 Ended                 of          Cumu-     Average
 12/31/01            $10,000      lative     Annual
----------------------------------------------------
 1 Year              $10,851         8.5%      8.5%
 5 Years             $14,267        42.7%      7.4%
 10 Years            $20,181       101.8%      7.3%
----------------------------------------------------

----------------------------------------------------
        Salomon Bros. 3 - Month T-Bill Index
        ------------------------------------
                                     Total Return
 Period              Growth       ------------------
 Ended                 of          Cumu-     Average
 12/31/01            $10,000      lative     Annual
----------------------------------------------------
 1 Year              $10,409         4.1%      4.1%
 5 Years             $12,772        27.7%      5.0%
 10 Years            $15,830        58.3%      4.7%
----------------------------------------------------

      The line representing the performance return of the Composite Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return lines of the Indexes does not.

                             AGGRESSIVE EQUITY FUND

      The Aggressive Equity Fund's objective is capital appreciation through investing in both growth and value stocks, with respective weightings determined by market conditions. Over the twelve-month period ending December 31, 2001, value stocks outperformed growth stocks by a significant margin for the second consecutive year. As with larger-cap stocks, this trend began to reverse late in the year with growth outperforming as investors anticipated an economic recovery. A sharp drop in capital spending, particularly in the telecom sector, hampered growth stocks. Investors moved rapidly to take gains and no sector took leadership during this period. During the most recent quarters, the Fund was positioned for a growing demand in energy and continued weakness in technology. These events did not develop as expected and the Fund's performance lagged the benchmark. For the twelve-month period ending December 31, 2001, the benchmark Russell 2000 Index returned 2.5% and the Fund returned -10.6%.


[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

     Dates           Aggressive Equity Fund     Russell 2000 Index
     -----           ----------------------     ------------------
     5/1/1994                10,000                  10,000
   12/31/1994                10,597                   9,845
   12/31/1995                14,640                  12,645
   12/31/1996                18,678                  14,730
   12/31/1997                22,556                  18,024
   12/31/1998                21,395                  17,564
   12/31/1999                30,656                  21,298
   12/31/2000                30,300                  20,653
   12/31/2001                27,082                  21,167

----------------------------------------------------
              Aggressive Equity Fund
              ----------------------
                                     Total Return
 Period              Growth       ------------------
 Ended                 of          Cumu-     Average
 12/31/01            $10,000      lative     Annual
----------------------------------------------------
 1 Year               $8,938       -10.6%    -10.6%
 5 Years             $14,499        45.0%      7.7%
 Since 5/2/94
  (Inception)        $27,082       170.8%     13.9%
----------------------------------------------------

----------------------------------------------------
               Russell 2000 Index
               ------------------
                                     Total Return
 Period              Growth       ------------------
 Ended                 of          Cumu-     Average
 12/31/01            $10,000      lative     Annual
----------------------------------------------------
 1 Year              $10,249         2.5%      2.5%
 5 Years             $14,369        43.7%      7.5%
 Since 5/2/94
  (Inception)        $21,167       111.7%     10.3%
----------------------------------------------------

      The line representing the performance return of the Aggressive Equity Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

         MUTUAL OF AMERICA INVESTMENT COROPORATION (MONEY MARKET FUND)
                    PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 2001

                                                                          Face
                                        Rating*     Rate    Maturity     Amount        Value
                                        --------  --------  --------   ----------   -----------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (100%)
7-Eleven, Inc. ...................      A1+/P1      2.05%    01/11/02   $1,000,000   $  999,429
7-Eleven, Inc. ...................      A1+/P1      2.00     01/18/02    1,000,000      999,054
7-Eleven, Inc. ...................      A1+/P1      2.03     01/31/02    1,758,000    1,755,021
American Express Credit Corp. ....       A1/P1      1.82     02/20/02    3,702,000    3,692,636
Bear Stearns Co., Inc. ...........       A1/P1      1.84     03/22/02    3,800,000    3,784,606
Becton Dickinson & Co. ...........       A1/P1      1.80     03/11/02      620,000      617,830
Bellsouth Corporation ............      A1+/P1      1.80     02/08/02      876,000      874,335
Cardinal Health Inc. .............       A1/P1      2.52     01/17/02      300,000      299,662
CIT Group Inc. ...................       A1/P1      2.13     01/28/02      962,000      960,460
Coca-Cola Co. ....................       A1/P1      1.73     02/14/02    3,800,000    3,791,958
Coca-Cola Enterprises ............       A1/P1      1.75     01/30/02    3,136,000    3,131,575
Credit Suisse First Boston, Inc. .      A1+/P1      1.74     03/11/02    1,000,000      996,613
Duke Energy Corporation ..........       A1/P1      1.78     01/29/02    3,134,000    3,129,656
Executive Jet, Inc. ..............      A1+/P1      2.05     01/18/02    3,741,000    3,737,369
Federal Home Loan Bank ...........      A1+/P1      1.43     01/02/02    1,000,000      999,960
Gannett Co. ......................       A1/P1      1.90     01/14/02      447,000      446,693
Gannett Co. ......................       A1/P1      1.85     01/24/02    1,312,000    1,310,448
Gannett Co. ......................       A1/P1      1.83     01/25/02      563,000      562,313
General Dynamics Corp. ...........       A1/P1      1.90     02/19/02    3,700,000    3,690,418
General Electric Capital Corp. ...      A1+/P1      1.76     02/07/02      564,000      562,979
General Electric Capital Corp. ...      A1+/P1      1.81     02/15/02    1,225,000    1,222,227
General Electric Capital Corp. ...      A1+/P1      1.84     02/22/02    2,000,000    1,994,683
Goldman Sachs Group, Inc. ........      A1+/P1      1.84     02/13/02    3,800,000    3,791,636
Household Finance Corp. ..........       A1/P1      2.12     01/18/02    1,000,000      998,995
International Leases Finance Corp.      A1+/P1      1.94     01/14/02    3,628,000    3,625,451
Kimberly-Clark Corp. .............      A1+/P1      1.78     02/05/02    3,800,000    3,793,419
Merrill Lynch ....................      A1+/P1      2.00     01/04/02    1,910,000    1,909,682
Minnesota Mining & Mfg ...........      A1+/P1      2.04     01/11/02      328,000      327,814
Minnesota Mining & Mfg ...........      A1+/P1      2.10     01/11/02    1,200,000    1,199,297
Minnesota Mining & Mfg ...........      A1+/P1      2.13     01/11/02      840,000      839,501
Morgan Stanley Dean Witter .......      A1+/P1      1.92     01/11/02    3,800,000    3,797,968
National Rural Utilities .........      A1+/P1      2.02     01/17/02    3,700,000    3,696,672
Nestle Capital Corp. .............      A1+/P1      2.00     01/18/02      500,000      499,527
Nestle Capital Corp. .............      A1+/P1      2.05     01/25/02    3,000,000    2,995,892
Novartis Finance Corp. ...........      A1+/P1      1.73     02/15/02    3,633,000    3,625,137
Pitney Bowes, Inc. ...............      A1+/P1      1.90     01/11/02    3,800,000    3,797,989
Procter & Gamble Co. .............      A1+/P1      1.97     02/12/02    1,300,000    1,297,004
Salomon Smith Barney Hldgs .......       A1/P1      1.83     02/04/02    3,700,000    3,693,603
Toyota Motor Credit Corp. ........      A1+/P1      1.73     01/25/02    2,081,000    2,078,597
UBS Finance Delw., Inc. ..........      A1+/P1      1.73     02/13/02    1,167,000    1,164,586
UBS Finance Delw., Inc. ..........      A1+/P1      1.77     02/13/02    2,600,000    2,594,498
Verizon Network Funding ..........      A1+/P1      1.88     01/29/02      509,000      508,255
Verizon Network Funding ..........      A1+/P1      1.84     01/30/02    3,000,000    2,995,551
Washington Post Co. ..............       A1/P1      1.75     02/15/02    1,800,000    1,796,059
Wisconsin Gas Co. ................      A1+/P1      2.00     01/11/02    3,790,000    3,787,890
                                                                                    -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $94,374,880) 100% .................... ...........................     $94,374,948
                                                                                 ===========

--------------
*     The  ratings  are  provided  by  Standard  &  Poor's   Corporation/Moody's
      Investors Service Inc.

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT COROPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 2001

                                                           Shares        Value
                                                           ------        -----
INDEXED ASSETS:
COMMON STOCKS
  ADC Telecommunications, Inc.* ..................         26,652     $  122,599
  AES Corp.* .....................................         17,995        294,218
  ALCOA, Inc. ....................................         28,671      1,019,254
  AMR Corp.* .....................................          5,215        115,617
  AOL Time Warner, Inc. ..........................        149,460      4,797,666
  AT&T Corp. .....................................        119,436      2,166,569
  AT&T Wireless Services* ........................         85,420      1,227,485
  Abbott Laboratories ............................         52,408      2,921,746
  Adobe Systems, Inc. ............................          8,007        248,617
  Advanced Micro Devices, Inc.* ..................         11,472        181,946
  Aetna, Inc. ....................................          4,838        159,606
  Aflac, Inc. ....................................         17,627        432,919
  Agilent Technologies, Inc.* ....................         15,550        443,330
  Air Products & Chemicals, Inc. .................          7,674        359,987
  Alberto-Culver Co. .............................          1,921         85,946
  Albertson's, Inc. ..............................         13,708        431,665
  Alcan, Inc. ....................................         10,832        389,194
  Allegheny Energy, Inc. .........................          4,209        152,450
  Allegheny Technologies, Inc. ...................          2,709         45,376
  Allergan, Inc. .................................          4,428        332,321
  Allied Waste Industries, Inc.* .................          6,667         93,738
  Allstate Corp. .................................         24,070        811,159
  Alltel Corp. ...................................         10,479        646,869
  Altera Corp.* ..................................         13,003        275,924
  AmSouth Bancorporation .........................         12,302        232,508
  Ambac Financial Group, Inc. ....................          3,563        206,155
  Amerada Hess Corp. .............................          2,994        187,125
  Ameren Corp. ...................................          4,646        196,526
  American Electric Power, Inc. ..................         10,878        473,519
  American Express Co. ...........................         45,040      1,607,478
  American Greetings Corp. Cl A* .................          2,144         29,544
  American Home Products Corp. ...................         44,535      2,732,668
  American Int'l. Group, Inc. ....................         88,192      7,002,445
  American Power Conversion* .....................          6,601         95,450
  Amerisource Bergen Corp. .......................          3,473        220,709
  Amgen, Inc.* ...................................         35,294      1,991,993
  Anadarko Petroleum Corp. .......................          8,412        478,222
  Analog Devices, Inc.* ..........................         12,213        542,135
  Andrew Corp.* ..................................          2,748         60,154
  Anheuser-Busch Cos., Inc. ......................         29,851      1,349,564
  Aon Corp. ......................................          9,088        322,806
  Apache Corp. ...................................          4,628        230,830
  Apple Computer, Inc.* ..........................         11,843        259,362
  Applera Corp.-Applied Biosys ...................          7,154        280,938
  Applied Materials, Inc.* .......................         27,556      1,104,996
  Applied Micro Circuits, Corp.* .................         10,071        114,004
  Archer-Daniels-Midland Co. .....................         22,324        320,349
  Ashland, Inc. ..................................          2,331        107,412
  AutoZone, Inc.* ................................          3,639        261,280
  Autodesk, Inc. .................................          1,850         68,950
  Automatic Data Processing, Inc .................         20,815      1,226,004
  Avaya, Inc. ....................................          9,685        117,673
  Avery Dennison Corp. ...........................          3,718        210,179
  Avon Products, Inc. ............................          7,975        370,838
  BB & T Corp. ...................................         15,294        552,266
  BMC Software, Inc.* ............................          8,244        134,954
  Baker Hughes, Inc. .............................         11,338        413,497
  Ball Corp ......................................            925         65,398
  Bank One Corp. .................................         39,363      1,537,125
  Bank of America Corp. ..........................         53,112      3,343,400
  Bank of New York Co., Inc. .....................         24,861      1,014,329
  Bard (C.R.), Inc. ..............................          1,712        110,424
  Barrick Gold Corp. .............................         18,116        288,950
  Bausch & Lomb, Inc. ............................          1,803         67,901
  Baxter International, Inc. .....................         19,929      1,068,792
  Bear Stearns Cos., Inc. ........................          3,171        185,947
  Becton Dickinson & Co. .........................          8,728        289,333
  Bed Bath & Beyond, Inc.* .......................          9,791        331,915
  BellSouth Corp. ................................         63,363      2,417,298
  Bemis Co. ......................................          1,782         87,639
  Best Buy Co., Inc.* ............................          7,118        530,149
  Big Lots, Inc. .................................          3,843         39,967
  Biogen, Inc.* ..................................          4,993        286,349
  Biomet, Inc. ...................................          9,102        281,252
  Black & Decker Corp. ...........................          2,694        101,645
  Block (H. & R.), Inc. ..........................          6,193        276,827
  Boeing Co. .....................................         28,272      1,096,388
  Boise Cascade Corp. ............................          1,968         66,932
  Boston Scientific Corp.* .......................         13,616        328,418
  Bristol-Myers Squibb Co. .......................         65,317      3,331,167
  Broadcom Corp. Cl A* ...........................          8,855        362,878
  Brown-Forman Corp. Cl B ........................          2,329        145,795
  Brunswick Corp. ................................          2,962         64,453
  Burlington Northern Santa Fe ...................         13,053        372,402
  Burlington Resources, Inc. .....................          6,777        254,409
  CIGNA Corp. ....................................          4,882        452,317
  CINergy Corp. ..................................          5,371        179,553
  CMS Energy Corp. ...............................          4,489        107,871
  CSX Corp. ......................................          7,197        252,255
  CVS Corp. ......................................         13,192        390,483
  Calpine Corp.* .................................         10,307        173,055
  Campbell Soup Co. ..............................         13,829        413,072
  Capital One Financial Corp. ....................          7,254        391,353
  Cardinal Health, Inc. ..........................         15,221        984,190
  Carnival Corp. .................................         19,788        555,647
  Caterpillar, Inc. ..............................         11,588        605,473
  Cendant Corp.* .................................         33,133        649,738
  Centex Corp. ...................................          2,042        116,578
  CenturyTel, Inc. ...............................          4,761        156,161
  Charles Schwab Corp. ...........................         46,135        713,708
  Charter One Financial, Inc. ....................          7,587        205,987
  ChevronTexaco Corp. ............................         36,013      3,227,125
  Chiron Corp.* ..................................          6,385        279,918
  Chubb Corp. ....................................          5,732        395,508
  Ciena Corp.* ...................................         11,045        158,054
  Cincinnati Financial Corp. .....................          5,453        208,032
  Cintas Corp. ...................................          5,729        277,226
  Circuit City Group, Inc. .......................          7,032        182,480
  Cisco Systems, Inc.* ...........................        247,611      4,484,235
  Citigroup, Inc. ................................        173,678      8,767,265
  Citizens Communications Co.* ...................          9,455        100,790
  Citrix Systems, Inc.* ..........................          6,337        143,596
  Clear Channel Communications* ..................         20,175      1,027,109
  Clorox Co. .....................................          7,851        310,507
  Coca-Cola Co. ..................................         83,948      3,958,148
  Coca-Cola Enterprises, Inc. ....................         15,013        284,346
  Colgate-Palmolive Co. ..........................         18,625      1,075,594
  Comcast Corp. Cl A* ............................         31,899      1,148,364
  Comerica, Inc. .................................          6,018        344,831
  Compaq Computer Corp. ..........................         57,186        558,135
  Computer Associates Int'., Inc .................         19,444        670,624
  Computer Sciences Corp.* .......................          5,750        281,635
  Compuware Corp.* ...............................         12,553        148,000
  Comverse Technology, Inc. ......................          6,262        140,081
  ConAgra Foods, Inc. ............................         18,137        431,116
  Concord EFS, Inc.* .............................         17,005        557,424
  Conexant Systems, Inc.* ........................          8,602        123,525
  Conoco, Inc. ...................................         21,096        597,017
  Conseco, Inc.* .................................         11,637         51,901
  Consolidated Edison, Inc. ......................          7,165        289,179

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT COROPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 2001

                                                           Shares        Value
                                                           ------        -----
  INDEXED ASSETS (CONTINUED):
  COMMON STOCKS (CONTINUED)
  Constellation Energy Group .....................          5,526   $    146,715
  Convergys Corp.* ...............................          5,803        217,554
  Cooper Industries, Inc. ........................          3,164        110,487
  Cooper Tire & Rubber Co. .......................          2,450         39,102
  Coors (Adolph) Co. Cl B ........................          1,219         65,095
  Corning, Inc.* .................................         31,927        284,789
  Costco Wholesale Corp.* ........................         15,266        677,505
  Countrywide Credit Industries ..................          4,126        169,042
  Crane Co. ......................................          2,014         51,639
  Cummins, Inc. ..................................          1,394         53,725
  DTE Energy Co. .................................          5,491        230,293
  Dana Corp. .....................................          5,014         69,594
  Danaher Corp. ..................................          4,812        290,212
  Darden Restaurants, Inc. .......................          3,934        139,264
  Deere & Co. ....................................          7,927        346,093
  Dell Computer Corp.* ...........................         88,108      2,394,775
  Delphi Automotive Systems Corp .................         18,912        258,338
  Delta Air Lines, Inc. ..........................          4,156        121,605
  Deluxe Corp. ...................................          2,240         93,139
  Devon Energy Corp. .............................          4,254        164,417
  Dillard's, Inc. Cl A ...........................          2,826         45,216
  Disney (Walt) Co. ..............................         68,819      1,425,930
  Dollar General Corp. ...........................         11,173        166,478
  Dominion Resources, Inc. .......................          8,879        533,628
  Donnelley (R.R.) & Sons Co. ....................          3,865        114,752
  Dover Corp. ....................................          6,833        253,299
  Dow Chemical Co. ...............................         30,446      1,028,466
  Dow Jones & Co., Inc. ..........................          2,867        156,911
  Du Pont (E.I.) de Nemours & Co. ................         34,607      1,471,144
  Duke Energy Corp. ..............................         26,201      1,028,651
  Dynergy, Inc. ..................................         11,847        302,099
  EMC Corp.* .....................................         74,793      1,005,218
  EOG Resources, Inc. ............................          3,898        152,451
  Eastman Chemical Co. ...........................          2,605        101,647
  Eastman Kodak Co. ..............................          9,821        289,032
  Eaton Corp. ....................................          2,339        174,045
  Ecolab, Inc. ...................................          4,295        172,874
  Edison International* ..........................         10,999        166,085
  El Paso Corp. ..................................         17,227        768,496
  Electronic Data Systems Corp. ..................         16,003      1,097,006
  Emerson Electric Co. ...........................         14,447        824,924
  Engelhard Corp. ................................          4,382        121,294
  Entergy Corp. ..................................          7,445        291,174
  Equifax, Inc. ..................................          4,891        118,118
  Equity Office Properties .......................         13,987        420,729
  Equity Res. Pptys. Tr. Co. .....................          9,142        262,467
  Exelon Corp. ...................................         10,832        518,636
  Exxon Mobil Corp. ..............................        230,922      9,075,235
  FPL Group, Inc. ................................          5,932        334,565
  Family Dollar Stores, Inc. .....................          5,820        174,484
  Fannie Mae .....................................         33,724      2,681,058
  FedEx Corp.* ...................................         10,064        522,120
  Federated Department Stores* ...................          6,504        266,014
  Fifth Third Bancorp ............................         19,506      1,201,179
  First Data Corp. ...............................         12,879      1,010,358
  First Union Corp. ..............................         45,940      1,440,678
  FirstEnergy Corp. ..............................         10,047        351,444
  Fiserv, Inc.* ..................................          6,318        267,378
  FleetBoston Financial Corp. ....................         35,278      1,287,647
  Fluor Corp. ....................................          2,704        101,130
  Ford Motor Co. .................................         61,131        960,979
  Forest Laboratories, Inc.* .....................          6,008        492,356
  Fortune Brands, Inc. ...........................          5,016        198,583
  Franklin Resources, Inc. .......................          8,804        310,517
  Freddie Mac ....................................         23,464      1,534,546
  Freeport-McMoran Copper Cl B* ..................          4,857         65,035
  Gannett Co., Inc. ..............................          8,928        600,229
  Gap, Inc. ......................................         29,114        405,849
  Gateway, Inc.* .................................         10,936         87,925
  General Dynamics Corp. .........................          6,812        542,508
  General Electric Co. ...........................        335,127     13,431,890
  General Mills, Inc. ............................         12,298        639,619
  General Motors Corp. ...........................         18,753        911,396
  Genuine Parts Co. ..............................          5,855        214,879
  Genzyme Corp. (Genl. Div.)* ....................          7,163        428,777
  Georgia-Pacific (Timber Group) .................          7,757        214,171
  Gillette Co. ...................................         35,663      1,191,144
  Golden West Financial Corp. ....................          5,321        313,141
  Goodrich Corporation ...........................          3,442         91,626
  Goodyear Tire & Rubber Co. .....................          5,507        131,122
  Grainger (W.W.), Inc. ..........................          3,158        151,584
  Great Lakes Chemical Corp. .....................          1,694         41,130
  Guidant Corp.* .................................         10,287        512,293
  HCA, Inc. ......................................         17,386        670,056
  Halliburton Co. ................................         14,474        189,609
  Harley-Davidson, Inc. ..........................         10,202        554,071
  Harrah's Entertainment, Inc.* ..................          3,788        140,194
  Hartford Financial Svs. Gp., Inc. ..............          8,277        520,044
  Hasbro, Inc. ...................................          5,832         94,653
  Health Management Associates* ..................          8,268        152,131
  HealthSouth Corp.* .............................         13,243        196,261
  Heinz (H.J.) Co. ...............................         11,820        486,038
  Hercules, Inc.* ................................          3,663         36,630
  Hershey Food Corp. .............................          4,578        309,931
  Hewlett-Packard Co. ............................         65,491      1,345,185
  Hilton Hotels Corp. ............................         12,458        136,041
  Home Depot, Inc. ...............................         79,106      4,035,197
  Honeywell International, Inc. ..................         27,452        928,427
  Household International, Inc. ..................         15,451        895,231
  Humana, Inc.* ..................................          5,695         67,144
  Huntington Bancshares, Inc. ....................          8,480        145,771
  IMS Health, Inc. ...............................          9,976        194,632
  ITT Industries, Inc. ...........................          2,986        150,793
  Illinois Tool Works, Inc. ......................         10,285        696,500
  Immunex Corp.* .................................         18,386        509,476
  Inco, Ltd.* ....................................          6,140        104,012
  Ingersoll Rand Co.* ............................          5,671        237,105
  Intel Corp. ....................................        226,583      7,126,035
  International Game Technology* .................          2,960        202,168
  International Paper Co. ........................         16,278        656,817
  Interpublic Group of Cos., Inc. ................         12,748        376,576
  Intl. Business Machines Corp. ..................         58,153      7,034,187
  Intl. Flavors & Fragrances .....................          3,201         95,102
  Intuit, Inc.* ..................................          7,159        306,119
  J.P. Morgan Chase & Co. ........................         66,604      2,421,055
  JDS Uniphase Corp.* ............................         44,820        391,279
  Jabil Circuit, Inc.* ...........................          6,655        151,202
  Jefferson-Pilot Corp. ..........................          5,079        235,005
  John Hancock Financial Services ................         10,083        416,428
  Johnson & Johnson ..............................        103,550      6,119,805
  Johnson Controls, Inc. .........................          2,946        237,890
  Jones Apparel Group, Inc.* .....................          4,235        140,475
  KB Home ........................................          1,699         68,130
  KLA Tencor Corp.* ..............................          6,256        310,047
  Kellogg Co. ....................................         13,722        413,032
  Kerr-McGee Corp. ...............................          3,371        184,731
  KeyCorp ........................................         14,295        347,940
  Keyspan Corporation ............................          4,695        162,682
  Kimberly Clark Corp. ...........................         17,728      1,060,134
  Kinder Morgan, Inc. ............................          3,768        209,840

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT COROPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 2001

                                                           Shares        Value
                                                           ------        -----
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  King Pharmaceuticals Inc.* .....................          8,292   $    349,342
  Kmart Corp.* ...................................         16,826         91,870
  Knight-Ridder, Inc. ............................          2,839        184,336
  Kohl's Corp.* ..................................         11,307        796,465
  Kroger Co.* ....................................         27,118        565,953
  LSI Logic Corp.* ...............................         12,384        195,420
  Legget & Platt .................................          6,633        152,559
  Lehman Brothers Holdings, Inc. .................          8,045        537,406
  Lexmark Int'l, Inc.* ...........................          4,395        259,305
  Lilly (Eli) & Co. ..............................         37,951      2,980,672
  Limited, Inc. ..................................         14,469        212,984
  Lincoln National Corp. .........................          6,395        310,605
  Linear Technology Corp. ........................         10,687        417,220
  Liz Claiborne, Inc. ............................          1,776         88,356
  Lockheed Martin Corp. ..........................         14,871        694,030
  Loews Corp. ....................................          6,464        357,976
  Louisiana-Pacific Corp.* .......................          3,539         29,869
  Lowe's Companies, Inc. .........................         26,139      1,213,111
  Lucent Technologies* ...........................        115,255        724,954
  MBIA, Inc. .....................................          5,010        268,686
  MBNA Corp. .....................................         28,754      1,012,141
  MGIC Investment Corp. ..........................          3,618        223,303
  Manor Care, Inc.* ..............................          3,456         81,942
  Marathon Oil Corp. .............................         10,444        313,320
  Marriott International, Inc. ...................          8,133        330,606
  Marsh & McLennan Cos., Inc. ....................          9,271        996,169
  Masco Corp. ....................................         15,512        380,044
  Mattel, Inc. ...................................         14,571        250,621
  Maxim Integrated Products, Inc .................         10,902        572,464
  May Department Stores Co. ......................         10,086        372,980
  Maytag Corp. ...................................          2,566         79,623
  McDermott International, Inc.* .................          2,082         25,546
  McDonald's Corp. ...............................         43,394      1,148,639
  McGraw-Hill Cos., Inc. .........................          6,525        397,895
  McKesson Corp. .................................          9,654        361,060
  Mead Corp. .....................................          3,351        103,512
  Medimmune, Inc.* ...............................          7,226        334,925
  Medtronic, Inc. ................................         40,868      2,092,850
  Mellon Financial Corp. .........................         15,793        594,133
  Merck & Co., Inc. ..............................         76,789      4,515,193
  Mercury Interactive Corp.* .....................          2,792         94,872
  Meredith Corp. .................................          1,665         59,357
  Merrill Lynch & Co., Inc. ......................         28,570      1,489,068
  MetLife, Inc. ..................................         24,467        775,115
  Micron Technology, Inc.* .......................         20,230        627,130
  Microsoft Corp.* ...............................        181,812     12,048,667
  Millipore Corp. ................................          1,612         97,848
  Minnesota Mining & Mfg. Co. ....................         13,236      1,564,628
  Mirant Corp.* ..................................         13,524        216,655
  Molex, Inc., Cl A ..............................          6,606        204,456
  Moody's Corp. ..................................          5,266        209,903
  Morgan Stanley Dean Witter .....................         37,023      2,071,067
  Motorola, Inc. .................................         75,136      1,128,543
  NCR Corp.* .....................................          3,279        120,864
  NIKE, Inc. Cl B ................................          9,068        509,984
  NVIDIA Corporation* ............................          4,881        326,539
  Nabors Industries, Inc.* .......................          4,756        163,273
  National City Corp. ............................         20,457        598,163
  National Semiconductor Corp.* ..................          5,938        182,831
  Navistar International Corp. ...................          2,005         79,198
  Network Appliance, Inc.* .......................         11,178        244,463
  New York Times Co. Cl A ........................          5,118        221,354
  Newell Rubbermaid, Inc. ........................          9,002        248,185
  Newmont Mining Corp. ...........................          6,618        126,470
  Nextel Communications, Inc.* ...................         26,949        295,361
  NiSource, Inc. .................................          6,981        160,982
  Niagara Mohawk Holdings, Inc.* .................          5,409         95,902
  Nicor, Inc. ....................................          1,512         62,960
  Noble Drilling Corp.* ..........................          4,464        151,955
  Nordstrom, Inc. ................................          4,526         91,561
  Norfolk Southern Corp. .........................         13,015        238,565
  Nortel Networks Corp.* .........................        108,052        810,390
  Northern Trust Corp. ...........................          7,498        451,530
  Northrop Grumman Corp. .........................          3,728        375,820
  Novell, Inc.* ..................................         12,226         56,117
  Novellus Systems, Inc.* ........................          4,838        190,859
  Nucor Corp. ....................................          2,626        139,073
  Occidental Petroleum Corp. .....................         12,612        334,596
  Office Depot, Inc.* ............................         10,363        192,130
  Omnicom Group, Inc. ............................          6,274        560,582
  Oracle Corp.* ..................................        187,750      2,592,828
  PACCAR, Inc. ...................................          2,601        170,678
  PG & E Corp.* ..................................         13,064        251,351
  PMC-Sierra, Inc.* ..............................          5,554        118,078
  PNC Financial Services Group ...................          9,590        538,958
  PPG Industries, Inc. ...........................          5,684        293,976
  PPL Corporation ................................          4,944        172,298
  Pactiv Corp.* ..................................          5,378         95,460
  Pall Corp. .....................................          4,123         99,199
  Palm, Inc.* ....................................         19,175         74,399
  Parametric Technology Corp.* ...................          8,863         69,220
  Parker Hannifin Corp. ..........................          3,959        181,758
  Paychex, Inc. ..................................         12,636        442,765
  Penney (J.C.) Co., Inc. ........................          8,906        239,571
  Peoples Energy Corp. ...........................          1,195         45,326
  Peoplesoft, Inc.* ..............................         10,224        411,005
  Pepsi Bottling Group, Inc. .....................          9,564        224,754
  PepsiCo, Inc. ..................................         59,063      2,875,777
  PerkinElmer, Inc. ..............................          4,158        145,613
  Pfizer, Inc. ...................................        212,226      8,457,206
  Pharmacia Corp. ................................         43,528      1,856,469
  Phelps Dodge Corp.* ............................          2,675         86,670
  Phillip Morris Cos., Inc. ......................         73,143      3,353,607
  Phillips Petroleum Co. .........................         12,871        775,606
  Pinnacle West Capital Corp. ....................          2,881        120,570
  Pitney Bowes, Inc. .............................          8,232        309,606
  Placer Dome, Inc. ..............................         11,079        120,872
  Power One, Inc.* ...............................          2,654         27,628
  Praxair, Inc. ..................................          5,430        300,008
  Proctor & Gamble Co. ...........................         43,737      3,460,909
  Progress Energy, Inc. ..........................          7,384        332,502
  Progressive Corp. of Ohio ......................          2,478        369,965
  Providian Financial Corp.* .....................          9,594         34,059
  Public Svc. Enterprise Group ...................          7,004        295,499
  Pulte Homes, Inc. ..............................          1,976         88,268
  QlLogic Corporation* ...........................          3,128        139,227
  Qualcomm, Inc.* ................................         25,805      1,303,153
  Quintiles Transnational Corp.* .................          4,038         64,931
  Qwest Communications Int'l .....................         56,205        794,177
  RadioShack Corp. ...............................          6,051        182,135
  Raytheon .......................................         13,197        428,507
  Reebok International Ltd.* .....................          1,988         52,682
  Regions Financial Corp. ........................          7,674        230,527
  Reliant Energy, Inc. ...........................         10,065        266,924
  Robert Half Intl., Inc.* .......................          5,917        157,984
  Rockwell Collins ...............................          6,157        120,062
  Rockwell Intl., Corp. ..........................          6,157        109,964
  Rohm Haas Co. ..................................          7,440        257,647
  Rowan Cos., Inc.* ..............................          3,159         61,190
  Royal Dutch Petroleum Co. (N.Y.) ...............         71,702      3,514,832

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT COROPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 2001

                                                           Shares        Value
                                                           ------        -----
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Ryder System, Inc. .............................          2,018   $     44,699
  SBC Communications, Inc. .......................        113,479      4,444,972
  Sabre Group Holdings, Inc.* ....................          4,506        190,829
  Safeco Corp. ...................................          4,313        134,350
  Safeway, Inc.* .................................         16,943        707,370
  Sanmina Corp.* .................................         17,585        349,942
  Sapient Corp.* .................................          4,265         32,926
  Sara Lee Corp. .................................         26,443        587,828
  Schering-Plough Corp. ..........................         49,450      1,770,805
  Schlumberger, Ltd. .............................         19,435      1,067,953
  Scientific-Atlanta, Inc. .......................          5,275        126,284
  Sealed Air Corp.* ..............................          2,841        115,970
  Sears Roebuck & Co. ............................         10,890        518,800
  Sempra Energy ..................................          6,994        171,703
  Sherwin-Williams Co. ...........................          5,214        143,385
  Siebel Systems, Inc.* ..........................         15,608        436,712
  Sigma-Aldrich Corp. ............................          2,476         97,579
  Snap-On, Inc. ..................................          1,955         65,805
  Solectron Corp.* ...............................         27,702        312,479
  SouthTrust Corp. ...............................         11,568        285,383
  Southern Co. ...................................         23,466        594,863
  Southwest Airlines Co. .........................         25,836        477,449
  Sprint Corp.(FON Gp.) ..........................         29,971        601,818
  Sprint Corp.(PCS Gp.)* .........................         33,275        812,243
  St. Jude Medical, Inc.* ........................          2,939        228,213
  St. Paul Companies, Inc. .......................          7,002        307,878
  Stanley Works ..................................          2,879        134,075
  Staples, Inc.* .................................         15,583        291,402
  Starbucks Corp.* ...............................         12,871        245,193
  Starwood Hotels & Resorts ......................          6,676        199,279
  State Street Corp. .............................         10,984        573,914
  Stillwell Financial, Inc. ......................          7,472        203,388
  Stryker Corp. ..................................          6,637        387,402
  Sun Microsystems, Inc.* ........................        109,430      1,350,366
  Sunoco, Inc. ...................................          2,653         99,063
  Suntrust Banks, Inc. ...........................          9,750        611,325
  Supervalu, Inc. ................................          4,500         99,540
  Symbol Technologies, Inc. ......................          7,710        122,435
  Synovus Financial Corp. ........................          9,834        246,342
  Sysco Corp. ....................................         22,500        589,950
  T. Rowe Price Group, Inc. ......................          4,168        144,755
  TJX Companies, Inc. ............................          9,207        366,991
  TMP Worldwide, Inc.* ...........................          3,732        160,103
  TRW, Inc. ......................................          4,263        157,902
  TXU Corp. ......................................          8,949        421,945
  Target Corp. ...................................         30,476      1,251,040
  Teco Energy, Inc. ..............................          4,711        123,617
  Tektronix, Inc.* ...............................          3,106         80,073
  Tellabs, Inc.* .................................         13,840        208,015
  Temple-Inland, Inc. ............................          1,663         94,342
  Tenet Healthcare Corp.* ........................         10,987        645,157
  Teradyne, Inc.* ................................          6,105        184,005
  Texas Instruments, Inc. ........................         58,475      1,637,300
  Textron, Inc. ..................................          4,768        197,681
  Thermo Electron Corp.* .........................          6,002        143,208
  Thomas & Betts Corp.* ..........................          1,963         41,517
  Tiffany & Co. ..................................          4,910        154,518
  Torchmark Corp. ................................          4,192        164,871
  Toys R Us, Inc.* ...............................          6,702        138,999
  Transocean Sedco Forex, Inc.* ..................         10,761        363,937
  Tribune Co. ....................................         10,056        376,396
  Tricon Global Restaurants Inc. .................          4,924        242,261
  Tupperware Corp. ...............................          1,962         37,769
  Tyco International, Ltd. .......................         67,351      3,966,974
  UNUMProvident Corp. ............................          8,173        216,666
  US Airways Group, Inc.* ........................          2,300         14,582
  US Bancorp .....................................         65,858      1,378,408
  USA Education, Inc. ............................          5,292        444,634
  UST, Inc. ......................................          5,584        195,440
  Unilever N.V. (N.Y.) ...........................         19,281      1,110,778
  Union Pacific Corp. ............................          8,386        478,002
  Union Planters Corp. ...........................          4,638        209,313
  Unisys Corp.* ..................................         10,772        135,081
  United States Steel Group ......................          3,043         55,109
  United Technologies Corp. ......................         15,817      1,022,253
  UnitedHealth Group, Inc. .......................         10,525        744,854
  Univision Communications, Inc. .................          7,092        286,942
  Unocal Corp. ...................................          8,256        297,794
  V F Corp. ......................................          3,746        146,131
  Veritas Software Corp.* ........................         13,533        606,549
  Verizon Communications .........................         91,634      4,348,950
  Viacom, Inc. Cl B* .............................         59,864      2,642,996
  Visteon Corp. ..................................          4,407         66,281
  Vitesse Semiconductor Corp.* ...................          6,431         80,130
  Vulcan Materials Co. ...........................          3,434        164,626
  Wal-Mart Stores, Inc. ..........................        150,462      8,659,088
  Walgreen Co. ...................................         34,436      1,159,116
  Washington Mutual, Inc. ........................         29,531        965,664
  Waste Management, Inc. .........................         21,193        676,269
  Waters Corp.* ..................................          4,413        171,004
  Watson Pharmaceuticals, Inc.* ..................          3,594        112,816
  Wellpoint Health Networks, Inc. ................          2,153        251,578
  Wells Fargo & Company ..........................         57,227      2,486,513
  Wendy's International, Inc. ....................          3,530        102,970
  Westvaco Corp. .................................          3,453         98,238
  Weyerhaeuser Co. ...............................          7,300        394,784
  Whirlpool Corp. ................................          2,249        164,919
  Willamette Industries, Inc. ....................          3,709        193,313
  Williams Cos., Inc. ............................         17,398        443,997
  Winn-Dixie Stores, Inc. ........................          4,745         67,616
  Worldcom Inc.-- Worldcom Group .................         99,566      1,401,889
  Worthington Industries, Inc. ...................          2,883         40,939
  Wrigley (Wm.) Jr. Co. ..........................          7,603        390,566
  XL Capital Limited* ............................          4,479        409,201
  Xcel Energy, Inc. ..............................         11,664        323,559
  Xerox Corp.* ...................................         24,305        253,258
  Xilinx, Inc.* ..................................         11,276        440,328
  Yahoo!, Inc.* ..................................         19,229        341,122
  Zimmer Holdings, Inc.* .........................          6,555        200,190
  Zions Bancorporation ...........................          3,107        163,366
                                                                    ------------
  TOTAL INDEXED ASSETS -- COMMON STOCKS
  (Cost: $238,996,950) 58.8% ....................................   $353,350,586
                                                                    ============
--------------------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT COROPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 2001

                                                          Face
                                  Rate     Maturity      Amount        Value
                                 --------  --------    ----------   ------------
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.1%)
   U.S. Treasury Bill(a) .......   1.66%   02/21/02   $ 1,000,000   $    997,689
                                                                    ------------
AGENCY (1.7%)
   Federal Home Loan Bank ......   1.43    01/02/02    10,000,000      9,999,603
                                                                    ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $10,997,292) 1.8% .....................................     10,997,292
                                                                    ------------
TOTAL INDEXED ASSETS
   (Cost: $249,994,242) 60.6% ...................................   $364,347,878
                                                                    ============

----------------
FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2001:

                                       Expiration   Underlying Face  Unrealized
                                          Date      Amount at Value  Gain/(Loss)
                                       -----------  ---------------  ----------
PURCHASED
   39 S&P 500 Stock Index Futures
     Contracts ......................   March 2002     $11,204,700    $19,925
                                                       ===========    =======

Face value of futures purchased and outstanding as a percentage of total investments in securities: 1.9%

----------------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT COROPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 2001

                                                           Shares        Value
                                                           ------        -----
ACTIVE ASSETS:
COMMON STOCKS
BASIC MATERIALS (0.9%)
  Cabot Corp. ....................................         38,170   $  1,362,669
  Meridian Gold, Inc.* ...........................         22,900        236,557
  Newmont Mining Corp. ...........................         67,660      1,292,983
  Nucor Corp. ....................................         14,340        759,446
  OM Group, Inc. .................................         13,420        888,270
  TETRA Technologies, Inc.* ......................         33,990        712,091
                                                                    ------------
                                                                       5,252,016
                                                                    ------------
CONSUMER, CYCLICAL (6.2%)
  AFC Enterprizes* ...............................         14,000        397,460
  Action Performance Cos., Inc.* .................         17,100        523,431
  Applebees Int'l., Inc. .........................         13,250        453,150
  BEBE Stores, Inc. ..............................         24,860        463,888
  Borg-Warner, Inc. ..............................         13,420        701,195
  Boyd Gaming Corp.* .............................        137,620        894,530
  Brunswick Corp. ................................         33,570        730,483
  CBRL Group, Inc. ...............................         47,600      1,401,344
  Circuit City Group, Inc. .......................         45,500      1,180,725
  Coach, Inc.* ...................................         35,400      1,379,892
  Consolidated Graphics, Inc.* ...................         80,350      1,546,738
  Constellation Brands Inc.* .....................         19,340        828,719
  Copart, Inc.* ..................................          3,370        122,567
  Dress Barn, Inc.* ..............................         26,610        665,516
  Electronics Boutique Hldgs.* ...................         11,600        463,304
  Family Dollar Stores, Inc. .....................         23,760        712,325
  Furniture Brands Intl., Inc.* ..................         52,860      1,692,577
  Guitar Center, Inc.* ...........................         18,930        258,205
  Harley-Davidson, Inc. ..........................         35,500      1,928,005
  Lear Corp.* ....................................         20,150        768,521
  Lee Enterprises ................................         59,460      2,162,560
  Lowe's Companies, Inc. .........................          9,000        417,690
  Michaels Stores, Inc.* .........................         57,510      1,894,955
  Mohawk Industries, Inc.* .......................         24,260      1,331,389
  NIKE, Inc. Cl B ................................         18,200      1,023,568
  Orient Express Hotels, Ltd.* ...................         32,150        581,915
  Pier 1 Imports, Inc. ...........................         59,700      1,035,198
  Ross Stores, Inc. ..............................         19,900        638,392
  Ruby Tuesday, Inc. .............................         33,300        686,979
  Ryder System, Inc. .............................         43,520        963,968
  Service Corp. International* ...................         83,000        414,170
  Six Flags, Inc.* ...............................         50,490        776,536
  Steiner Leisure, Ltd.* .........................         37,860        804,525
  THQ, Inc.* .....................................         12,100        586,487
  The Cheesecake Factory, Inc.* ..................         26,700        928,359
  The Finish Line Cl A* ..........................         53,840        823,214
  The McClatchy Company ..........................         21,300      1,001,100
  Tweeter Home Entmt. Group, Inc. ................         53,050      1,538,450
  Urban Outfitters, Inc.* ........................         35,760        862,531
  Valspar Corp. ..................................         22,380        886,248
  Yankee Candle Company, Inc.* ...................         30,100        682,066
                                                                    ------------
                                                                      37,152,875
                                                                    ------------
CONSUMER, NON-CYCLICAL (1.5%)
  Church & Dwight ................................         26,400        703,032
  Coca-Cola Enterprises, Inc. ....................         62,300      1,179,962
  Dean Foods Co. .................................          8,710        594,022
  Duane Reade, Inc.* .............................         27,165        824,458
  General Mills, Inc. ............................         21,000      1,092,210
  Gillette Co. ...................................         37,800      1,262,520
  Panera Bread Company* ..........................         16,750        871,670
  Proctor & Gamble Co. ...........................         31,200      2,468,856
                                                                    ------------
                                                                       8,996,730
                                                                    ------------
ENERGY (1.2%)
  Arch Coal, Inc. ................................         32,070        727,989
  Ashland, Inc. ..................................         39,400      1,815,552
  Aquila, Inc. Cl A * ............................         10,300        176,130
  CONSOL Energy, Inc. ............................         11,460        284,666
  Evergreen Resources, Inc.* .....................         16,110        622,007
  Massey Energy Co. ..............................         34,360        712,283
  Murphy Oil Corp. ...............................          4,300        361,372
  Phillips Petroleum Co. .........................          8,600        518,236
  Pioneer Natural Resources Co.* .................         13,830        266,366
  Smith International, Inc.* .....................         14,175        760,064
  Spinnaker Expl. Co.* ...........................         15,590        641,684
  Sunoco, Inc. ...................................         13,500        504,090
                                                                    ------------
                                                                       7,390,439
                                                                    ------------
FINANCIAL (7.0%)
  Alabama National Bancorp .......................         15,905        536,158
  Amcore Financial, Inc. .........................         23,050        515,168
  American Capital Strategies Ltd. ...............         35,730      1,012,946
  American Int'l. Group, Inc. ....................         40,762      3,236,503
  Aon Corp. ......................................          2,200         78,144
  Berkley (W.R.) Corp. ...........................         12,730        683,601
  Centerpoint Properties Trust ...................         29,780      1,483,044
  ChoicePoint, Inc.* .............................         30,600      1,551,114
  Cincinnati Financial Corp. .....................          2,140         81,641
  Citigroup, Inc. ................................        107,866      5,445,076
  Compass Bancshares, Inc. .......................         13,070        369,881
  Cullen/Frost Bankers, Inc. .....................          5,400        166,752
  East West Bancorp, Inc. ........................         20,280        522,210
  Everest RE Group* ..............................         10,080        712,656
  First Financial Holdings, Inc. .................         20,270        489,926
  First Midwest Bancorp ..........................         92,443      2,698,397
  HCC Insurance Holdings, Inc. ...................         44,760      1,233,138
  Harleysville Group, Inc. .......................         16,890        403,502
  Health Care Ppty Invs., Inc. ...................         36,650      1,327,097
  Healthcare Realty Trust ........................         27,480        769,440
  Hilb, Rogal & Hamilton Co. .....................          9,820        550,411
  Hudson United Bancorp ..........................         48,290      1,385,923
  MBNA Corp. .....................................         90,000      3,168,000
  Marsh & McLennan Cos., Inc. ....................          9,200        988,540
  Marshall & Ilsley Corp. ........................         32,160      2,035,085
  Mercantile Bankshares Corp. ....................         26,550      1,142,712
  Morgan Stanley Dean Witter .....................         46,500      2,601,210
  PartnerRe Ltd.* ................................         14,430        779,220
  Philadelphia Cons. Hldg. Co.* ..................         13,510        509,462
  Port Financial Corp. ...........................         23,160        603,781
  R & G Financial Corp. Cl B .....................         53,560        918,018
  SEI Investments ................................         14,480        653,193
  Safeco Corp. ...................................         44,590      1,388,979
  Willis Group Holdings Limited* .................         23,000        541,650
  XL Capital Limited* ............................         12,000      1,096,320
                                                                    ------------
                                                                      41,678,898
                                                                    ------------
HEALTHCARE (4.3%)
  Abbott Laboratories ............................          6,490        361,818
  Accredo Health, Inc.* ..........................         16,050        637,185
  Amerisource Bergen Corp. .......................         25,950      1,649,123
  Amgen, Inc.* ...................................         16,600        936,904
  Andrx Corp.* ...................................          5,320        374,581
  Anthem, Inc.* ..................................         29,440      1,457,280
  Apria Healthcare Group, Inc.* ..................         48,290      1,206,767
  Bruker Axs, Inc.* ..............................         35,000        228,900
  Barr Laboratories, Inc.* .......................          8,900        706,304
  Caremark Rx, Inc.* .............................         67,650      1,103,372
  Cephalon, Inc.* ................................         10,900        823,877
  Dentsply International, Inc. ...................         20,670      1,037,634
  Enzon, Inc.* ...................................         19,900      1,119,972
  Exact Sciences Corp.* ..........................          6,410         65,767

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT COROPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 2001

                                                           Shares        Value
                                                           ------        -----
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTHCARE (CONTINUED)
  First Horizon Pharmaceutical* ..................         38,400   $  1,128,576
  Health Net, Inc.* ..............................         77,240      1,682,287
  Icos Corporation* ..............................          2,190        125,794
  Johnson & Johnson ..............................         12,790        755,889
  Lilly (Eli) & Co. ..............................         52,700      4,139,058
  Merck & Co., Inc. ..............................         45,000      2,646,000
  Mid Atlantic Medical Svcs., Inc ................         19,200        435,840
  Neurocrine Biosciences, Inc.* ..................          4,290        220,120
  Patterson Dental Co.* ..........................         53,520      2,190,574
  United Surgical Partners Inc.* .................         51,210      1,083,092
  Xoma, Ltd.* ....................................          5,830         57,426
                                                                    ------------
                                                                      26,174,140
                                                                    ------------
INDUSTRIAL (7.3%)
  Alliant TechSystems Inc.* ......................         17,690      1,365,668
  Ameren Corp. ...................................         12,030        508,869
  American Axle & Mfg. Holdings* .................         45,820        979,632
  BISYS Group, Inc.* .............................         40,350      2,581,997
  Carbo Ceramics, Inc. ...........................          8,950        350,482
  Corporate Executive Board Co.* .................          8,485        311,400
  Covenant Transport, Inc. Cl A* .................         75,700      1,208,172
  Dal-Tile International, Inc.* ..................         45,300      1,053,225
  EDO Corp .......................................         24,790        655,696
  EMCOR Group, Inc.* .............................         21,780        988,812
  EOG Resources, Inc. ............................         13,300        520,163
  ESCO Technologies, Inc.* .......................         11,790        406,637
  Education Management Corp.* ....................          9,635        349,269
  Electronic Arts, Inc.* .........................         16,700      1,001,165
  Engineered Support Systems .....................         41,390      1,415,952
  Expeditors Int'l. Wash., Inc. ..................         21,600      1,230,120
  Fisher & Paykel Inds.-ADR* .....................         18,650        524,998
  FLIR Systems, Inc.* ............................         13,040        494,477
  Fair, Isaac and Company, Inc. ..................         10,475        660,135
  FedEx Corp.* ...................................         19,700      1,022,036
  Florida Rock Industries ........................         23,450        857,801
  Foundry Networks* ..............................        210,000      1,711,500
  General Electric Co. ...........................         24,300        973,944
  Genesee & Wyoming, Inc. Cl A* ..................         29,700        969,705
  Genesis Microchip Corp* ........................         11,760        777,571
  Hanover Compressor Co.* ........................         14,170        357,934
  Harris Corp. ...................................         40,500      1,235,655
  Insight Communications Co.* ....................         36,160        873,626
  Iron Mountain, Inc.* ...........................          7,310        320,178
  Jacobs Engineering Group, Inc. .................         11,200        739,200
  Kemet Corp.* ...................................         42,070        746,743
  Kirby Corp.* ...................................         49,290      1,357,940
  Landstar System, Inc.* .........................         23,670      1,716,312
  Manhattan Associates, Inc.* ....................         17,720        516,538
  Maximus, Inc.* .................................         13,700        576,222
  Mettler-Toledo International* ..................          9,800        508,130
  Minas Buenaventura-- Spon. ADR* ................         11,460        237,566
  Mobile Mini, Inc.* .............................         21,120        826,214
  Navistar International Corp. ...................         24,060        950,370
  Olin Corp. .....................................         47,380        764,713
  Pactiv Corp.* ..................................        105,990      1,881,323
  Shaw Group, Inc.* ..............................         20,250        475,875
  Shuffle Master, Inc.* ..........................         24,700        387,049
  Smurfit-Stone Container Corp.* .................         79,770      1,273,927
  Spartech Corp. .................................         43,520        894,336
  Superior Industries Int'l. .....................         17,910        720,878
  Tecumseh Products Co. Cl A .....................         25,040      1,267,775
  Teleflex, Inc. .................................         15,670        741,348
  United Defense Inds. Inc.* .....................         40,600        854,630
  Waters Corp.* ..................................         19,200        744,000
                                                                    ------------
                                                                      43,887,908
                                                                    ------------
TECHNOLOGY (9.2%)
  Affiliated Computer Svcs.* .....................         17,600      1,867,888
  Applied Materials, Inc.* .......................         91,400      3,665,140
  Atmel Corp.* ...................................        217,400      1,721,808
  Autodesk, Inc. .................................         41,180      1,534,779
  Brocade Communication Sys.* ....................         88,000      2,914,560
  Business Objects S.A.-Sp. ADR* .................         18,930        639,834
  Ciena Corp.* ...................................         79,000      1,130,490
  Cirrus Logic, Inc.* ............................         63,460        838,941
  Cisco Systems, Inc.* ...........................        356,690      6,459,656
  DRS Technologies, Inc.* ........................         19,370        690,541
  Diebold, Inc. ..................................         15,500        626,820
  EMC Corp.* .....................................        100,000      1,344,000
  Exult, Inc.* ...................................         45,200        725,460
  Free Markets, Inc.* ............................         35,340        847,100
  General Dynamics Corp. .........................          5,000        398,200
  Herley Industries, Inc.* .......................         46,920        797,640
  Intl. Business Machines Corp. ..................          4,500        544,320
  JDA Software Group, Inc.* ......................         25,390        567,467
  JDS Uniphase Corp.* ............................        225,000      1,964,250
  Juniper Networks, Inc.* ........................         95,000      1,800,250
  L-3 Communications Hldgs., Inc .................         15,000      1,350,000
  Lawson Software* ...............................         25,320        398,790
  Linear Technology Corp. ........................         98,850      3,859,104
  Lockheed Martin Corp. ..........................         12,200        569,374
  Mapinfo Corp.* .................................         66,420      1,042,130
  Maxim Integrated Products, Inc. ................         91,400      4,799,414
  Microsoft Corp.* ...............................         27,880      1,847,590
  Microsemi Corp.* ...............................         14,930        443,421
  Millipore Corp. ................................         11,190        679,233
  Networks Associates, Inc.* .....................         26,650        688,903
  Perot Systems Corp. -Cl A* .....................         40,030        817,413
  Raytheon .......................................         48,300      1,568,301
  Renaissance Learning, Inc.* ....................         11,970        364,726
  SeaChange Intl. Inc.* ..........................         11,700        399,204
  Symbol Technologies, Inc. ......................         53,070        842,752
  Varian, Inc.* ..................................          6,670        216,375
  Veritas Software Corp.* ........................         45,000      2,016,900
  Xilinx, Inc.* ..................................         48,200      1,882,210
  Yahoo!, Inc.* ..................................         36,000        638,640
                                                                    ------------
                                                                      55,503,624
                                                                    ------------
TELECOMMUNICATIONS (0.1%)
  Sprint Corp. (PCS Group)* ......................         23,980        585,352
                                                                    ------------
UTILITIES (0.4%)
  FirstEnergy Corp. ..............................         23,000        804,540
  Philadelphia Suburban Corp. ....................         25,125        566,569
  Public Svc. Enterprise Group ...................          7,160        302,080
  Southern Co. ...................................         26,800        679,380
                                                                    ------------
                                                                       2,352,569
                                                                    ------------
TOTAL ACTIVE ASSETS -- COMMON STOCKS
  (Cost: $212,036,418) 38.1% .....................                  $228,974,551
                                                                    ============
-------------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT COROPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 2001

                                                                                Face
                                                        Rate     Maturity      Amount          Value
                                                      --------   --------    ----------     ------------
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
AGENCY (1.3%)
   Federal Home Loan Bank ...........................   1.43%    01/02/02    $8,000,000     $  7,999,682
                                                                                            ------------
TOTAL ACTIVE ASSETS -- SHORT-TERM DEBT SECURITIES
   (Cost: $7,999,682) 1.3% ............................................................        7,999,682
                                                                                            ------------
TOTAL ACTIVE ASSETS
   (Cost: $220,036,100) 39.4% .........................................................      236,974,233
                                                                                            ------------
TOTAL INVESTMENTS
   (Cost: $470,030,342) 100.0% ........................................................     $601,322,111
                                                                                            ============

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT COROPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 2001

                                                           Shares        Value
                                                           ------        -----
COMMON STOCKS:
  ADC Telecommunications, Inc.* ..................         34,188   $    157,265
  AES Corp.* .....................................         23,083        377,407
  ALCOA, Inc. ....................................         36,778      1,307,458
  AMR Corp.* .....................................          6,690        148,317
  AOL Time Warner, Inc.* .........................        191,707      6,153,795
  AT&T Corp. .....................................        153,210      2,779,229
  AT&T Wireless Services* ........................        109,574      1,574,578
  Abbott Laboratories ............................         67,228      3,747,961
  Adobe Systems, Inc. ............................         10,271        318,915
  Advanced Micro Devices, Inc.* ..................         14,716        233,396
  Aetna, Inc. ....................................          6,207        204,769
  Aflac, Inc. ....................................         22,612        555,351
  Agilent Technologies, Inc.* ....................         19,947        568,689
  Air Products & Chemicals, Inc. .................          9,844        461,782
  Alberto-Culver Co. .............................          2,487        111,268
  Albertson's, Inc. ..............................         17,585        553,752
  Alcan, Inc. ....................................         13,895        499,247
  Allegheny Energy, Inc. .........................          5,392        195,298
  Allegheny Technologies, Inc. ...................          3,476         58,223
  Allergan, Inc. .................................          5,681        426,359
  Allied Waste Industries, Inc.* .................          8,529        119,918
  Allstate Corp. .................................         30,877      1,040,555
  Alltel Corp. ...................................         13,442        829,775
  Altera Corp.* ..................................         16,680        353,950
  AmSouth Bancorporation .........................         15,781        298,261
  Ambac Financial Group, Inc. ....................          4,570        264,420
  Amerada Hess Corp. .............................          3,841        240,063
  Ameren Corp. ...................................          5,960        252,108
  American Electric Power, Inc. ..................         13,954        607,418
  American Express Co. ...........................         57,777      2,062,061
  American Greetings Corp. Cl A* .................          2,750         37,895
  American Home Products Corp. ...................         57,128      3,505,374
  American Int'l. Group, Inc. ....................        113,130      8,982,522
  American Power Conversion* .....................          8,467        122,433
  Amerisource Bergen Corp. .......................          4,455        283,115
  Amgen, Inc.* ...................................         45,274      2,555,265
  Anadarko Petroleum Corp. .......................         10,798        613,866
  Analog Devices, Inc.* ..........................         15,666        695,414
  Andrew Corp.* ..................................          3,525         77,162
  Anheuser-Busch Cos., Inc. ......................         38,292      1,731,181
  Aon Corp. ......................................         11,658        414,092
  Apache Corp. ...................................          5,937        296,123
  Apple Computer, Inc.* ..........................         15,191        332,683
  Applera Corp.-Applied Biosys ...................          9,177        360,381
  Applied Materials, Inc.* .......................         35,347      1,417,415
  Applied Micro Circuits, Corp.* .................         12,919        146,243
  Archer-Daniels-Midland Co. .....................         28,637        410,941
  Ashland, Inc. ..................................          2,990        137,779
  AutoZone, Inc.* ................................          4,668        335,162
  Autodesk, Inc. .................................          2,373         88,442
  Automatic Data Processing, Inc. ................         26,701      1,572,689
  Avaya, Inc.* ...................................         12,423        150,939
  Avery Dennison Corp. ...........................          4,769        269,592
  Avon Products, Inc. ............................         10,230        475,695
  BB & T Corp. ...................................         19,619        708,442
  BMC Software, Inc.* ............................         10,576        173,129
  Baker Hughes, Inc. .............................         14,545        530,456
  Ball Corp. .....................................          1,187         83,921
  Bank One Corp. .................................         50,494      1,971,791
  Bank of America Corp. ..........................         68,130      4,288,784
  Bank of New York Co., Inc. .....................         31,892      1,301,194
  Bard (C.R.), Inc. ..............................          2,240        144,480
  Barrick Gold Corp. .............................         23,211        370,215
  Bausch & Lomb, Inc. ............................          2,322         87,447
  Baxter International, Inc. .....................         25,564      1,370,997
  Bear Stearns Cos., Inc. ........................          4,074        238,899
  Becton Dickinson & Co. .........................         11,196        371,147
  Bed Bath & Beyond, Inc.* .......................         12,560        425,784
  BellSouth Corp. ................................         81,280      3,100,832
  Bemis Co. ......................................          2,286        112,425
  Best Buy Co., Inc.* ............................          9,131        680,077
  Big Lots, Inc. .................................          4,929         51,262
  Biogen, Inc.* ..................................          6,405        367,327
  Biomet, Inc. ...................................         11,676        360,788
  Black & Decker Corp. ...........................          3,455        130,357
  Block (H. & R.), Inc. ..........................          7,945        355,142
  Boeing Co. .....................................         36,266      1,406,395
  Boise Cascade Corp. ............................          2,543         86,487
  Boston Scientific Corp.* .......................         17,466        421,280
  Bristol-Myers Squibb Co. .......................         83,786      4,273,086
  Broadcom Corp. Cl A* ...........................         11,359        465,492
  Brown-Forman Corp. Cl B ........................          2,948        184,545
  Brunswick Corp. ................................          3,798         82,644
  Burlington Northern Santa Fe ...................         16,744        477,706
  Burlington Resources, Inc. .....................          8,694        326,373
  CIGNA Corp. ....................................          6,263        580,267
  CINergy Corp. ..................................          6,890        230,333
  CMS Energy Corp. ...............................          5,759        138,389
  CSX Corp. ......................................          9,235        323,687
  CVS Corp. ......................................         16,922        500,891
  Calpine Corp.* .................................         13,221        221,981
  Campbell Soup Co. ..............................         17,740        529,894
  Capital One Financial Corp. ....................          9,305        502,005
  Cardinal Health, Inc. ..........................         19,525      1,262,487
  Carnival Corp. .................................         25,383        712,755
  Caterpillar, Inc. ..............................         14,851        775,965
  Cendant Corp.* .................................         42,502        833,464
  Centex Corp. ...................................          2,638        150,603
  CenturyTel, Inc. ...............................          6,117        200,638
  Charles Schwab Corp. ...........................         59,181        915,530
  Charter One Financial, Inc. ....................          9,733        264,251
  ChevronTexaco Corp. ............................         46,196      4,139,624
  Chiron Corp.* ..................................          8,191        359,093
  Chubb Corp. ....................................          7,353        507,357
  Ciena Corp.* ...................................         14,168        202,744
  Cincinnati Financial Corp. .....................          6,995        266,859
  Cintas Corp. ...................................          7,349        355,618
  Circuit City Group, Inc. .......................          9,021        234,095
  Cisco Systems, Inc.* ...........................        317,628      5,752,243
  Citigroup, Inc. ................................        222,789     11,246,389
  Citizens Communications Co.* ...................         12,128        129,284
  Citrix Systems, Inc.* ..........................          8,129        184,203
  Clear Channel Communications* ..................         25,880      1,317,551
  Clorox Co. .....................................         10,071        398,308
  Coca-Cola Co. ..................................        107,686      5,077,395
  Coca-Cola Enterprises, Inc. ....................         19,259        364,765
  Colgate-Palmolive Co. ..........................         23,891      1,379,705
  Comcast Corp. Cl A* ............................         40,919      1,473,084
  Comerica, Inc. .................................          7,752        444,190
  Compaq Computer Corp. ..........................         73,356        715,955
  Computer Associates Int'l., Inc. ...............         24,942        860,250
  Computer Sciences Corp.* .......................          7,376        361,276
  Compuware Corp.* ...............................         16,103        189,854
  Comverse Technology, Inc.* .....................          8,032        179,676
  ConAgra Foods, Inc. ............................         23,266        553,033
  Concord EFS, Inc.* .............................         21,814        715,063
  Conexant Systems, Inc.* ........................         11,034        158,448
  Conoco, Inc. ...................................         27,067        765,996
  Conseco, Inc.* .................................         14,928         66,579
  Consolidated Edison, Inc. ......................          9,191        370,949
  Constellation Energy Group .....................          7,089        188,213
  Convergys Corp.* ...............................          7,470        280,050

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT COROPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 2001

                                                           Shares        Value
                                                           ------        -----
COMMON STOCKS (CONTINUED):
  Cooper Industries, Inc. ........................          4,035    $   140,902
  Cooper Tire & Rubber Co. .......................          3,143         50,162
  Coors (Adolph) Co. Cl B ........................          1,564         83,518
  Corning, Inc.* .................................         40,955        365,319
  Costco Wholesale Corp.* ........................         19,583        869,094
  Countrywide Credit Industries ..................          5,293        216,854
  Crane Co. ......................................          2,583         66,228
  Cummins, Inc. ..................................          1,788         68,910
  DTE Energy Co. .................................          7,043        295,383
  Dana Corp. .....................................          6,401         88,846
  Danaher Corp. ..................................          6,187        373,138
  Darden Restaurants, Inc. .......................          5,047        178,664
  Deere & Co. ....................................         10,168        443,935
  Dell Computer Corp.* ...........................        113,022      3,071,938
  Delphi Automotive Systems Corp. ................         24,260        331,392
  Delta Air Lines, Inc. ..........................          5,334        156,073
  Deluxe Corp. ...................................          2,873        119,459
  Devon Energy Corp. .............................          5,457        210,913
  Dillard's, Inc. Cl A ...........................          3,625         58,000
  Disney (Walt) Co. ..............................         88,279      1,829,141
  Dollar General Corp. ...........................         14,299        213,055
  Dominion Resources, Inc. .......................         11,390        684,539
  Donnelley (R.R.) & Sons Co. ....................          4,958        147,203
  Dover Corp. ....................................          8,765        324,919
  Dow Chemical Co. ...............................         39,055      1,319,278
  Dow Jones & Co., Inc. ..........................          3,678        201,297
  Du Pont (E.I.) de Nemours & Co. ................         44,393      1,887,146
  Duke Energy Corp. ..............................         33,610      1,319,529
  Dynergy, Inc. ..................................         15,196        387,498
  EMC Corp.* .....................................         95,942      1,289,460
  EOG Resources, Inc. ............................          5,001        195,589
  Eastman Chemical Co. ...........................          3,303        128,883
  Eastman Kodak Co. ..............................         12,598        370,759
  Eaton Corp. ....................................          2,969        220,923
  Ecolab, Inc. ...................................          5,512        221,858
  Edison International* ..........................         14,109        213,046
  El Paso Corp. ..................................         22,098        985,792
  Electronic Data Systems Corp. ..................         20,528      1,407,194
  Emerson Electric Co. ...........................         18,532      1,058,177
  Engelhard Corp. ................................          5,621        155,589
  Entergy Corp. ..................................          9,550        373,501
  Equifax, Inc. ..................................          6,274        151,517
  Equity Office Properties .......................         17,942        539,695
  Equity Res. Pptys. Tr. Co. .....................         11,727        336,682
  Exelon Corp. ...................................         13,895        665,293
  Exxon Mobil Corp. ..............................        296,220     11,641,446
  FPL Group, Inc. ................................          7,616        429,542
  Family Dollar Stores, Inc. .....................          7,465        223,801
  Fannie Mae .....................................         43,260      3,439,170
  FedEx Corp.* ...................................         12,910        669,771
  Federated Department Stores* ...................          8,344        341,270
  Fifth Third Bancorp ............................         25,021      1,540,793
  First Data Corp. ...............................         16,520      1,295,994
  First Union Corp. ..............................         58,931      1,848,076
  FirstEnergy Corp. ..............................         12,887        450,787
  Fiserv, Inc.* ..................................          8,105        343,004
  FleetBoston Financial Corp. ....................         45,253      1,651,735
  Fluor Corp. ....................................          3,469        129,741
  Ford Motor Co. .................................         78,418      1,232,731
  Forest Laboratories, Inc.* .....................          7,706        631,507
  Fortune Brands, Inc. ...........................          6,434        254,722
  Franklin Resources, Inc. .......................         11,293        398,304
  Freddie Mac ....................................         30,099      1,968,475
  Freeport-McMoran Copper Cl B* ..................          6,229         83,406
  Gannett Co., Inc. ..............................         11,470        771,128
  Gap, Inc. ......................................         37,347        520,617
  Gateway, Inc.* .................................         14,029        112,793
  General Dynamics Corp. .........................          8,738        695,894
  General Electric Co. ...........................        429,892     17,230,071
  General Mills, Inc. ............................         15,775        820,458
  General Motors Corp. ...........................         24,055      1,169,073
  Genuine Parts Co. ..............................          7,504        275,397
  Genzyme Corp. (Genl. Div)* .....................          9,189        550,054
  Georgia-Pacific (Timber Group) .................          9,950        274,719
  Gillette Co. ...................................         45,700      1,526,380
  Golden West Financial Corp. ....................          6,825        401,651
  Goodrich Corporation ...........................          4,407        117,314
  Goodyear Tire & Rubber Co. .....................          7,064        168,194
  Grainger (W.W.), Inc. ..........................          4,051        194,448
  Great Lakes Chemical Corp. .....................          2,173         52,760
  Guidant Corp.* .................................         13,196        657,161
  HCA, Inc. ......................................         22,302        859,519
  Halliburton Co. ................................         18,564        243,188
  Harley-Davidson, Inc. ..........................         13,144        713,851
  Harrah's Entertainment, Inc.* ..................          4,859        179,832
  Hartford Financial Svs. Gp., Inc. ..............         10,617        667,066
  Hasbro, Inc. ...................................          7,481        121,417
  Health Management Associates* ..................         10,606        195,150
  HealthSouth Corp.* .............................         16,988        251,762
  Heinz (H.J.) Co. ...............................         15,162        623,461
  Hercules, Inc.* ................................          4,699         46,990
  Hershey Food Corp. .............................          5,873        397,602
  Hewlett-Packard Co. ............................         84,010      1,725,565
  Hilton Hotels Corp. ............................         16,010        174,829
  Home Depot, Inc. ...............................        101,475      5,176,240
  Honeywell International, Inc. ..................         35,214      1,190,937
  Household International, Inc. ..................         19,821      1,148,429
  Humana, Inc.* ..................................          7,305         86,126
  Huntington Bancshares, Inc. ....................         10,878        186,993
  IMS Health, Inc. ...............................         12,797        249,669
  ITT Industries, Inc. ...........................          3,813        192,557
  Illinois Tool Works, Inc. ......................         13,194        893,498
  Immunex Corp.* .................................         23,584        653,513
  Inco, Ltd.* ....................................          7,876        133,419
  Ingersoll Rand Co.* ............................          7,275        304,168
  Intel Corp. ....................................        290,654      9,141,068
  International Game Technology* .................          3,795        259,199
  International Paper Co. ........................         20,888        842,831
  Interpublic Group of Cos., Inc. ................         16,353        483,068
  Intl. Business Machines Corp. ..................         74,597      9,023,253
  Intl. Flavors & Fragrances .....................          4,106        121,989
  Intuit, Inc.* ..................................          9,183        392,665
  J.P. Morgan Chase & Co. ........................         85,438      3,105,671
  JDS Uniphase Corp.* ............................         57,494        501,923
  Jabil Circuit, Inc.* ...........................          8,537        193,961
  Jefferson-Pilot Corp. ..........................          6,515        301,449
  John Hancock Financial Services ................         12,934        534,174
  Johnson & Johnson ..............................        132,831      7,850,312
  Johnson Controls, Inc. .........................          3,780        305,235
  Jones Apparel Group, Inc.* .....................          5,433        180,213
  KB Home ........................................          2,179         87,378
  KLA Tencor Corp.* ..............................          8,025        397,719
  Kellogg Co. ....................................         17,588        529,399
  Kerr-McGee Corp. ...............................          4,305        235,914
  KeyCorp ........................................         18,338        446,347
  Keyspan Corporation ............................          6,023        208,697
  Kimberly Clark Corp. ...........................         22,741      1,359,912
  Kinder Morgan, Inc. ............................          4,834        269,205
  King Pharmaceuticals, Inc.* ....................         10,637        448,137
  Kmart Corp.* ...................................         21,583        117,843
  Knight-Ridder, Inc. ............................          3,641        236,410
  Kohl's Corp.* ..................................         14,505      1,021,732

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT COROPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 2001

                                                           Shares        Value
                                                           ------        -----
COMMON STOCKS (CONTINUED):
  Kroger Co.* ....................................         34,786   $    725,984
  LSI Logic Corp.* ...............................         15,886        250,681
  Leggett & Platt ................................          8,508        195,684
  Lehman Brothers Holdings, Inc. .................         10,320        689,376
  Lexmark Int'l, Inc.* ...........................          5,629        332,111
  Lilly (Eli) & Co. ..............................         48,682      3,823,484
  Limited, Inc. ..................................         18,560        273,203
  Lincoln National Corp. .........................          8,204        398,468
  Linear Technology Corp. ........................         13,709        535,199
  Liz Claiborne, Inc. ............................          2,278        113,331
  Lockheed Martin Corp. ..........................         19,076        890,277
  Loews Corp. ....................................          8,292        459,211
  Louisiana-Pacific Corp.* .......................          4,522         38,166
  Lowe's Companies, Inc. .........................         33,531      1,556,174
  Lucent Technologies* ...........................        147,846        929,951
  MBIA, Inc. .....................................          6,398        343,125
  MBNA Corp. .....................................         36,885      1,298,352
  MGIC Investment Corp. ..........................          4,642        286,504
  Manor Care, Inc.* ..............................          4,433        105,106
  Marathon Oil Corp. .............................         13,398        401,940
  Marriott International, Inc. ...................         10,435        424,183
  Marsh & McLennan Cos., Inc. ....................         11,893      1,277,903
  Masco Corp. ....................................         19,897        487,477
  Mattel, Inc. ...................................         18,691        321,485
  Maxim Integrated Products, Inc. ................         13,985        734,352
  May Department Stores Co. ......................         12,957        479,150
  Maytag Corp. ...................................          3,324        103,144
  McDermott International, Inc.* .................          2,671         32,773
  McDonald's Corp. ...............................         55,664      1,473,426
  McGraw-Hill Cos., Inc. .........................          8,371        510,464
  McKesson Corp. .................................         12,384        463,162
  Mead Corp. .....................................          4,299        132,796
  Medimmune, Inc.* ...............................          9,269        429,618
  Medtronic, Inc. ................................         52,425      2,684,684
  Mellon Financial Corp. .........................         20,259        762,144
  Merck & Co., Inc. ..............................         98,503      5,791,976
  Mercury Interactive Corp.* .....................          3,582        121,716
  Meredith Corp. .................................          2,136         76,148
  Merrill Lynch & Co., Inc. ......................         36,649      1,910,146
  MetLife, Inc. ..................................         31,385        994,277
  Micron Technology, Inc.* .......................         25,951        804,481
  Microsoft Corp.* ...............................        233,223     15,455,680
  Millipore Corp. ................................          2,068        125,528
  Minnesota Mining & Mfg. Co. ....................         16,979      2,007,088
  Mirant Corp.* ..................................         17,348        277,915
  Molex, Inc. Cl A ...............................          8,474        262,270
  Moody's Corp. ..................................          6,755        269,254
  Morgan Stanley Dean Witter .....................         47,492      2,656,702
  Motorola, Inc. .................................         96,382      1,447,658
  NCR Corp.* .....................................          4,207        155,070
  NIKE, Inc. Cl B ................................         11,632        654,184
  NVIDIA Corporation* ............................          6,261        418,861
  Nabors Industries, Inc.* .......................          6,100        209,413
  National City Corp. ............................         26,242        767,316
  National Semiconductor Corp.* ..................          7,618        234,558
  Navistar International Corp. ...................          2,572        101,594
  Network Appliance, Inc.* .......................         14,339        313,594
  New York Times Co. Cl A ........................          6,565        283,936
  Newell Rubbermaid, Inc. ........................         11,548        318,378
  Newmont Mining Corp. ...........................          8,489        162,225
  Nextel Communications, Inc.* ...................         34,570        378,887
  NiSource, Inc. .................................          8,955        206,502
  Niagara Mohawk Holdings, Inc.* .................          6,939        123,028
  Nicor, Inc. ....................................          1,939         80,740
  Noble Drilling Corp.* ..........................          5,727        194,947
  Nordstrom, Inc. ................................          5,806        117,455
  Norfolk Southern Corp. .........................         16,695        306,019
  Nortel Networks Corp.* .........................        138,606      1,039,545
  Northern Trust Corp. ...........................          9,618        579,196
  Northrop Grumman Corp. .........................          4,782        482,073
  Novell, Inc.* ..................................         15,684         71,990
  Novellus Systems, Inc.* ........................          6,206        244,827
  Nucor Corp. ....................................          3,368        178,369
  Occidental Petroleum Corp. .....................         16,178        429,202
  Office Depot, Inc.* ............................         13,293        246,452
  Omnicom Group, Inc. ............................          8,048        719,089
  Oracle Corp.* ..................................        240,841      3,326,014
  PACCAR, Inc. ...................................          3,295        216,218
  PG & E Corp.* ..................................         16,787        322,982
  PMC-Sierra, Inc.* ..............................          7,124        151,456
  PNC Financial Services Group ...................         12,301        691,316
  PPG Industries, Inc. ...........................          7,291        377,091
  PPL Corporation ................................          6,342        221,019
  Pactiv Corp.* ..................................          6,899        122,457
  Pall Corp. .....................................          5,289        127,253
  Palm, Inc.* ....................................         24,597         95,436
  Parametric Technology Corp.* ...................         11,369         88,792
  Parker Hannifin Corp. ..........................          5,078        233,131
  Paychex, Inc. ..................................         16,209        567,963
  Penney (J.C.) Co., Inc. ........................         11,424        307,306
  Peoples Energy Corp. ...........................          1,533         58,147
  Peoplesoft, Inc.* ..............................         13,116        527,263
  Pepsi Bottling Group, Inc. .....................         12,280        288,580
  PepsiCo, Inc. ..................................         75,764      3,688,949
  PerkinElmer, Inc. ..............................          5,334        186,797
  Pfizer, Inc. ...................................        272,238     10,848,684
  Pharmacia Corp. ................................         55,836      2,381,405
  Phelps Dodge Corp.* ............................          3,394        109,966
  Phillip Morris Cos., Inc. ......................         93,826      4,301,922
  Phillips Petroleum Co. .........................         16,511        994,953
  Pinnacle West Capital Corp. ....................          3,670        153,590
  Pitney Bowes, Inc. .............................         10,560        397,162
  Placer Dome, Inc. ..............................         14,189        154,802
  Power One, Inc.* ...............................          3,406         35,456
  Praxair, Inc. ..................................          6,965        384,816
  Proctor & Gamble Co. ...........................         56,105      4,439,589
  Progress Energy, Inc. ..........................          9,472        426,524
  Progressive Corp. of Ohio ......................          3,141        468,951
  Providian Financial Corp.* .....................         12,308         43,693
  Public Svc. Enterprise Group ...................          8,984        379,035
  Pulte Homes, Inc. ..............................          2,566        114,623
  QlLogic Corporation* ...........................          4,012        178,574
  Qualcomm, Inc.* ................................         33,102      1,671,651
  Quintiles Transnational Corp.* .................          5,180         83,294
  Qwest Communications, Int'l ....................         72,098      1,018,745
  RadioShack Corp. ...............................          7,762        233,636
  Raytheon .......................................         16,928        549,652
  Reebok International, Ltd.* ....................          2,551         67,602
  Regions Financial Corp. ........................          9,844        295,714
  Reliant Energy, Inc. ...........................         12,911        342,400
  Robert Half Intl., Inc.* .......................          7,589        202,626
  Rockwell Collins ...............................          7,952        155,064
  Rockwell Intl., Corp. ..........................          7,959        142,148
  Rohm Haas Co. ..................................          9,543        330,474
  Rowan Cos., Inc.* ..............................          4,066         78,758
  Royal Dutch Petroleum Co. (N.Y.) ...............         91,977      4,508,713
  Ryder System, Inc. .............................          2,641         58,498
  SBC Communications, Inc. .......................        145,568      5,701,899
  Sabre Group Holdings, Inc.* ....................          5,780        244,783
  Safeco Corp. ...................................          5,533        172,353
  Safeway, Inc.* .................................         21,734        907,395
  Sanmina Corp.* .................................         22,557        448,884

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT COROPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 2001

                                                           Shares        Value
                                                           ------        -----
COMMON STOCKS (CONTINUED):
  Sapient Corp.* .................................          5,471   $     42,236
  Sara Lee Corp. .................................         33,921        754,064
  Schering-Plough Corp. ..........................         63,400      2,270,354
  Schlumberger, Ltd. .............................         24,931      1,369,958
  Scientific-Atlanta, Inc. .......................          6,767        162,002
  Sealed Air Corp.* ..............................          3,616        147,605
  Sears Roebuck & Co. ............................         13,970        665,531
  Sempra Energy ..................................          8,972        220,263
  Sherwin-Williams Co. ...........................          6,688        183,920
  Siebel Systems, Inc.* ..........................         20,022        560,216
  Sigma-Aldrich Corp. ............................          3,177        125,206
  Snap-On, Inc. ..................................          2,501         84,184
  Solectron Corp.* ...............................         35,535        400,835
  SouthTrust Corp. ...............................         14,840        366,103
  Southern Co. ...................................         30,102        763,086
  Southwest Airlines Co. .........................         33,142        612,464
  Sprint Corp.(FON Gp.) ..........................         38,415        771,373
  Sprint Corp.(PCS Gp.)* .........................         42,684      1,041,916
  St. Jude Medical, Inc.* ........................          3,770        292,741
  St. Paul Companies, Inc. .......................          8,981        394,895
  Stanley Works ..................................          3,696        172,123
  Staples, Inc.* .................................         19,990        373,813
  Starbucks Corp.* ...............................         16,511        314,535
  Starwood Hotels & Resorts ......................          8,563        255,606
  State Street Corp. .............................         14,090        736,203
  Stillwell Financial, Inc. ......................          9,585        260,904
  Stryker Corp. ..................................          8,514        496,962
  Sun Microsystems, Inc.* ........................        140,373      1,732,203
  Sunoco, Inc. ...................................          3,404        127,105
  Suntrust Banks, Inc. ...........................         12,507        784,189
  Supervalu, Inc. ................................          5,772        127,677
  Symbol Technologies, Inc. ......................          9,890        157,053
  Synovus Financial Corp. ........................         12,614        315,981
  Sysco Corp. ....................................         28,863        756,788
  T. Rowe Price Group, Inc. ......................          5,346        185,667
  TJX Companies, Inc. ............................         11,811        470,786
  TMP Worldwide, Inc.* ...........................          4,787        205,362
  TRW, Inc. ......................................          5,469        202,572
  TXU Corp. ......................................         11,480        541,282
  Target Corp. ...................................         39,094      1,604,809
  Teco Energy, Inc. ..............................          6,043        158,568
  Tektronix, Inc.* ...............................          3,984        102,708
  Tellabs, Inc.* .................................         17,754        266,843
  Temple-Inland, Inc. ............................          2,134        121,062
  Tenet Healthcare Corp.* ........................         14,094        827,600
  Teradyne, Inc.* ................................          7,831        236,026
  Texas Instruments, Inc. ........................         75,011      2,100,308
  Textron, Inc. ..................................          6,117        253,611
  Thermo Electron Corp.* .........................          7,699        183,698
  Thomas & Betts Corp.* ..........................          2,518         53,256
  Tiffany & Co. ..................................          6,323        198,985
  Torchmark Corp. ................................          5,377        211,477
  Toys R Us, Inc.* ...............................          8,597        178,302
  Transocean Sedco Forex, Inc.* ..................         13,804        466,851
  Tribune Co. ....................................         12,900        482,847
  Tricon Global Restaurants, Inc. ................          6,316        310,747
  Tupperware Corp. ...............................          2,517         48,452
  Tyco International, Ltd. .......................         86,395      5,088,666
  UNUMProvident Corp. ............................         10,482        277,878
  US Airways Group, Inc.* ........................          2,950         18,703
  US Bancorp .....................................         84,481      1,768,187
  USA Education, Inc. ............................          6,789        570,412
  UST, Inc. ......................................          7,163        250,705
  Unilever N.V. (N.Y.) ...........................         24,731      1,424,753
  Union Pacific Corp. ............................         10,757        613,149
  Union Planters Corp. ...........................          5,949        268,478
  Unisys Corp.* ..................................         13,818        173,278
  United States Steel Group ......................          3,834         69,434
  United Technologies Corp. ......................         20,289      1,311,278
  UnitedHealth Group, Inc. .......................         13,501        955,466
  Univision Communications, Inc. .................          9,098        368,105
  Unocal Corp. ...................................         10,589        381,945
  V F Corp. ......................................          4,805        187,443
  Veritas Software Corp.* ........................         17,359        778,030
  Verizon Communications .........................        117,546      5,578,733
  Viacom, Inc. Cl B* .............................         76,792      3,390,367
  Visteon Corp. ..................................          5,662         85,156
  Vitesse Semiconductor Corp.* ...................          8,249        102,783
  Vulcan Materials Co. ...........................          4,353        208,683
  Wal-Mart Stores, Inc. ..........................        193,008     11,107,610
  Walgreen Co. ...................................         44,173      1,486,863
  Washington Mutual, Inc. ........................         37,929      1,240,278
  Waste Management, Inc. .........................         27,186        867,505
  Waters Corp.* ..................................          5,661        219,364
  Watson Pharmaceuticals, Inc.* ..................          4,610        144,708
  Wellpoint Health Networks, Inc. ................          2,761        322,623
  Wells Fargo & Company ..........................         73,409      3,189,621
  Wendy's International, Inc. ....................          4,528        132,082
  Westvaco Corp. .................................          4,430        126,034
  Weyerhaeuser Co. ...............................          9,364        506,405
  Whirlpool Corp. ................................          2,886        211,630
  Willamette Industries, Inc. ....................          4,758        247,987
  Williams Cos., Inc. ............................         22,317        569,530
  Winn-Dixie Stores, Inc. ........................          6,087         86,740
  Worldcom Inc. - Worldcom Group .................        127,720      1,798,298
  Worthington Industries, Inc. ...................          3,698         52,512
  Wrigley (Wm.) Jr. Co. ..........................          9,753        501,012
  XL Capital Limited* ............................          5,745        524,863
  Xcel Energy, Inc. ..............................         14,963        415,074
  Xerox Corp.* ...................................         31,178        324,875
  Xilinx, Inc.* ..................................         14,465        564,858
  Yahoo!, Inc.* ..................................         24,666        437,575
  Zimmer Holdings, Inc.* .........................          8,408        256,780
  Zions Bancorporation ...........................          3,986        209,584
                                                                    ------------
  TOTAL COMMON STOCKS
  (Cost: $418,278,834) 97.7% .....................                  $453,259,584
                                                                    ============

------------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT COROPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 2001

                                                          Face
                                     Rate   Maturity     Amount       Value
                                     ----   --------     ------       -----
SHORT-TERM DEBT SECURITIES:
U. S. GOVERNMENT (0.3%)
   U.S. Treasury Bill(a) ..........  1.86%  02/07/02    $500,000    $   499,060
   U.S. Treasury Bill(a) ..........  1.67   03/07/02     500,000        498,450
   U.S. Treasury Bill .............  1.72   03/28/02     500,000        497,946
                                                                   ------------

                                                                      1,495,456
                                                                   ------------
AGENCY (2.0%)
   Federal Home Loan Bank .........  1.43   01/02/02   9,000,000      8,999,642
                                                                   ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $10,495,183) 2.3% ....................................     10,495,098
                                                                   ------------
TOTAL INVESTMENTS
   (Cost: $428,774,017) 100.0% .................................   $463,754,682
                                                                   ------------

------------
Futures Contracts Outstanding As Of December 31, 2001:

                                       Expiration  Underlying Face   Unrealized
                                          Date     Amount at Value   Gain/(Loss)
                                       ----------  ---------------   -----------
PURCHASED
   38 S&P 500 Stock Index Futures
     Contracts ......................  March 2002    $10,917,400        $250
                                                     ===========        ====

Face value of futures purchased and outstanding as a percentage of total investments in securities: 2.4%

-----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT COROPORATION (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 2001

                                                           Shares        Value
                                                           ------        -----
COMMON STOCKS:
  3Com Corp.* ....................................         42,779   $    272,930
  A. Schulman, Inc. ..............................          3,601         49,154
  AGCO Corp. .....................................          8,857        139,763
  AGL Resources, Inc. ............................          6,742        155,201
  AK Steel Holding Corp.* ........................         13,252        150,808
  Abercrombie & Fitch Co. Cl A* ..................         12,237        324,648
  Acxiom Corp.* ..................................         10,693        186,807
  Adtran, Inc.* ..................................          4,853        123,849
  Advancrd Fibre Communication* ..................         10,081        178,131
  Advent Software, Inc.* .........................          4,160        207,792
  Affiliated Computer Svcs.* .....................          7,407        786,105
  Airborne Freight Corp. .........................          5,918         87,764
  Airgas, Inc.* ..................................          8,518        128,792
  Alaska Air Group, Inc.* ........................          3,232         94,051
  Albany International Corp. Cl A ................          3,841         83,350
  Albemarle Corp. ................................          5,594        134,256
  Alexander & Baldwin, Inc. ......................          4,980        132,966
  Allamerica Financial Corp. .....................          6,491        289,174
  Allete, Inc. ...................................         10,235        257,922
  Alliant Energy Corp. ...........................         10,795        327,736
  American Eagle Outfitters* .....................          8,842        231,395
  American Financial Group .......................          8,403        206,294
  American Standard Cos., Inc.* ..................          8,828        602,334
  American Water Works Co. .......................         12,300        513,525
  Americredit Corp.* .............................         10,376        327,363
  Ametek, Inc. ...................................          4,058        129,410
  Apogent Technologies, Inc.* ....................         13,032        336,226
  Apollo Group, Inc. Cl A* .......................         14,072        633,381
  Apria Healthcare Group, Inc.* ..................          6,704        167,533
  Arch Coal, Inc. ................................          6,433        146,029
  Arrow Electronics, Inc.* .......................         12,264        366,694
  Arvinmeritor, Inc. .............................          8,180        160,655
  Ascential Software Corp.* ......................         31,907        129,223
  Associated Banc Corp. ..........................          8,080        285,143
  Astoria Financial Corp. ........................         11,349        300,295
  Atlas Air Worldwide Hldgs., Inc. ...............          4,674         68,474
  Atmel Corp.* ...................................         57,270        453,578
  Avnet, Inc. ....................................         14,479        368,780
  Avocent Corp.* .................................          5,488        133,084
  BISYS Group, Inc.* .............................          7,241        463,352
  BJ Services Co.* ...............................         20,166        654,387
  BJ's Wholesale Club, Inc.* .....................          8,955        394,916
  Bandag, Inc. ...................................          2,539         88,256
  Banknorth Group, Inc. ..........................         18,696        421,034
  Banta Corp. ....................................          3,037         89,652
  Barnes & Noble, Inc.* ..........................          8,249        244,170
  Barr Laboratories, Inc.* .......................          5,216        413,942
  Beckman Coulter, Inc. ..........................          7,497        332,117
  Belo Corporation ...............................         13,541        253,894
  Black Hills Corp. ..............................          3,261        110,352
  Blyth, Inc. ....................................          5,790        134,618
  Bob Evans Farms, Inc. ..........................          4,300        105,651
  Borders Group, Inc.* ...........................         10,003        198,460
  Borg-Warner, Inc. ..............................          3,250        169,813
  Bowater, Inc. ..................................          6,722        320,639
  Brinker International, Inc.* ...................         12,082        359,560
  BroadWing, Inc.* ...............................         26,906        255,607
  C.H. Robinson Worldwide, Inc. ..................         10,429        301,555
  CBRL Group, Inc. ...............................          6,808        200,428
  CDW Computers Centers, Inc.* ...................         10,858        583,183
  CNF Transportation, Inc. .......................          6,047        202,877
  COR Therapeutics, Inc.* ........................          6,846        163,825
  CSG Systems Int'l., Inc.* ......................          6,508        263,249
  Cabot Corp. ....................................          7,713        275,354
  Cabot MicroElectronics Corp.* ..................          2,958        234,421
  Cadence Design Systems, Inc.* ..................         30,079        659,332
  Callaway Golf Co. ..............................          9,580        183,457
  Carlisle Companies, Inc. .......................          3,723        137,677
  Carpenter Technology Corp. .....................          2,754         73,311
  Catalina Marketing Corp.* ......................          6,783        235,370
  Ceridian Corp.* ................................         17,996        337,425
  Certegy, Inc.* .................................          8,459        289,467
  CheckFree Corp.* ...............................          9,499        170,982
  ChoicePoint, Inc.* .............................          7,734        392,036
  Church & Dwight ................................          4,810        128,090
  Cirrus Logic, Inc.* ............................          9,773        129,199
  City National Corp. ............................          5,920        277,352
  Claire's Stores, Inc. ..........................          6,031         91,068
  Clayton Homes, Inc. ............................         16,886        288,751
  Cleco Corporation ..............................          5,544        121,802
  Coach, Inc.* ...................................          5,370        209,323
  CommScope, Inc.* ...............................          6,325        134,533
  Compass Bancshares, Inc. .......................         15,684        443,857
  Conectiv, Inc. .................................         10,912        267,235
  Cooper Cameron Corp.* ..........................          6,670        269,201
  Covance, Inc.* .................................          7,309        165,914
  Covanta Energy Corp.* ..........................          6,112         27,626
  Credence Systems Corp.* ........................          7,395        137,325
  Cree, Inc.* ....................................          8,889        261,870
  Crompton Corp. .................................         13,902        125,118
  Cypress Semiconductor Corp.* ...................         14,797        294,904
  Cytec Industries, Inc.* ........................          4,884        131,868
  Cytyc Corp.* ...................................         14,273        372,525
  DPL, Inc. ......................................         15,562        374,733
  DQE, Inc. ......................................          6,910        130,806
  DSP Group, Inc.* ...............................          3,308         76,944
  DST Systems, Inc.* .............................         14,807        738,129
  DeVry, Inc.* ...................................          8,618        245,182
  Dean Foods Co.* ................................          5,340        364,209
  Dentsply International, Inc. ...................          6,393        320,929
  Dial Corp. .....................................         11,675        200,226
  Diebold, Inc. ..................................          8,802        355,953
  Dime Bancorp, Inc. .............................         14,563        525,433
  Dole Food Company ..............................          6,884        184,698
  Dollar Tree Stores* ............................         13,801        426,589
  Donaldson Company, Inc. ........................          5,425        210,707
  Dreyers Grand Ice Cream, Inc. ..................          4,240        163,282
  Dun & Bradstreet* ..............................          9,663        341,104
  Dycom Industries, Inc.* ........................          5,281         88,246
  E*Trade Group, Inc.* ...........................         45,837        469,829
  EGL, Inc.* .....................................          5,878         81,998
  ENSCO International, Inc. ......................         16,561        411,541
  Eaton Vance Corp. ..............................          8,525        303,064
  Education Management Corp.* ....................          4,211        152,649
  Edwards (A.G.), Inc. ...........................          9,676        427,389
  Edwards Lifesciences Corp.* ....................          7,283        201,229
  Electronic Arts, Inc.* .........................         16,863      1,010,949
  Emmis Communications Cl A* .....................          5,834        137,916
  Energizer Holdings Inc.* .......................         11,320        215,646
  Energy East Corporation ........................         14,372        272,924
  Enterasys Networks, Inc.* ......................         23,845        211,028
  Entercom Communications* .......................          5,568        278,400
  Equitable Resources, Inc. ......................          7,868        268,063
  Everest RE Group* ..............................          5,671        400,940
  Expeditors Int'l. Wash., Inc. ..................          6,347        361,462
  Express Scripts, Inc.* .........................          9,740        455,442
  Extended Stay America, Inc.* ...................         11,444        187,682
  FEI Company* ...................................          3,902        122,952
  FMC Corp.* .....................................          3,858        229,551
  FMC Technologies, Inc.* ........................          8,034        132,159
  Fairchild Semicon Intl. Cl A* ..................         12,326        347,593
  Fastenal Co. ...................................          4,696        311,955
  Federal Signal Corp. ...........................          5,538        123,331
  Ferro Corp. ....................................          4,229        109,108
  Fidelity Nat'l. Finl., Inc. ....................         10,538        261,342
  First Health Group Corp.* ......................         12,254        303,164

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT COROPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 2001

                                                           Shares        Value
                                                           ------        -----
COMMON STOCKS (CONTINUED):
  First Tennessee Natl. Corp. ....................         15,577   $    564,822
  First Virginia Banks, Inc. .....................          5,882        298,570
  Firstmerit Corp. ...............................         10,435        282,684
  Flowserve Corporation* .........................          5,464        145,397
  Forest Oil Corp.* ..............................          5,749        162,179
  Fuller (H.B.) Co. ..............................          3,480        100,120
  Furniture Brands Intl., Inc.* ..................          6,224        199,292
  GATX Corp. .....................................          5,988        194,730
  GTECH Holdings Corp.* ..........................          3,535        160,100
  Gallagher (Arthur J.) & Co. ....................         10,420        359,386
  Gartner, Inc.* .................................         10,571        118,395
  Gentex Corp.* ..................................          9,234        246,825
  Gilead Sciences, Inc.* .........................         11,803        775,693
  Glatfelter .....................................          5,236         81,577
  Golden State Bancorp ...........................         16,700        436,705
  Granite Construction ...........................          5,021        120,906
  Grant Prideco, Inc.* ...........................         13,420        154,330
  Great Plains Energy, Inc. ......................          7,610        191,772
  Greater Bay Bancorp ............................          6,119        174,881
  Greenpoint Financial Corp. .....................         12,319        440,404
  HCC Insurance Holdings, Inc. ...................          7,465        205,661
  HON Industries, Inc. ...........................          7,213        199,439
  Hanover Compressor Co.* ........................          7,763        196,093
  Harris Corp. ...................................          8,126        247,924
  Harsco Corp. ...................................          4,887        167,624
  Harte-Hanks, Inc. ..............................          7,754        218,430
  Hawaiian Electric Inds .........................          4,170        167,968
  Health Net, Inc.* ..............................         15,201        331,078
  Helmerich & Payne, Inc. ........................          6,220        207,624
  Henry (Jack) & Associates ......................         10,928        238,668
  Henry Schein, Inc.* ............................          5,229        193,630
  Hibernia Corp. Cl A ............................         19,564        348,044
  Hillenbrand Industries, Inc. ...................          7,688        424,916
  Hispanic Broadcasting Corp.* ...................         13,343        340,247
  Horace Mann Educators Corp. ....................          4,966        105,379
  Hormel Foods Corp. .............................         17,047        458,053
  Hospitality Properties Trust ...................          7,691        226,885
  Hubbell, Inc. Cl B .............................          7,199        211,507
  ICN Pharmaceuticals, Inc. ......................         10,031        336,039
  IDEC Pharmaceuticals Corp.* ....................         18,761      1,293,182
  IMC Global, Inc. ...............................         14,120        183,560
  INCYTE Pharmaceuticals, Inc.* ..................          8,169        159,786
  IdaCorp, Inc. ..................................          4,602        186,841
  Imation Corp.* .................................          4,298         92,751
  Independence Community Bank ....................          7,235        164,669
  Indymac Bancorp, Inc.* .........................          7,509        175,560
  Infocus Corp.* .................................          4,799        105,674
  Integrated Device Tech., Inc.* .................         12,818        340,831
  International Rectifier* .......................          7,786        271,576
  International Speedway Corp. ...................          6,536        255,558
  Internet Security Systems, Inc. ................          5,918        189,731
  Interstate Bakeries Corp. ......................          6,227        150,569
  Investment Technology Grp., Inc. ...............          5,976        233,463
  Investors Financial Services ...................          3,925        259,874
  Ivax Corp.* ....................................         24,280        488,999
  J.B. Hunt Transport Svcs., Inc. ................          4,425        102,660
  J.M. Smucker Co. ...............................          3,006        106,352
  Jacobs Engineering Group, Inc. .................          3,292        217,272
  Kaydon Corp. ...................................          3,688         83,644
  Keane, Inc.* ...................................          9,246        166,705
  Kelly Services, Inc. ...........................          4,437         97,126
  Kemet Corp.* ...................................         10,538        187,050
  Kennametal, Inc. ...............................          3,800        153,026
  Korn/Ferry International* ......................          4,608         49,075
  L-3 Communications Hldgs., Inc. ................          4,823        434,070
  LTX Corp.* .....................................          5,972        125,054
  Labranche & Co.* ...............................          7,222        248,870
  Lam Research Corp.* ............................         15,433        358,354
  Lancaster Colony Corp. .........................          4,585        162,813
  Lands End, Inc.* ...............................          3,661        183,636
  Lattice Semiconductor Corp.* ...................         13,453        276,728
  Lear Corp.* ....................................          7,862        299,857
  Lee Enterprises ................................          5,424        197,271
  Legato Systems, Inc.* ..........................         11,004        142,722
  Legg Mason, Inc. ...............................          8,198        409,736
  Lennar Corp. ...................................          7,865        368,239
  Leucadia National ..............................          6,834        197,298
  Lifepoint Hospitals, Inc.* .....................          4,831        164,447
  Lincare Holdings, Inc.* ........................         13,250        379,613
  Longs Drug Stores Corp. ........................          4,691        109,676
  Longview Fibre Co. .............................          6,283         74,202
  Lubrizol Corp. .................................          6,296        220,927
  Lyondell Petrochemical Co. .....................         14,462        207,240
  M & T Bank Corp. ...............................         11,623        846,736
  MDU Resources Group ............................          8,506        239,444
  MIPS Technologies, Inc. Cl B* ..................          4,786         38,192
  MPS Group, Inc.* ...............................         12,078         86,237
  Macromedia, Inc.* ..............................          7,149        127,252
  Macrovision Corp.* .............................          6,235        219,597
  Mandalay Resort Group* .........................          8,708        186,351
  Manpower, Inc. .................................          9,327        314,413
  Marshall & Ilsley Corp. ........................         12,984        821,628
  Martin Marietta Materials, Inc. ................          5,969        278,155
  McCormick & Co., Inc. ..........................          8,508        357,081
  McData Corporation Cl A* .......................         13,827        338,762
  Media General, Inc. Cl A .......................          2,822        140,620
  Mentor Graphics Corp.* .........................          7,933        186,981
  Mercantile Bankshares Corp. ....................          8,587        369,584
  Metris Companies, Inc. .........................          7,882        202,646
  Micrel, Inc.* ..................................         11,426        299,704
  Microchip Technology, Inc.* ....................         16,400        635,336
  Millennium Pharmaceuticals, Inc. ...............         27,231        667,432
  Miller (Herman), Inc. ..........................          9,342        221,032
  Minerals Technologies, Inc. ....................          2,407        112,262
  Modine Manufacturing Co. .......................          4,098         95,606
  Mohawk Industries, Inc.* .......................          6,467        354,909
  Montana Pwr. Co.* ..............................         12,767         73,410
  MONY Group, Inc. ...............................          5,856        202,442
  Murphy Oil Corp. ...............................          5,564        467,599
  Mylan Laboratories, Inc. .......................         15,449        579,338
  NCO Group, Inc.* ...............................          3,133         71,746
  NSTAR ..........................................          6,555        293,992
  National Fuel Gas Co. ..........................          9,759        241,047
  National Instruments Corp.* ....................          6,289        235,586
  National-Oilwell, Inc.* ........................          9,950        205,070
  Natl. Commerce Financial Corp. .................         25,033        633,335
  Neiman-Marcus Group, Inc.* .....................          5,871        182,412
  Networks Associates, Inc.* .....................         17,032        440,277
  Neuberger Berman ...............................          8,657        380,042
  New Plan Excel Realty Trust ....................         10,738        204,559
  New York Community Bancorp, Inc. ...............         12,582        287,750
  Newport Corp. ..................................          4,508         86,914
  Noble Affiliates, Inc. .........................          6,957        245,513
  Nordson Corp. ..................................          4,065        107,357
  North Fork Bancorp, Inc. .......................         19,967        638,744
  Northeast Utilities ............................         17,239        303,924
  OGE Energy Corp. ...............................          9,611        221,822
  Ocean Energy, Inc. .............................         21,136        405,811
  Ohio Casualty Corp.* ...........................          7,391        118,626
  Old Republic Int'l., Corp. .....................         14,631        409,814
  Olin Corp. .....................................          5,344         86,252
  Omnicare, Inc. .................................         11,492        285,921
  Oneok, Inc. ....................................          7,345        131,035
  Outback Steakhouse, Inc.* ......................          9,414        322,430
  Overseas Shipholding Group .....................          4,205         94,613
  Oxford Health Plans, Inc.* .....................         11,305        340,733

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT COROPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 2001

                                                           Shares        Value
                                                           ------        -----
COMMON STOCKS (CONTINUED):
  PNM Resources, Inc. ............................          4,812   $    134,495
  Pacific Century Finl. Corp. ....................          9,447        244,583
  Pacificare Health Systems, Inc. ................          4,248         67,968
  Packaging Corp of America* .....................         12,988        235,732
  Papa John's Int'l., Inc.* ......................          2,762         75,900
  Park Place Entertainment* ......................         37,059        339,831
  Patterson Dental Co.* ..........................          8,316        340,374
  Patterson UTI Energy, Inc.* ....................          9,393        218,951
  Payless Shoesource, Inc.* ......................          2,709        152,110
  Pennzoil-Quaker State Co. ......................          9,782        141,350
  Pentair, Inc. ..................................          6,047        220,776
  PepsiAmericas, Inc. ............................         19,176        264,629
  Perrigo Co.* ...................................          9,067        107,172
  Pioneer Natural Resources Co.* .................         12,076        232,584
  Pittston Brink's Group .........................          6,676        147,540
  Plantronics, Inc.* .............................          5,770        147,943
  Plexus Corp.* ..................................          5,088        135,137
  Polycom, Inc.* .................................         11,071        380,842
  Potlatch Corp. .................................          3,474        101,858
  Potomac Electric Power Co. .....................         13,215        298,263
  Powerwave Technologies, Inc.* ..................          7,936        137,134
  Precision Castparts Corp. ......................          6,339        179,077
  Price Communications Corp.* ....................          6,752        128,896
  Pride International, Inc.* .....................         16,336        246,674
  Protective Life Corp. ..........................          8,434        243,996
  Protein Design* ................................         10,818        356,237
  Provident Financial Group ......................          6,014        158,048
  Puget Energy, Inc. .............................         10,666        233,479
  Quanta Services, Inc.* .........................          7,474        115,324
  Quantum Corp.* .................................         19,123        188,362
  Quest Diagnostics, Inc.* .......................         11,757        843,094
  Questar Corp. ..................................         10,019        250,976
  RF Micro Devices* ..............................         20,499        394,196
  RJ Reynolds Tobacco Holdings ...................         11,796        664,115
  RPM, Inc. ......................................         12,613        182,384
  RSA Security, Inc.* ............................          6,911        120,666
  Radian Group, Inc. .............................         11,537        495,514
  Rational Software Corp.* .......................         23,881        465,680
  Rayonier, Inc. .................................          3,324        167,762
  Reader's Digest Assn ...........................         12,304        283,976
  Republic Services, Inc.* .......................         20,802        415,416
  Retek, Inc.* ...................................          6,266        187,165
  Reynolds & Reynolds Co. ........................          8,816        213,788
  Rollins, Inc. ..................................          3,721         74,420
  Roslyn Bancorp, Inc. ...........................         10,815        189,263
  Ross Stores, Inc. ..............................          9,843        315,763
  Ruddick Corp. ..................................          5,662         90,535
  SCANA Corp. ....................................         12,883        358,534
  SEI Investments ................................         13,289        599,467
  SPX, Inc.* .....................................          4,956        678,476
  Saks Incorporated* .............................         17,472        163,188
  Sandisk Corp.* .................................          8,401        120,974
  Scholastic Corp.* ..............................          4,341        218,483
  Semtech Corp.* .................................          8,652        308,790
  Sensient Technologies Corp. ....................          5,822        121,156
  Sepracor, Inc.* ................................          9,585        546,920
  Sequa Corp. Cl A* ..............................          1,309         62,204
  Sierra Pacific Resources .......................         12,559        189,013
  Silicon Valley Bancshares* .....................          5,684        151,933
  Six Flags, Inc.* ...............................         11,367        174,824
  Smith International, Inc.* .....................          6,077        325,849
  Smithfield Foods, Inc.* ........................         13,725        302,499
  Solutia, Inc. ..................................         12,822        179,764
  Sonoco Products Co. ............................         11,757        312,501
  Sotheby's Holdings* ............................          7,541        125,256
  Sovereign Bancorp, Inc. ........................         30,388        371,949
  StanCorp Financial Group, Inc. .................          3,680        173,880
  Steris Corp.* ..................................          8,530        155,843
  Stewart & Stevenson Svcs., Inc. ................          3,474         65,346
  Storage Technology Corp.* ......................         12,894        266,519
  Sungard Data Sys., Inc.* .......................         34,376        994,498
  Superior Industries Int'l ......................          3,210        129,203
  Swift Transportation Co., Inc. .................         10,482        225,468
  Sybase, Inc.* ..................................         12,149        191,468
  Sykes Enterprises, Inc.* .......................          4,946         46,196
  Sylvan Learning Systems, Inc.* .................          4,764        105,141
  Symantec Corp.* ................................          8,571        568,514
  Synopsys, Inc.* ................................          7,295        430,916
  TCF Financial ..................................          9,457        453,747
  Tech Data Corp.* ...............................          6,780        293,438
  Tecumseh Products Co. Cl A .....................          2,285        115,690
  Teleflex, Inc. .................................          4,781        226,189
  Telephone & Data Systems, Inc. .................          7,204        646,559
  The Colonial BancGroup, Inc. ...................         14,172        199,683
  The PMI Group, Inc. ............................          5,462        366,009
  Tidewater, Inc. ................................          7,449        252,521
  Timberland Company Cl A* .......................          4,775        177,057
  Titan Corp.* ...................................          8,551        213,347
  Tootsie Roll Inds., Inc. .......................          6,213        242,804
  Transaction Systems Architects .................          4,487         55,011
  Transwitch Corp.* ..............................         11,248         50,616
  Triad Hospitals, Inc.* .........................          8,863        260,129
  Trigon Healthcare, Inc.* .......................          4,402        305,719
  Trinity Industries .............................          5,417        147,180
  Triquint Semiconductor, Inc.* ..................         16,024        196,454
  Tyson Foods, Inc. ..............................         42,956        496,142
  UCAR Int'l., Inc.* .............................          6,861         73,413
  Ultramar Diamond Shamrock Corp. ................          9,139        452,198
  Unifi, Inc.* ...................................          6,651         48,220
  United Rentals* ................................          9,018        204,709
  Unitrin, Inc. ..................................          8,279        327,186
  Universal Corp. ................................          3,289        119,752
  Universal Health Services Cl B .................          7,379        315,674
  UtiliCorp United, Inc. .........................         14,233        358,245
  VISX, Inc.* ....................................          6,757         89,530
  Valassis Communication, Inc.* ..................          6,587        234,629
  Valero Energy Corp. ............................          7,460        284,375
  Valspar Corp. ..................................          6,094        241,322
  Varco International, Inc.* .....................         11,769        176,300
  Vectren Corporation ............................          8,300        199,034
  Vertex Pharmaceutical* .........................          9,221        226,744
  Viad Corp. .....................................         10,896        258,017
  Vishay Intertechnology, Inc.* ..................         19,592        382,044
  WGL Holdings, Inc. .............................          5,972        173,606
  Waddell & Reed Financial, Inc. .................          9,805        315,721
  Wallace Computer Svcs., Inc. ...................          5,018         95,292
  Washington Post Co. Cl B .......................          1,167        618,510
  Wausau-Mosinee Paper Corp. .....................          6,304         76,278
  Weatherford International, Inc. ................         14,118        526,037
  Webster Financial Corp. ........................          6,049        190,725
  Westamerica Bancorp ............................          4,254        168,331
  Western Gas Resources ..........................          4,000        129,280
  Western Resources, Inc. ........................          8,623        148,316
  Westwood One, Inc.* ............................         13,198        396,600
  Williams-Sonoma, Inc.* .........................          7,012        300,815
  Wilmington Trust Corp. .........................          3,978        251,847
  Wind River Systems* ............................          9,555        171,130
  Wisconsin Energy Corp. .........................         14,330        323,285
  York International Corp. .......................          4,784        182,414
                                                                    ------------
  TOTAL COMMON STOCKS
  (Cost: $103,596,195) 92.9% .....................                  $104,299,983
                                                                    ============
--------------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT COROPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 2001

                                                          Face
                                     Rate   Maturity     Amount        Value
                                     ----   --------     ------        -----
SHORT-TERM DEBT SECURITIES:
U. S. GOVERNMENT (0.9%)
   U.S. Treasury Bill(a) ..........  1.86%  02/07/02  $  500,000   $    499,060
   U.S. Treasury Bill(a) ..........  1.69   03/07/02     500,000        498,449
                                                                   ------------
                                                                        997,509
                                                                   ------------
AGENCY (4.9%)
   Federal Home Loan Bank .........  1.43   01/02/02   5,500,000      5,499,782
                                                                   ------------
COMMERCIAL PAPER (1.3%)
   Morgan Stanley Dean Witter .....  1.90   01/02/02   1,452,000      1,451,923
                                                                   ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $7,949,265) 7.1% .....................................      7,949,214
                                                                   ------------
TOTAL INVESTMENTS
   (Cost: $111,545,460) 100.0% .................................   $112,249,197
                                                                   ============
-------------
FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2001:

                                       Expiration  Underlying Face   Unrealized
                                          Date     Amount at Value   Gain/(Loss)
                                       ----------  ---------------   -----------
PURCHASED
   30 S&P MidCap 400 Stock Index
     Futures Contracts ..............  March 2002     $7,636,500      $157,700
                                                      ==========      ========

Face value of futures purchased and outstanding as a percentage of total investments in securities: 6.8%

-------------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.


   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 2001

                                                                           Face
                                     Rating*      Rate     Maturity       Amount           Value
                                     -------     ------    --------    ------------    ------------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (5.8%)
   U.S. Treasury Bond .............    AAA        6.13%    11/15/27    $  6,000,000    $  6,289,680
   U.S. Treasury Note .............    AAA        5.75     11/15/05       2,500,000       2,640,225
   U.S. Treasury Note .............    AAA        5.88     11/15/04       3,000,000       3,175,320
   U.S. Treasury Strip ............    AAA        0.00     05/15/14      10,000,000       4,904,100
   U.S. Treasury Strip ............    AAA        0.00     02/15/17      15,000,000       6,109,350
                                                                                       ------------
                                                                                         23,118,675
                                                                                       ------------
AGENCIES/OTHER GOVERNMENTS (29.4%)
   Connecticut Housing Fin. Auth ..    AAA        7.63     05/15/21       2,500,000       2,558,525
   FHLB ...........................    AAA        0.00     06/29/18      21,050,000       6,361,100
   FHLB ...........................    AAA        0.00     07/07/22      50,000,000       9,968,500
   FHLMC ..........................    AAA        8.50     08/01/02          17,489          17,948
   FHLMC ..........................    AAA        8.00     07/15/06         187,128         194,613
   FHLMC ..........................    AAA        7.50     04/01/07          19,338          19,770
   FHLMC ..........................    AAA        7.63     09/09/09      90,000,000      92,193,300
   Indonesia Aid (U.S. Gov't. Gtd.)    AAA(3)     7.80     10/15/22       5,000,000       5,428,800
                                                                                       ------------
                                                                                        116,742,556
                                                                                       ------------
BASIC MATERIALS (13.0%)
   Georgia-Pacific (Timber Group) .    BBB-       8.63     04/30/25       7,000,000       6,485,920
   Inco, Ltd. .....................    BBB-       9.60     06/15/22       7,500,000       7,840,050
   Millennium America, Inc. .......    BBB-       7.00     11/15/06      10,000,000       9,527,800
   Millennium America, Inc. .......    BBB-       7.63     11/15/26       5,000,000       3,888,750
   PolyOne Corp. ..................    BBB        6.88     12/15/05       5,000,000       5,103,500
   PolyOne Corp. ..................    BBB        7.50     12/15/15       3,750,000       3,656,475
   Praxair, Inc. ..................    BBB+       6.90     11/01/06       5,000,000       5,284,350
   Solutia, Inc. ..................    BBB        6.72     10/15/37       7,500,000       7,310,850
   USX Corp. ......................    BBB+       8.75     09/15/22       2,000,000       2,289,540
                                                                                       ------------
                                                                                         51,387,235
                                                                                       ------------
CONSUMER, CYCLICAL (15.3%)
   Borg-Warner, Inc. ..............    BBB+       8.00     10/01/19      10,000,000       9,539,600
   Centex Corp. ...................    BBB-       7.38     06/01/05       5,000,000       5,124,750
   Centex Corp. ...................    BBB-       8.75     03/01/07       2,000,000       2,185,620
   Fruit of the Loom, Inc. (1) ....      C(4)     7.00     03/15/11       2,500,000         950,000
   Fruit of the Loom, Inc. (1) ....      C(4)     7.38     11/15/23       1,250,000         750,000
   Hasbro, Inc. ...................     BB        8.50     03/15/06      12,500,000      12,750,000
   Kellwood, Co. ..................    BBB-       7.88     07/15/09      10,000,000       8,859,400
   Neiman-Marcus Group, Inc. ......    BBB        7.13     06/01/28       2,500,000       1,949,200
   Oakwood Homes Corp. ............    CCC        8.13     03/01/09       2,500,000       1,062,500
   Polaroid Corp. (1)** ...........      D        7.25     01/15/07       3,750,000         337,500
   Pulte Homes, Inc. ..............    BBB-       7.63     10/15/17       7,500,000       6,739,650
   Shopko Stores, Inc. ............      B+       9.00     11/15/04       5,000,000       4,350,000
   Tommy Hilfiger USA, Inc. .......    BBB-       6.50     06/01/03       5,000,000       4,950,000
   V F Corp. ......................      A-       9.25     05/01/22       1,000,000       1,058,930
                                                                                       ------------
                                                                                         60,607,150
                                                                                       ------------
CONSUMER, NON-CYCLICAL (4.0%)
   Panamerican Beverages, Inc. ....    BBB-       7.25     07/01/09       5,000,000       4,559,200
   Ralston Purina Co. .............    AAA        8.63     02/15/22       7,500,000       9,154,125
   Supervalu, Inc. ................    BBB        8.88     11/15/22       2,500,000       2,259,750
                                                                                       ------------
                                                                                         15,973,075
                                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 2001

                                                                             Face
                                        Rating*   Rate     Maturity         Amount          Value
                                        -------  ------    --------       ----------     ------------
LONG-TERM DEBT SECURITIES (CONTINUED):
ENERGY (4.5%)
   Enron Corp. (1)** .................      D     0.00%    02/07/21       $10,000,000    $ 1,300,000
   Lyondell Chemical Co. .............     BB    10.25     11/01/10         7,500,000      7,197,825
   Southern Union Co. ................    BBB+    7.60     02/01/24        10,000,000      9,178,200
                                                                                         -----------
                                                                                          17,676,025
                                                                                         -----------
FINANCIAL (13.1%)
   Berkley (W.R.) Corp. ..............    BBB+    8.70     01/01/22         5,000,000      4,719,500
   Chase Manhattan Corp. .............      A+    6.88     12/12/12         5,000,000      4,911,900
   Executive Risk, Inc. ..............     AA+    7.13     12/15/07         5,000,000      5,267,300
   Fairfax Financial Holdings, Ltd. ..     BB+    8.25     10/01/15         2,500,000      1,475,000
   First American Corp. ..............    BBB     7.55     04/01/28         1,500,000      1,203,870
   Fremont General Corp. .............    CCC+    7.70     03/17/04         5,000,000      4,112,500
   Harleysville Group, Inc. ..........    BBB+    6.75     11/15/03         2,500,000      2,574,275
   Lehman Brothers Holdings, Inc. ....      A     0.00     07/28/28        10,000,000      1,194,100
   Morgan (J.P.) & Co., Inc. .........      A+    0.00     04/15/27        32,500,000      5,220,800
   Nationwide Health Properties ......    BBB-    7.90     11/20/06         5,000,000      5,123,250
   Rank Group Financial ..............    BBB-    6.75     11/30/04         5,000,000      4,930,350
   Simon Property Group, Inc. ........    BBB     7.88     03/15/16         5,000,000      5,037,600
   Triad Guaranty ....................      A     7.90     01/15/28         3,250,000      2,862,950
   Vesta Insurance Group, Inc. .......    BBB     8.75     07/15/25         5,000,000      3,342,550
                                                                                         -----------
                                                                                          51,975,945
                                                                                         -----------
HEALTHCARE (1.8%)
   Bausch & Lomb, Inc. ...............    BBB-    6.38     08/01/03         5,250,000      5,245,013
   Bausch & Lomb, Inc. ...............    BBB-    6.75     12/15/04         2,000,000      1,978,440
                                                                                         -----------
                                                                                           7,223,453
                                                                                         -----------
INDUSTRIAL (7.8%)
   Arrow Electronics, Inc. ...........    BBB     8.70     10/01/05         2,500,000      2,602,975
   Browning-Ferris Inds., Inc. .......     BB-    7.88     03/15/05         5,000,000      4,850,000
   Clark Equipment Co. ...............      A-    8.35     05/15/23         5,000,000      5,618,450
   Owens Corning (1)** ...............      D     7.00     03/15/29         2,500,000        900,000
   Thermo Electron Corp. .............    BBB     4.25     01/01/03         7,500,000      7,494,000
   Thermo Electron Corp. .............    BBB     4.00     01/15/05        10,000,000      9,275,000
                                                                                         -----------
                                                                                          30,740,425
                                                                                         -----------
TELECOMMUNICATIONS (2.1%)
   Metronet Communications ...........    BBB     0.00(2)  06/15/08         8,000,000      4,200,000
   Pacific Bell ......................     AA-    6.63     10/15/34         4,255,000      3,985,829
                                                                                         -----------
                                                                                           8,185,829
                                                                                         -----------
UTILITIES (3.2%)
   New Orleans Public Service ........    BBB     8.00     03/01/06         4,000,000      4,012,480
   UtiliCorp United, Inc. ............    BBB     8.00     03/01/23        10,000,000      8,799,400
                                                                                         -----------
                                                                                          12,811,880
                                                                                         -----------

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 2001

TOTAL LONG-TERM DEBT SECURITIES
   (Cost: $415,872,466) .................................  $396,442,248
                                                           ------------

TOTAL INVESTMENTS
   (Cost: $415,872,466) 100.0% ..........................  $396,442,248
                                                           ============
----------
(1)  Issuer has filed for Chapter XI bankruptcy law protection.

(2) Debt obligation initially issued in zero coupon form which converts to a coupon rate in the future.

(3) Issue has not been rated by S&P or Moody's; the rating assigned has been provided by the Adviser based on the guaranty afforded to it by the U.S. Government.

(4) Issue is not rated by either S&P or Moody's; the rating assigned has been provided by the Adviser based on bankruptcy proceedings in progress.

 *   Ratings as per Standard & Poor's Corporation, except where noted.

**   Non-income producing security.

Abbreviations:    FHLB = Federal Home Loan Bank
                  FHLMC = Federal Home Loan Mortgage Corporation

The total value of investments rated below-investment grade as a percentage of the Fund's total investments as of December 31, 2001 is 10.1%.

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 2001

                                                                          Face
                                     Rating*    Rate    Maturity         Amount         Value
                                     -------   -----    --------       ----------    ----------

LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (12.6%)
   U.S. Treasury Note ....            AAA       3.63%    08/31/03      $1,250,000    $1,267,388
   U.S. Treasury Note ....            AAA       2.75     10/31/03         250,000       249,453
   U.S. Treasury Note ....            AAA       3.00     11/30/03         500,000       500,390
                                                                                     ----------
                                                                                      2,017,231
                                                                                     ----------
AGENCIES (68.5%)
   FHLMC .................            AAA       8.00     04/01/02           9,077         9,179
   FHLMC .................            AAA       8.00     05/01/02           8,178         8,278
   FHLMC .................            AAA       8.50     08/01/02          19,384        19,892
   FHLMC .................            AAA       7.75     12/01/02          24,088        24,407
   FHLMC .................            AAA       6.50     09/01/04         187,946       193,725
   FHLMC .................            AAA       8.50     06/01/06         260,524       278,109
   FHLMC .................            AAA       7.50     02/15/07         138,590       144,089
   FHLMC .................            AAA       7.00     03/15/07         156,370       161,549
   FHLMC .................            AAA       7.50     09/01/07         164,948       170,105
   FHLMC .................            AAA       7.25     11/01/27          40,983        41,892
   FHLMC .................            AAA       7.75     05/01/08         236,334       246,681
   FHLMC .................            AAA       6.00     09/15/08          56,341        57,433
   FHLMC .................            AAA       6.00     10/01/08         539,235       548,164
   FHLMC .................            AAA       8.25     10/01/09         140,329       147,587
   FHLMC .................            AAA       6.50     11/01/09         148,881       152,695
   FHLMC .................            AAA       5.50     11/15/09         500,000       510,310
   FHLMC .................            AAA       7.50     07/01/10         181,792       188,947
   FHLMC .................            AAA       7.00     02/01/14         430,044       444,421
   FHLMC .................            AAA       8.00     05/01/14         109,671       114,301
   FHLMC .................            AAA       6.75     11/15/16         103,322       104,451
   FHLMC .................            AAA       8.50     09/01/17          53,419        57,230
   FHLMC .................            AAA       8.00     09/01/18         268,716       282,703
   FHLMC .................            AAA       5.00     04/25/19         124,985       125,569
   FHLMC .................            AAA       6.50     02/15/21         200,000       206,750
   FHLMC .................            AAA       7.50     03/15/21         241,035       249,093
   FHLMC .................            AAA       7.50     03/15/21          54,097        54,587
   FHLMC .................            AAA       6.50     05/15/21          50,432        51,236
   FHLMC .................            AAA       6.00     11/15/21         270,974       275,378
   FHLMC .................            AAA       6.00     05/15/22          35,553        35,864
   FHLMC .................            AAA       6.50     09/15/23         240,000       245,400
   FNMA ..................            AAA       7.00     11/25/04         163,468       167,452
   FNMA ..................            AAA       8.25     10/01/05           4,614         4,847
   FNMA ..................            AAA       7.50     07/01/06         155,756       161,849
   FNMA ..................            AAA       7.50     09/01/06         128,096       133,107
   FNMA ..................            AAA       7.50     11/25/06         112,276       113,399
   FNMA ..................            AAA       7.50     02/25/07         110,891       114,218
   FNMA ..................            AAA       7.50     05/01/07         152,763       158,739
   FNMA ..................            AAA       7.75     03/01/08         113,061       118,394
   FNMA ..................            AAA       8.00     04/01/08          85,378        90,533
   FNMA ..................            AAA       6.00     09/01/08         341,416       335,336
   FNMA ..................            AAA       7.50     09/01/08         160,685       169,322
   FNMA ..................            AAA       5.50     11/01/08         242,068       242,671

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 2001

                                                                            Face
                                     Rating*     Rate     Maturity         Amount         Value
                                     -------    ------    --------      -----------    ------------
LONG-TERM DEBT SECURITIES:
AGENCIES (Continued)
   FNMA ..........................    AAA        5.50%    12/01/08      $ 49,246       $    49,368
   FNMA ..........................    AAA        7.50     01/01/09        83,602            86,872
   FNMA ..........................    AAA        5.50     02/01/09       142,552           142,907
   FNMA ..........................    AAA        8.50     12/01/09       128,804           137,216
   FNMA ..........................    AAA        8.25     01/01/10       207,726           219,266
   FNMA ..........................    AAA        6.00     01/01/11       182,751           186,063
   FNMA ..........................    AAA        8.00     06/01/17        66,979            70,335
   FNMA ..........................    AAA        6.30     09/25/18        98,231            99,059
   FNMA ..........................    AAA        6.50     04/25/19        62,874            63,110
   FNMA ..........................    AAA        6.00     09/25/19        84,036            84,219
   FNMA ..........................    AAA        6.25     01/25/21       187,066           189,111
   FNMA ..........................    AAA        7.50     02/25/21        39,740            40,175
   FNMA ..........................    AAA        6.10     08/25/21        18,496            18,496
   FNMA ..........................    AAA        6.00     11/18/21       400,000           410,124
   FNMA ..........................    AAA        6.25     01/25/22       415,000           426,670
   FNMA ..........................    AAA        6.00     09/25/22       260,000           264,306
   FNMA ..........................    AAA        6.50     01/25/23       380,000           391,875
   FNMA ..........................    AAA        7.50     10/25/23       116,559           117,396
   GNMA ..........................    AAA        9.50     12/20/03        12,023            12,805
   GNMA ..........................    AAA        7.50     07/15/07       234,679           245,945
   GNMA ..........................    AAA        7.00     08/15/07       178,468           185,430
   GNMA ..........................    AAA        7.50     05/20/08       137,325           143,679
   GNMA ..........................    AAA        6.00     11/15/08       172,600           174,844
   GNMA ..........................    AAA        6.00     06/15/09       135,708           137,472
   GNMA ..........................    AAA        9.00     03/15/10        70,146            75,304
   GNMA ..........................    AAA        7.25     08/16/19        73,123            73,808
                                                                                       -----------
                                                                                        11,005,747
                                                                                       -----------
CONSUMER, CYCLICAL (1.6%)
   Hasbro, Inc. ..................     BB        7.95     03/15/03          250,000        255,000
                                                                                       -----------
ENERGY (2.5%)
   Columbia Energy Group .........    BBB        6.61     11/28/02          400,000        412,080
                                                                                       -----------

FINANCIAL (8.5%)
   Chemical Mtg. Sec., Inc. ......    AAA        6.50     02/25/24          503,559        512,684
   Chase Mortgage Finance Corp. ..    AAA        7.40     01/25/08          126,037        132,497
   Prudential Home Mtge. Secs. Co.    AAA        6.00     01/25/09          250,000        253,280
   Prudential Home Mtge. Secs. Co.    AAA        6.75     09/25/08          235,208        241,749
   Residential Fdg. Mtg. Secs ....    AAA        6.25     03/25/14          225,381        229,535
                                                                                       -----------
                                                                                         1,369,745
                                                                                       -----------
INDUSTRIAL (3.2%)
   Edperbrascan Corp. ............      A-       7.38     10/01/02          500,000        512,295
                                                                                       -----------
TOTAL LONG-TERM DEBT SECURITIES
   (Cost: $15,327,112 ) 96.9% .....................................................     15,572,098
                                                                                       -----------

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 2001

                                                           Face
                                     Rate    Maturity     Amount        Value
                                    -------  ---------   --------    -----------
SHORT-TERM DEBT SECURITIES:
AGENCY (3.1%)
   Federal Home Loan Bank .........  1.43%   01/02/02    $500,000    $   499,980
                                                                     -----------
TOTAL SHORT-TERM DEBT SECURITIES
    (Cost: $499,980) 3.1% .......................................        499,980
                                                                     -----------
TOTAL INVESTMENTS
   (Cost: $15,827,092) 100.0% ...................................    $16,072,078
                                                                     -----------

----------
Abbreviations:    FHLMC = Federal Home Loan Mortgage Corporation
                  FNMA = Federal National Mortgage Association
                  GNMA = Government National Mortgage Association

* Ratings as per Standard & Poor's Corporation.

The total value of investments rated below-investment grade as a percentage of the Fund's total investments as of December 31, 2001 is 1.7%.

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 2001

                                                                         Face
                                        Rating*    Rate   Maturity      Amount        Value
                                        -------   ------  --------    ----------   -----------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (55.9%)
   U.S. Treasury Note ............        AAA      5.88%  02/15/04    $5,250,000   $ 5,540,378
   U.S. Treasury Note ............        AAA      6.50   05/15/05     5,000,000     5,395,300
   U.S. Treasury Note ............        AAA      5.75   11/15/05     6,000,000     6,336,540
   U.S. Treasury Note ............        AAA      4.75   11/15/08     7,000,000     6,969,340
                                                                                   -----------
                                                                                    24,241,558
                                                                                   -----------
AGENCIES (14.4%)
   FHLB ..........................        AAA      5.13   03/06/06     5,000,000     5,089,850
   FHLMC .........................        AAA      8.00   07/15/06        93,564        97,306
   FHLMC .........................        AAA      7.00   02/01/14       430,044       444,421
   FNMA ..........................        AAA      6.50   11/25/05       234,133       240,059
   FNMA ..........................        AAA      7.00   04/25/07       358,978       371,542
                                                                                   -----------
                                                                                     6,243,178
                                                                                   -----------
BASIC MATERIALS (2.0%)
   Cytec Industries, Inc. ........        BBB      6.85   05/11/05       500,000       499,740
   Millennium America, Inc. ......        BBB-     7.00   11/15/26       250,000       238,195
   Solutia, Inc. .................        BBB      6.72   10/15/37       150,000       146,217
                                                                                   -----------
                                                                                       884,152
                                                                                   -----------
CONSUMER, CYCLICAL (3.5%)
   Foot Locker, Inc. .............         BB      7.00   10/15/02       500,000       503,750
   Hasbro, Inc. ..................         BB      8.50   03/15/06       500,000       510,000
   Tommy Hilfiger USA, Inc. ......        BBB-     6.50   06/01/03       500,000       495,000
                                                                                   -----------
                                                                                     1,508,750
                                                                                   -----------
ENERGY (1.2%)
   Williams Cos., Inc. ...........        BBB      6.50   11/15/02       500,000       510,225
                                                                                   -----------
FINANCIAL (16.2%)
   Bear Stearns Cos., Inc. .......          A      6.63   10/01/04       500,000       523,815
   Ford Motor Credit Co. .........        BBB+     6.88   02/01/06       500,000       499,825
   Fremont General Corp. .........        CCC+     7.70   03/17/04       250,000       205,625
   General Motors Acceptance Corp.        BBB+     6.75   01/15/06       500,000       506,415
   Harleysville Group, Inc. ......        BBB+     6.75   11/15/03       250,000       257,428
   Heller Financial, Inc. ........        AAA      6.38   03/15/06       500,000       526,115
   Household Finance Corp. ..........       A      6.50   01/24/06       500,000       514,045
   Nationwide Health Properties ..        BBB-     7.90   11/20/06       250,000       256,162
   Nationwide Health Properties ..        BBB-     7.60   11/20/28       350,000       364,154
   Rank Group Financial ..........        BBB-     6.75   11/30/04       500,000       493,035
   Residential Funding Mtg. Sec ..        AAA      6.25   08/25/08       500,000       506,714
   Salomon Smith Barney Hldgs ....         AA-     6.50   10/15/02       500,000       515,645
   Sprint Capital Corp. ..........        BBB+     7.13   01/30/06       500,000       521,250
   The CIT Group, Inc. ...........          A+     6.50   02/07/06       500,000       518,990
   Trinet Corp. Rlty. Trust, Inc.          BB+     6.75   03/01/03       300,000       299,454
   Union Planters Corp. ..........        BBB-     6.75   11/01/05       500,000       514,940
                                                                                   -----------
                                                                                     7,023,612
                                                                                   -----------

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 2001

                                                                                 Face
                                           Rating*       Rate      Maturity     Amount        Value
                                           -------      ------     --------    ---------    ----------
LONG-TERM DEBT SECURITIES (CONTINUED):
HEALTHCARE (1.1%)
   Bausch & Lomb, Inc. ...............       BBB-         6.38%     08/01/03   $250,000      $   249,763
   Bausch & Lomb, Inc. ...............       BBB-         6.75      12/15/04    250,000          247,305
                                                                                             -----------
                                                                                                 497,068
                                                                                             -----------
INDUSTRIAL (3.6%)
   Airborne Freight Corp. ............       BBB-         8.88      12/15/02    250,000          257,310
   Arrow Electronics, Inc. ...........       BBB          8.70      10/01/05    500,000          520,595
   Crown Cork & Seal, Inc. ...........       CCC          6.75      04/15/03    500,000          285,000
   Thermo Electron Corp. .............       BBB          4.25      01/01/03    500,000          499,600
                                                                                             -----------
                                                                                               1,562,505
                                                                                             -----------
UTILITIES (0.6%)
   Constellation Energy Group ........        AA-         6.13      07/01/03    250,000          257,388
                                                                                             -----------
TELECOMMUNICATIONS (0.3%)
   Metronet Communications ...........       BBB          0.00(1)   06/15/08    225,000          118,125
                                                                                             -----------
TOTAL LONG-TERM DEBT SECURITIES
(Cost: $42,802,012) 98.8% .............................................................      $42,846,561
                                                                                             -----------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.2%)
   Federal Home Loan Bank ..............................  1.43      01/02/02    500,000          499,980
                                                                                             -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $499,980) 1.2% ..............................................................          499,980
                                                                                             -----------
TOTAL INVESTMENTS
   (Cost: $43,301,992) 100.0%..........................................................      $43,346,541
                                                                                             ===========

----------
(1) Debt obligation initially issued in zero coupon form which converts to a coupon rate in the future.

*    Ratings as per Standard & Poor's Corporation.

Abbreviations:  FHLB = Federal Home Loan Bank
                FHLMC = Federal Home Loan Mortgage Corporation
                FNMA = Federal National Mortgage Association

The total value of investments rated below-investment grade as a percentage of the Fund's total investments as of December 31, 2001 is 4.2%.

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2001

                                       Shares          Value
                                     ----------     ------------
COMMON STOCKS:
CONSUMER, CYCLICAL (11.4%)
  AOL Time Warner, Inc.* .........       3,220      $    103,362
  Avon Products, Inc. ............       3,300           153,450
  Circuit City Group, Inc. .......     113,600         2,947,920
  Costco Wholesale Corp.* ........      40,060         1,777,863
  Darden Restaurants, Inc. .......      41,700         1,476,180
  Harley-Davidson, Inc. ..........      58,000         3,149,980
  Home Depot, Inc. ...............      33,170         1,692,002
  Knight-Ridder, Inc. ............      23,100         1,499,883
  Mattel, Inc. ...................     166,300         2,860,360
  NIKE, Inc. Cl B ................      54,500         3,065,080
  New York Times Co. Cl A ........       2,690           116,343
  Penney (J.C.) Co., Inc. ........      80,700         2,170,830
  Staples, Inc.* .................      81,000         1,514,700
  TJX Companies, Inc. ............      43,970         1,752,644
  Wal-Mart Stores, Inc. ..........      59,160         3,404,658
  Wendy's International, Inc. ....     106,310         3,101,063
                                                    ------------
                                                      30,786,318
                                                    ------------
CONSUMER, NON-CYCLICAL (6.4%)
  Coca-Cola Co. ..................       4,490           211,704
  Coca-Cola Enterprises, Inc. ....     139,000         2,632,660
  General Mills, Inc. ............      47,100         2,449,671
  Gillette Co. ...................     125,340         4,186,356
  PepsiCo, Inc. ..................      16,650           810,689
  Proctor & Gamble Co. ...........      86,890         6,875,606
                                                    ------------
                                                      17,166,686
                                                    ------------
ENERGY (2.3%)
  Ashland, Inc. ..................      71,600         3,299,328
  ChevronTexaco Corp. ............       1,000            89,610
  Exxon Mobil Corp. ..............       4,430           174,099
  Nabors Industries, Inc.* .......       2,700            92,691
  Occidental Petroleum Corp. .....      36,200           960,386
  Phillips Petroleum Co. .........       2,800           168,728
  Royal Dutch Petroleum Co. (N.Y.)         890            43,628
  Sunoco, Inc. ...................      40,500         1,512,270
                                                    ------------
                                                       6,340,740
                                                    ------------
FINANCIAL (12.2%)
  AmSouth Bancorporation .........      81,000         1,530,900
  American Int'l. Group, Inc. ....      39,840         3,163,296
  Aon Corp. ......................       4,400           156,288
  Bank of America Corp. ..........      26,190         1,648,661
  Bank One Corp. .................      77,000         3,006,850
  Cincinnati Financial Corp. .....      10,300           392,945
  Citigroup, Inc. ................       1,173            59,213
  Fifth Third Bancorp ............      49,600         3,054,368
  John Hancock Financial Services       73,900         3,052,070
  Marsh & McLennan Cos., Inc. ....      28,000         3,008,600
  Progressive Corp. of Ohio ......      22,600         3,374,180
  Safeco Corp. ...................     170,320         5,305,468
  Union Planters Corp. ...........      66,700         3,010,171
  XL Capital Limited* ............      25,000         2,284,000
                                                    ------------
                                                      33,047,010
                                                    ------------
HEALTHCARE (7.1%)
  Abbott Laboratories ............      55,940         3,118,655
  Amgen, Inc.* ...................      50,000         2,822,000
  Bristol-Myers Squibb Co. .......      12,290           626,790
  Johnson & Johnson ..............      59,360         3,508,176
  King Pharmaceuticals, Inc* .....      76,110         3,206,514
  Lilly (Eli) & Co. ..............      43,960         3,452,618
  Merck & Co., Inc. ..............       2,030           119,364
  Pfizer, Inc. ...................       6,330           252,251
  UnitedHealth Group, Inc. .......      12,710           899,487
  Wellpoint Health Networks, Inc.        9,810         1,146,299
                                                    ------------
                                                      19,152,154
                                                    ------------
INDUSTRIAL (5.2%)
  American Power Conversion* .....     180,000         2,602,800
  Ball Corp. .....................      26,530         1,875,671
  EOG Resources, Inc. ............       3,000           117,330
  FedEx Corp.* ...................      60,000         3,112,800
  General Electric Co. ...........      41,910         1,679,753
  ITT Industries, Inc. ...........      48,700         2,459,350
  Lowe's Companies, Inc. .........       3,740           173,573
  Tyco International, Ltd. .......      33,160         1,953,124
  Waste Management, Inc. .........       4,230           134,979
                                                    ------------
                                                      14,109,380
                                                    ------------
TECHNOLOGY (10.2%)
  Andrew Corp.* ..................      80,000         1,751,200
  Autodesk, Inc. .................     100,820         3,757,561
  Cisco Systems, Inc.* ...........      20,440           370,168
  Compuware Corp.* ...............     122,360         1,442,624
  General Dynamics Corp. .........       2,000           159,280
  Intel Corp. ....................      47,860         1,505,197
  Intl. Business Machines Corp. ..      45,270         5,475,859
  Intuit, Inc.* ..................     104,100         4,451,316
  Lockheed Martin Corp. ..........      53,610         2,501,979
  Microsoft Corp.* ...............      13,000           861,510
  Motorola, Inc. .................      13,600           204,272
  Raytheon .......................     108,510         3,523,320
  Yahoo!, Inc.* ..................      94,300         1,672,882
                                                    ------------
                                                      27,677,168
                                                    ------------
TELECOMMUNICATIONS (1.3%)
  Alltel Corp. ...................      43,090         2,659,943
  SBC Communications, Inc. .......       6,670           261,264
  Verizon Communications .........      11,520           546,739
                                                    ------------
                                                       3,467,946
                                                    ------------
UTILITIES (1.1%)
  FirstEnergy Corp. ..............      65,790         2,301,334
  Southern Co. ...................      21,690           549,842
                                                    ------------
                                                       2,851,176
                                                    ------------

TOTAL COMMON STOCKS
  (Cost: $147,955,410) 57.2% .....                  $154,598,578
                                                    ============

---------------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2001

                                                                                Face
                                        Rating**       Rate     Maturity       Amount         Value
                                        --------      ------    --------    -----------    -----------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.6%)
   U.S. Treasury Bond .............       AAA          6.13%    11/15/27    $ 4,000,000    $ 4,193,120
                                                                                           -----------
AGENCIES/OTHER GOVERNMENTS (7.5%)
   Connecticut Housing Fin. Auth ..       AAA          7.63     05/15/21      1,000,000      1,023,410
   FHLB ...........................       AAA          0.00     07/14/17     25,000,000      7,406,250
   FHLMC ..........................       AAA          7.63     09/09/09      2,500,000      2,560,925
   FHLMC ..........................       AAA          8.00     07/15/06         93,564         97,306
   Indonesia Aid (U.S. Gov't. Gtd.)       AAA(3)       7.80     10/15/22      5,000,000      5,428,800
   Republic of Iceland ............         A+         6.13     02/01/04      2,500,000      2,615,200
   Suffolk County, New York .......       AAA          5.80     11/01/04        250,000        259,035
   Suffolk County, New York .......       AAA          5.88     11/01/05        750,000        770,618
                                                                                           -----------
                                                                                            20,161,544
                                                                                           -----------
BASIC MATERIALS (4.2%)
   Georgia-Pacific (Timber Group) .       BBB-         8.63     04/30/25      2,000,000      1,853,120
   Inco Ltd. ......................       BBB-         9.60     06/15/22      2,500,000      2,613,350
   Millennium America Inc. ........       BBB-         7.63     11/15/26      2,500,000      1,944,375
   PolyOne Corp. ..................       BBB          7.50     12/15/15      1,000,000        975,060
   Praxair, Inc. ..................       BBB+         6.90     11/01/06      2,500,000      2,642,175
   Solutia, Inc. ..................       BBB          6.72     10/15/37      1,500,000      1,462,170
                                                                                           -----------
                                                                                            11,490,250
                                                                                           -----------
CONSUMER, CYCLICAL (8.4%)
   Borg-Warner, Inc. ..............       BBB+         8.00     10/01/19      5,000,000      4,769,800
   Centex Corp. ...................       BBB-         7.38     06/01/05      2,000,000      2,049,900
   Foot Locker, Inc. ..............        BB          7.00     10/15/02      1,000,000      1,007,500
   Fruit of the Loom, Inc. (1) ....         C(4)       7.00     03/15/11      1,000,000        380,000
   Fruit of the Loom, Inc. (1) ....         C(4)       7.38     11/15/23        500,000        300,000
   Hasbro, Inc. ...................        BB          8.50     03/15/06      4,000,000      4,080,000
   Kellwood, Co. ..................       BBB-         7.88     07/15/09      2,500,000      2,214,850
   Neiman-Marcus Group, Inc. ......       BBB          7.13     06/01/28      2,500,000      1,949,200
   Polaroid Corp. (1)* ............         D          7.25     01/15/07      1,000,000         90,000
   Pulte Homes Inc. ...............       BBB-         7.63     10/15/17      2,500,000      2,246,550
   Shopko Stores, Inc. ............         B+         9.00     11/15/04      1,000,000        870,000
   Tommy Hilfiger USA, Inc. .......       BBB-         6.50     06/01/03      2,850,000      2,821,500
                                                                                           -----------
                                                                                            22,779,300
                                                                                           -----------
CONSUMER, NON-CYCLICAL (1.6%)
   Ralston Purina Co. .............       AAA          8.63     02/15/22      2,500,000      3,051,375
   Supervalu, Inc. ................       BBB          8.88     11/15/22      1,500,000      1,355,850
                                                                                           -----------
                                                                                             4,407,225
                                                                                           -----------
ENERGY (6.0%)
   Enron Corp. (1)* ...............         D          0.00     02/07/21      2,500,000        325,000
   Lyondell Chemical Co. ..........        BB         10.25     11/01/10      2,500,000      2,399,275
   Pennzoil-Quaker State Co. ......        BB+         9.40     12/01/02      5,000,000      5,137,550
   Southern Union Co. .............       BBB+         7.60     02/01/24      5,000,000      4,589,100
   Tosco Corp. ....................       BBB+         8.25     05/15/03      2,500,000      2,667,675
   Williams Cos., Inc. ............       BBB          6.50     11/15/02      1,000,000      1,020,450
                                                                                           -----------
                                                                                            16,139,050
                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2001

                                                                                 Face
                                           Rating**      Rate     Maturity       Amount         Value
                                           --------     ------    --------    -----------    ------------
LONG-TERM DEBT SECURITIES (CONTINUED):
FINANCIAL (7.2%)
   Berkley (W.R.) Corp. ...........          BBB+         8.70%    01/01/22    $ 1,500,000   $  1,415,850
   Chase Manhattan Corp. ..........            A+         6.88     12/12/12      2,500,000      2,455,950
   Executive Risk, Inc. ...........           AA+         7.13     12/15/07      1,000,000      1,053,460
   Fairfax Financial Holdings, Ltd.           BB+         8.25     10/01/15        500,000        295,000
   First American Corp. ...........          BBB          7.55     04/01/28      2,250,000      1,805,805
   Fremont General Corp. ..........          CCC+         7.70     03/17/04      1,500,000      1,233,750
   Harleysville Group Inc. ........          BBB+         6.75     11/15/03      1,000,000      1,029,710
   Lehman Brothers Holdings, Inc. .            A          0.00     07/28/28      3,250,000        388,083
   Morgan (J.P.) & Co., Inc. ......            A+         0.00     04/15/27     10,000,000      1,606,400
   Nationwide Health Properties ...          BBB-         7.90     11/20/06      5,000,000      5,123,250
   SunAmerica, Inc. ...............          AAA          9.95     02/01/12      2,000,000      2,463,740
   Vesta Insurance Group, Inc. ....          BBB          8.75     07/15/25      1,000,000        668,510
                                                                                             ------------
                                                                                               19,539,508
                                                                                             ------------
Healthcare (2.2%)
   Aventis S.A ....................            A+         7.75     01/15/02      1,000,000      1,000,000
   Bausch & Lomb, Inc. ............          BBB-         6.38     08/01/03      2,500,000      2,497,625
   Bausch & Lomb, Inc. ............          BBB-         6.75     12/15/04      2,500,000      2,473,050
                                                                                             ------------
                                                                                                5,970,675
                                                                                             ------------
INDUSTRIAL (1.9%)
   Arrow Electronics, Inc. ........          BBB          8.70     10/01/05        500,000        520,595
   Clark Equipment Co. ............            A-         8.35     05/15/23      1,500,000      1,685,535
   Owens Corning (1)* .............            D          7.00     03/15/09      1,500,000        540,000
   Thermo Electron Corp. ..........          BBB          4.25     01/01/03      2,500,000      2,498,000
                                                                                             ------------
                                                                                                5,244,130
                                                                                             ------------
TELECOMMUNICATIONS (0.3%)
   Metronet Communications ........          BBB          0.00(2)  06/1/08       1,500,000        787,500
                                                                                             ------------

UTILITIES (1.4%)
   New Orleans Public Service .....          BBB          8.00     03/01/06      1,000,000      1,003,120
   UtiliCorp United, Inc. .........          BBB          8.00     03/01/23      3,000,000      2,639,820
                                                                                             ------------
                                                                                                3,642,940
                                                                                             ------------
TOTAL LONG-TERM DEBT SECURITIES
   (Cost: $119,765,579) 42.3% ...........................................................    $114,355,242
                                                                                             ------------

----------
(1)  Issuer has filed for Chapter XI bankruptcy law protection.

(2) Debt obligation initially issued in zero coupon form which converts to a coupon rate in the future.

(3) Issue has not been rated by S&P or Moody's; the rating assigned has been provided by the Adviser based on the guaranty afforded to it by the U.S. Government.

(4) Issue is not rated by either S&P or Moody's; the rating assigned has been provided by the Adviser based on bankruptcy proceedings in progress.

 *   Non-income producing security.

**   Ratings as per Standard & Poor's Corporation, except where noted.

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2001

                                                             Face
                                     Rate      Maturity     Amount           Value
                                     -----     --------   -----------    ------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.5%)
   Federal Home Loan Bank ........    1.43%     01/02/02  $ 1,500,000    $  1,499,940
                                                                         ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $1,499,940) 0.5% ........................................         1,499,940
                                                                         ------------
TOTAL INVESTMENTS
   (Cost: $269,220,929) 100.0% ....................................      $270,453,760
                                                                         ============

----------
Abbreviations:  FHLB = Federal Home Loan Bank
                FHLMC = Federal Home Loan Mortgage Corporation

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2001

                                       Shares          Value
                                     ----------     ------------
COMMON STOCKS:
BASIC MATERIALS (4.5%)
  Cabot Corp. ....................      78,680      $  2,808,876
  Meridian Gold, Inc.* ...........      50,000           516,500
  Newmont Mining Corp. ...........     150,000         2,866,500
  Nucor Corp. ....................      31,240         1,654,470
  Olin Corp. .....................     111,740         1,803,484
  OM Group, Inc. .................      30,000         1,985,700
  Spartech Corp. .................      85,000         1,746,750
                                                    ------------
                                                      13,382,280
                                                    ------------
CONSUMER, CYCLICAL (21.3%)
  dELiAs Corporation Cl A* .......     126,800           786,160
  BEBE Stores, Inc.* .............      70,000         1,306,200
  Borg-Warner, Inc. ..............      30,000         1,567,500
  Boyd Gaming Corp.* .............     300,380         1,952,470
  Brunswick Corp. ................      75,000         1,632,000
  CBRL Group, Inc. ...............     125,550         3,696,192
  Chico's FAS, Inc.* .............      60,149         2,387,915
  Consolidated Graphics, Inc.* ...     155,740         2,997,995
  Copart, Inc.* ..................     107,749         3,918,831
  Dal-Tile International, Inc.* ..     159,073         3,698,447
  Dress Barn, Inc.* ..............      75,000         1,875,750
  Furniture Brands Intl., Inc.* ..     110,000         3,522,200
  Guitar Center, Inc.* ...........     168,000         2,291,520
  Lear Corp.* ....................      45,000         1,716,300
  Lee Enterprises ................      60,840         2,212,751
  Michaels Stores, Inc.* .........     145,300         4,787,635
  Mohawk Industries, Inc.* .......      30,050         1,649,144
  Ryder System, Inc. .............      85,000         1,882,750
  Six Flags, Inc.* ...............     152,200         2,340,836
  Sonic Corp.* ...................      68,434         2,463,624
  Steiner Leisure, Ltd.* .........     114,100         2,424,625
  Superior Industries Int'l ......      40,000         1,610,000
  The Finish Line Cl A* ..........     162,300         2,481,567
  Tweeter Home Entmt. Group, Inc.      114,100         3,308,900
  Urban Outfitters, Inc.* ........     102,790         2,479,295
  Valspar Corp. ..................      50,000         1,980,000
                                                    ------------
                                                      62,970,607
                                                    ------------
CONSUMER, NON-CYCLICAL (1.9%)
  Dean Foods Co.* ................      37,095         2,529,879
  Panera Bread Company* ..........      57,238         2,978,666
                                                    ------------
                                                       5,508,545
                                                    ------------
ENERGY (3.4%)
  Arch Coal, Inc. ................      70,000         1,589,000
  CONSOL Energy, Inc. ............      25,000           621,000
  Evergreen Resources, Inc.* .....      55,470         2,141,697
  Massey Energy Co. ..............      75,000         1,554,750
  Murphy Oil Corp. ...............      13,790         1,158,912
  Pioneer Natural Resources Co.* .      39,330           757,496
  Spinnaker Expl. Co.* ...........      55,387         2,279,729
                                                    ------------
                                                      10,102,584
                                                    ------------
FINANCIAL (14.7%)
  Alabama National Bancorp .......      32,000         1,078,720
  Amcore Financial Inc. ..........      45,000         1,005,750
  American Capital Strategies Ltd.      74,000         2,097,900
  Berkley (W.R.) Corp. ...........      27,800         1,492,860
  Centerpoint Properties Trust ...      65,000         3,237,000
  East West Bancorp, Inc. ........      42,000         1,081,500
  Everest RE Group* ..............      22,000         1,555,400
  First Financial Holdings, Inc. .      41,990         1,014,898
  First Midwest Bancorp ..........     208,205         6,077,504
  HCC Insurance Holdings, Inc. ...     100,000         2,755,000
  Hanover Compressor Co.* ........      48,789         1,232,410
  Harleysville Group, Inc. .......      35,000           836,150
  Health Care Ppty. Invs., Inc. ..      80,000         2,896,800
  Health Net, Inc.* ..............     160,000         3,484,800
  Healthcare Realty Trust ........      60,000         1,680,000
  Hilb, Rogal & Hamilton Co. .....      35,658         1,998,631
  Hudson United Bancorp ..........      99,990         2,869,713
  Partner RE, Ltd.* ..............      31,500         1,701,000
  Philadelphia Cons. Hldg. Co.* ..      28,000         1,055,880
  Port Financial Corp. ...........      48,000         1,251,360
  R & G Financial Corp. Cl B .....     110,910         1,900,997
  SEI Investments ................      30,000         1,353,300
                                                    ------------
                                                      43,657,573
                                                    ------------
HEALTHCARE (7.7%)
  Apria Healthcare Group, Inc.* ..     100,000         2,499,000
  Bruker Axs, Inc.* ..............     105,500           689,970
  Bruker Daltonics, Inc.* ........     129,888         2,123,669
  Edwards Lifesciences Corp.* ....      82,644         2,283,454
  Exact Sciences Corp.* ..........     212,493         2,180,178
  Neurocrine Biosciences, Inc.* ..      72,501         3,720,026
  United Surgical Partners, Inc* .     100,000         2,115,000
  Wright Medical Group, Inc.* ....     131,894         2,360,903
  Xoma, Ltd.* ....................     193,517         1,906,142
  Zoll Medical Corp.* ............      76,526         2,979,922
                                                    ------------
                                                      22,858,264
                                                    ------------
INDUSTRIAL (20.6%)
  Alliant TechSystems, Inc.* .....      53,214         4,108,121
  American Axle & Mfg. Holdings* .     100,000         2,138,000
  Carbo Ceramics, Inc. ...........      20,000           783,200
  Covenant Transport, Inc. Cl A* .     166,840         2,662,766
  EDO Corp. ......................      84,344         2,230,899
  EMCOR Group, Inc.* .............      48,780         2,214,612
  Education Management Corp.* ....      70,967         2,572,554
  Engineered Support Systems .....     106,528         3,644,323
  Expeditors Int'l. Wash., Inc. ..      48,360         2,754,102
  Fisher & Paykel Ind.-ADR* ......      60,400         1,700,260
  FLIR Systems, Inc.* ............      49,578         1,879,998
  Florida Rock Industries ........      52,560         1,922,645
  Genesee & Wyoming, Inc. Cl A* ..      64,150         2,094,498
  Genesis Microchip Corp.* .......      35,460         2,344,615
  Insight Communications Co.* ....      78,680         1,900,909
  Jacobs Engineering Group, Inc. .      25,000         1,650,000
  Kemet Corp.* ...................     126,800         2,250,700
  Kirby Corp.* ...................     102,090         2,812,580
  Landstar System, Inc.* .........      51,470         3,732,090
  Manhattan Associates. Inc.* ....      56,840         1,656,886
  Maximus, Inc.* .................      44,400         1,867,463
  Mettler-Toledo International* ..      33,279         1,725,515
  Minas Buenaventura - Spon. ADR*       25,000           518,250
  Mobile Mini, Inc.* .............      48,210         1,885,975
  Navistar International Corp. ...      52,490         2,073,354
  Pactiv Corp.* ..................     100,000         1,775,000
  Teleflex, Inc. .................      35,000         1,655,850
  United Defense Inds. Inc.* .....     122,400         2,576,520
                                                    ------------
                                                      61,131,685
                                                    ------------
TECHNOLOGY (11.5%)
  Autodesk, Inc. .................      62,940         2,345,774
  Business Objects S.A.-Sp. ADR* .      57,100         1,929,980
  Cirrus Logic, Inc.* ............     203,748         2,693,549
  DRS Technologies, Inc.* ........      65,897         2,349,228
  ESCO Technologies, Inc.* .......      73,768         2,544,258
  Herley Industries Inc.* ........     159,758         2,715,886

----------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2001

                                       Shares          Value
                                     ----------     ------------
Common Stocks (CONTINUED):
TECHNOLOGY (CONTINUED)
  JDA Software Group, Inc.* ......      76,560      $  1,711,116
  Lawson Software* ...............      76,320         1,202,040
  Mapinfo Corp.* .................     190,200         2,984,238
  Microsemi Corp.* ...............      67,487         2,004,364
  Millipore Corp. ................      25,000         1,517,500
  Perot Systems Corp. Cl A* ......     129,230         2,638,877
  SeaChange, Intl. Inc.* .........      71,367         2,435,042
  TETRA Techonologies, Inc.* .....     106,847         2,238,445
  Varian, Inc.* ..................      87,440         2,836,554
                                                    ------------
                                                      34,146,851
                                                    ------------
TOTAL COMMON STOCKS
  (Cost: $235,665,266) 85.6% .....                  $253,758,389
                                                    ============
----------
* Non-income producing stock.

                                                           Face
                                     Rate   Maturity      Amount        Value
                                     ----   --------   -----------  ------------
SHORT-TERM DEBT SECURITIES:
AGENCY (12.2%)
   Federal Home Loan Bank .........  1.43%  01/02/02   $36,000,000  $ 35,998,570
                                                                    ------------
COMMERCIAL PAPER (2.2%)
   Morgan Stanley Dean Witter .....  1.90   01/02/02     6,412,000     6,411,661
                                                                    ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $42,410,231) 14.4% ....................................     42,410,231
                                                                    ------------
TOTAL INVESTMENTS
   (Cost: $278,075,497) 100.0% ..................................   $296,168,620
                                                                    ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2001

                                                                                             Mid-Cap
                                          Money Market     All America    Equity Index    Equity Index        Bond
                                              Fund            Fund            Fund            Fund            Fund
                                          ------------     -----------    ------------    ------------    ------------
ASSETS:
Investments at market value
  (Cost:
  Money Market Fund -- $94,374,880
  All America Fund -- $470,030,342
  Equity Index Fund -- $428,774,017
  Mid-Cap Equity Index Fund
   -- $111,545,460
  Bond Fund -- $415,872,466)
  (Notes 1 and 3) ....................    $ 94,374,948    $601,322,111    $463,754,682    $112,249,197    $396,442,248
Cash .................................          94,082       2,814,110         464,041         219,304         337,625
Interest and dividends receivable ....              --         487,380         466,749          67,908       7,517,942
Receivable for securities sold .......              --          95,178          81,056         672,437             242
                                          ------------    ------------    ------------    ------------    ------------
TOTAL ASSETS .........................      94,469,030     604,718,779     464,766,528     113,208,846     404,298,057
                                          ------------    ------------    ------------    ------------    ------------
LIABILITIES:
Payable for securities purchased .....              --       1,068,017         264,353         716,710              --
Payable for daily variation on futures
   contracts .........................              --          99,971          96,324          72,000              --
                                          ------------    ------------    ------------    ------------    ------------
TOTAL LIABILITIES ....................              --       1,167,988         360,677         788,710              --
                                          ------------    ------------    ------------    ------------    ------------
NET ASSETS ...........................    $ 94,469,030    $603,550,791    $464,405,851    $112,420,136    $404,298,057
                                          ============    ============    ============    ============    ============
NUMBER OF SHARES
   OUTSTANDING (NOTE 4) ..............      79,584,531     289,217,339     230,464,769      96,691,971     311,651,155
                                          ============    ============    ============    ============    ============
NET ASSET VALUES, offering and
  redemption price per share .........           $1.19           $2.09           $2.02           $1.16           $1.30
                                                 =====           =====           =====           =====           =====

                                                                                                Aggressive
                                                Short-Term       Mid-Term      Composite          Equity
                                                 Bond Fund       Bond Fund        Fund             Fund
                                               ------------    ------------    -----------     ------------
ASSETS:
Investments at market value
   (Cost:
   Short-Term Bond Fund -- $15,827,092
   Mid-Term Bond Fund -- $43,301,992
   Composite Fund -- $269,220,929
   Aggressive Equity Fund -- $278,075,497)
   (Notes 1 and 3) ..................          $ 16,072,078    $ 43,346,541    $270,453,760    $296,168,620
Cash ................................               229,892         210,476       1,271,858         626,675
Interest and dividends receivable ...               112,312         566,821       2,133,498         101,347
Receivable for securities sold ......                46,774              --              --      23,718,284
                                               ------------    ------------    ------------    ------------
TOTAL ASSETS ........................            16,461,056      44,123,838     273,859,116     320,614,926
                                               ------------    ------------    ------------    ------------
LIABILITIES:
Payable for securities purchased ....                    --              --       1,769,587      25,997,555
                                               ------------    ------------    ------------    ------------
NET ASSETS ..........................          $ 16,461,056    $ 44,123,838    $272,089,529    $294,617,371
                                               ============    ============    ============    ============
NUMBER OF SHARES OUTSTANDING (Note 4)            16,024,410      48,309,172     199,229,268     188,668,643
                                               ============    ============    ============    ============
NET ASSET VALUES, offering and
   redemption price per share .......                 $1.03           $0.91           $1.37           $1.56
                                                      =====           =====           =====           =====

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                             STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 2001

                                                                                                     Mid-Cap
                                              Money Market      All America       Equity Index     Equity Index           Bond
                                                  Fund             Fund               Fund             Fund               Fund
                                             -------------     -------------     -------------     -------------     -------------
INVESTMENT INCOME AND EXPENSES:
Income:
   Dividends ............................    $          --     $   6,799,289     $   5,863,810     $   1,002,934     $          --
   Interest .............................        5,243,066           943,428           344,611           264,284        37,493,399
                                             -------------     -------------     -------------     -------------     -------------
Total income ............................        5,243,066         7,742,717         6,208,421         1,267,218        37,493,399
                                             -------------     -------------     -------------     -------------     -------------
Expenses:
   Investment advisory fees (Note 2) ....          298,426         3,201,792           562,636           125,132         2,423,622
                                             -------------     -------------     -------------     -------------     -------------
NET INVESTMENT INCOME ...................        4,944,640         4,540,925         5,645,785         1,142,086        35,069,777
                                             -------------     -------------     -------------     -------------     -------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
   AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on
   investments and futures contracts:
   Net realized gain (loss) on
     investments ........................            5,320       (16,424,038)        9,723,885           138,930         3,707,966
   Net realized gain (loss) on
     futures contracts ..................               --        (1,317,573)         (870,799)         (515,338)               --
                                             -------------     -------------     -------------     -------------     -------------
                                                     5,320       (17,741,611)        8,853,086          (376,408)        3,707,966
                                             -------------     -------------     -------------     -------------     -------------
Net unrealized appreciation
  (depreciation)
   of investments and futures
   contracts:
   Net unrealized appreciation
     (depreciation) of investments ......               68      (118,486,213)      (73,837,063)       (2,327,917)        3,467,687
   Net unrealized appreciation
     (depreciation) of futures
     contracts ..........................               --           (96,931)          112,556           (53,028)               --
                                             -------------     -------------     -------------     -------------     -------------
                                                        68      (118,583,144)      (73,724,507)       (2,380,945)        3,467,687
                                             -------------     -------------     -------------     -------------     -------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  AND FUTURES CONTRACTS .................            5,388      (136,324,755)      (64,871,421)       (2,757,353)        7,175,653
                                             -------------     -------------     -------------     -------------     -------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS ............................    $   4,950,028     $(131,783,830)    $ (59,225,636)    $  (1,615,267)    $  42,245,430
                                             =============     =============     =============     =============     =============


                                                                                              Aggressive
                                            Short-Term       Mid-Term         Composite         Equity
                                            Bond Fund       Bond Fund           Fund             Fund
                                           -----------     -----------      ------------     ------------
INVESTMENT INCOME AND EXPENSES:
Income:
   Dividends ..........................    $       --      $       --       $  1,984,259     $  1,588,237
   Interest ...........................       929,550       1,585,991         10,474,285        1,256,515
                                           ----------      ----------       ------------     ------------
Total income ..........................       929,550       1,585,991         12,458,544        2,844,752
                                           ----------      ----------       ------------     ------------
Expenses:
   Investment advisory fees (Note 2) ..        73,606         139,869          1,493,339        2,334,673
                                           ----------      ----------       ------------     ------------
NET INVESTMENT INCOME .................       855,944       1,446,122         10,965,205          510,079
                                           ----------      ----------       ------------     ------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS (Note 1):
Net realized gain (loss) on investments         4,804            (846)       (50,258,342)     (20,820,418)
Net unrealized appreciation
   (depreciation) of investments ......       178,168         715,863          2,745,469      (12,494,273)
                                           ----------      ----------       ------------     ------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS ..............       182,972         715,017        (47,512,873)     (33,314,691)
                                           ----------      ----------       ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..........    $1,038,916      $2,161,139       $(36,547,668)    $(32,804,612)
                                           ==========      ==========       ============     ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                      Money Market Fund                All America Fund                   Equity Index Fund
                              ------------------------------    ------------------------------    ------------------------------
                                   2001             2000             2001           2000               2001             2000
                              --------------   -------------    -------------    -------------    ------------     -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income ...   $   4,944,640    $   6,337,915    $   4,540,925    $   5,536,058    $   5,645,785    $   6,005,029
  Net realized gain (loss)
    on investments and
    futures contracts .....           5,320           (4,025)     (17,741,611)     138,524,943        8,853,086       37,825,874
  Unrealized appreciation
    (depreciation) of
    investmen .............              68               --     (118,583,144)    (182,228,645)     (73,724,507)     (93,651,541)
                              -------------    -------------    -------------    -------------    -------------    -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS .........       4,950,028        6,333,890     (131,783,830)     (38,167,644)     (59,225,636)     (49,820,638)
                              -------------    -------------    -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS
  (NOTE 4):
  Net proceeds from sale of
    shares ................     164,229,606      250,400,600      146,135,787      185,152,725      253,978,489      113,099,379
  Dividends reinvested ....       4,919,275        6,309,195        2,469,600      165,352,359       15,368,023       47,533,185
  Cost of shares redeemed .    (215,609,025)    (189,416,525)    (181,467,582)    (261,962,171)    (229,279,235)    (147,615,772)
  Dividend distributions ..      (4,919,275)      (6,309,195)      (2,469,600)    (165,352,359)     (15,368,023)     (47,533,185)
                              -------------    -------------    -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN
  NET ASSETS FROM CAPITAL
  SHARE TRANSACTIONS ......     (51,379,419)      60,984,075      (35,331,795)     (76,809,446)      24,699,254      (34,516,393)
                              -------------    -------------    -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN
  NET ASSETS ..............     (46,429,391)      67,317,965     (167,115,625)    (114,977,090)     (34,526,382)     (84,337,031)
NET ASSETS, BEGINNING
  OF YEAR .................     140,898,421       73,580,456      770,666,416      885,643,506      498,932,233      583,269,264
                              -------------    -------------    -------------    -------------    -------------    -------------
NET ASSETS, END OF YEAR ...   $  94,469,030    $ 140,898,421    $ 603,550,791    $ 770,666,416    $ 464,405,851    $ 498,932,233
                              =============    =============    =============    =============    =============    =============
COMPONENTS OF NET ASSETS:
  Paid-in capital .........   $  94,305,853    $ 140,765,997    $ 494,567,228    $ 527,429,423    $ 442,651,661    $ 402,584,384
  Accumulated undistributed
    net investment
    income (loss) .........         176,424          151,059         (781,420)      (2,852,745)        (280,478)          81,240
  Accumulated undistributed
    net realized gain
    (loss) on investments
    and futures contracts .         (13,315)         (18,635)     (21,546,711)      (3,805,100)     (12,946,247)     (12,438,813)
  Unrealized appreciation
    (depreciation) of
    investments and futures
    contracts .............              68               --      131,311,694      249,894,838       34,980,915      108,705,422
                              -------------    -------------    -------------    -------------    -------------    -------------
NET ASSETS, END OF YEAR ...   $  94,469,030    $ 140,898,421    $ 603,550,791    $ 770,666,416    $ 464,405,851    $ 498,932,233
                              =============    =============    =============    =============    =============    =============

                                          Mid-Cap Equity                                                      Short-Term
                                           Index Fund                        Bond Fund                         Bond Fund
                                 -----------------------------     ------------------------------    ------------------------------
                                     2001             2000             2001             2000             2001              2000
                                 ------------     ------------     -------------    -------------    ------------      ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income ......   $   1,142,086    $    910,162     $  35,069,777    $  37,336,449    $     855,944    $     715,227
  Net realized gain
    (loss) on investments
    and futures contracts ....        (376,408)      5,540,611         3,707,966        1,462,029            4,804              (10)
  Unrealized appreciation
    (depreciation) of
    investments and
    futures contracts ........      (2,380,945)      1,352,563         3,467,687        4,096,082          178,168          172,976
                                 -------------    ------------     -------------    -------------    -------------    -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS ............      (1,615,267)      7,803,336        42,245,430       42,894,560        1,038,916          888,193
                                 -------------    ------------     -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS
  (NOTE 4):
  Net proceeds from sale
    of shares ................     138,108,085      74,233,662        49,270,527       68,706,790        9,881,691        4,723,205
  Dividends reinvested .......       2,599,237       6,061,031        35,837,983       37,475,240          844,118          726,466
  Cost of shares redeemed ....    (118,754,034)    (21,302,780)     (200,242,000)     (64,869,571)      (6,941,623)      (5,469,508)
  Dividend distributions .....      (2,599,237)     (6,061,031)      (35,837,983)     (37,475,240)        (844,118)        (726,466)

NET INCREASE (DECREASE)
  IN NET ASSETS FROM
  CAPITAL SHARE TRANSACTIONS .      19,354,051      52,930,882      (150,971,473)       3,837,219        2,940,068         (746,303)
                                 -------------    ------------     -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN
  NET ASSETS .................      17,738,784      60,734,218      (108,726,043)      46,731,779        3,978,984          141,890
                                 -------------    ------------     -------------    -------------    -------------    -------------
NET ASSETS, BEGINNING
  OF YEAR ....................      94,681,352      33,947,134       513,024,100      466,292,321       12,482,072       12,340,182
                                 -------------    ------------     -------------    -------------    -------------    -------------
NET ASSETS, END OF YEAR ......   $ 112,420,136    $ 94,681,352     $ 404,298,057    $ 513,024,100    $  16,461,056    $  12,482,072
                                 =============    ============     =============    =============    =============    =============
COMPONENTS OF NET ASSETS:
  Paid-in capital ............   $ 112,334,665    $ 90,381,377     $ 425,793,257    $ 540,926,747    $  16,276,900    $  12,492,714
  Accumulated undistributed
    net investment
    income (loss) ............          11,514          10,525          (809,793)        (753,632)          20,852            9,026
  Accumulated undistributed
    net realized gain (loss)
    on investments and futures
    contracts ................        (787,480)      1,047,068        (1,255,189)      (4,251,110)         (81,682)         (86,486)
  Unrealized appreciation
    (depreciation) of
    investments and
    futures contracts ........         861,437       3,242,382       (19,430,218)     (22,897,905)         244,986           66,818
                                 -------------    ------------     -------------    -------------    -------------    -------------
NET ASSETS, END OF YEAR ......   $ 112,420,136    $ 94,681,352     $ 404,298,057    $ 513,024,100    $  16,461,056    $  12,482,072
                                 =============    ============     =============    =============    =============    =============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                 STATEMENTS OF CHANGES IN NET ASSETS (Continued)
                      For the Years Ended December 31, 2001

                                           Mid-Term
                                           Bond Fund                       Composite Fund                Aggressive Equity Fund
                                 -----------------------------     ------------------------------    ------------------------------
                                     2001             2000             2001             2000             2001              2000
                                 ------------     ------------     -------------    -------------    ------------      ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income ....   $   1,446,122    $     830,597    $  10,965,205    $  11,822,078    $     510,079    $   1,906,287
  Net realized gain (loss)
    on investments .........            (846)         (12,070)     (50,258,342)      42,074,462      (20,820,418)      52,465,466
  Unrealized appreciation
    (depreciation) of
    investments ............         715,863         (187,875)       2,745,469      (55,616,939)     (12,494,273)     (60,187,966)
                               -------------    -------------    -------------    -------------    -------------    -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS ..........       2,161,139          630,652      (36,547,668)      (1,720,399)     (32,804,612)      (5,816,213)
                               -------------    -------------    -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS
  (NOTE 4):
  Net proceeds from sale
    of shares ..............      39,211,843        5,155,644        6,729,975       31,538,952      104,114,227      162,396,998
  Dividends reinvested .....       1,432,835          838,802       10,970,845       54,032,821        1,291,539       55,112,517
  Cost of shares redeemed ..     (11,449,046)      (4,769,977)     (39,032,889)     (52,735,710)     (85,842,124)    (125,698,787)
  Dividend distributions ...      (1,432,835)        (838,802)     (10,970,845)     (54,032,821)      (1,291,539)     (55,112,517)
                               -------------    -------------    -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN
  NET ASSETS FROM CAPITAL
  SHARE TRANSACTIONS .......      27,762,797          385,667      (32,302,914)     (21,196,758)      18,272,103       36,698,211
                               -------------    -------------    -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN
  NET ASSETS ...............      29,923,936        1,016,319      (68,850,582)     (22,917,157)     (14,532,509)      30,881,998
NET ASSETS, BEGINNING OF
  YEAR .....................      14,199,902       13,183,583      340,940,111      363,857,268      309,149,880      278,267,882
                               -------------    -------------    -------------    -------------    -------------    -------------
NET ASSETS, END OF YEAR ....   $  44,123,838    $  14,199,902    $ 272,089,529    $ 340,940,111    $ 294,617,371    $ 309,149,880
                               =============    =============    =============    =============    =============    =============
COMPONENTS OF NET ASSETS:
  Paid-in capital ..........   $  45,335,101    $  16,139,469    $ 322,943,812    $ 344,275,881    $ 301,237,682    $ 281,674,040
  Accumulated undistributed
    net investment
    income (loss) ..........         (59,024)         (72,311)       5,081,501          725,146         (283,842)          16,619
  Accumulated undistributed
    net realized gain (loss)
    on investments .........      (1,196,788)      (1,195,942)     (57,168,615)      (2,548,278)     (24,429,592)      (3,128,175)
  Unrealized appreciation
    (depreciation) of
    investments ............          44,549         (671,314)       1,232,831       (1,512,638)      18,093,123       30,587,396
                               -------------    -------------    -------------    -------------    -------------    -------------
NET ASSETS, END OF YEAR ....   $  44,123,838    $  14,199,902    $ 272,089,529    $ 340,940,111    $ 294,617,371    $ 309,149,880
                               =============    =============    =============    =============    =============    =============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                              FINANCIAL HIGHLIGHTS

     Income from investment operations and distributions per share for a Fund share outstanding throughout each of the five years ended December 31, 2001, (or since the Fund's inception date if in existence less than five years) and other supplementary data with respect to the Funds are presented below, and on the pages which follow:

                                               Money Market Fund
                                   --------------------------------------------
                                             Years Ended December 31,
                                   --------------------------------------------
                                    2001     2000      1999      1998     1997
                                   ------   ------    ------    ------   ------
Net Asset Value, Beginning
  of Year ........................ $ 1.20   $ 1.19    $ 1.18   $  1.18   $ 1.19
                                   ------   ------    ------   -------   ------
Income From Investment Operations:
  Net Investment Income ..........   0.07     0.07      0.06      0.06     0.07

  Net Gains or (Losses) on
    Securities realized
    and unrealized ...............  (0.01)      --        --        --       --
                                   ------   ------    ------   -------   ------
Total From Investment
  Operations .....................   0.06     0.07      0.06      0.06     0.07
                                   ------   ------    ------   -------   ------
Less: Dividend Distributions:
  From Net Investment Income .....  (0.07)   (0.06)    (0.05)    (0.06)   (0.08)
                                   ------   ------    ------   -------   ------
Total Distributions ..............  (0.07)   (0.06)    (0.05)    (0.06)   (0.08)
                                   ------   ------    ------   -------   ------
Net Asset Value, End of Year ..... $ 1.19   $ 1.20    $ 1.19   $  1.18   $ 1.18
                                   ======   ======    ======   =======   ======
Total Return (%) .................    3.9      6.2       5.1       5.4      5.5

Net Assets, End of Year
  ($ millions) ...................     94      141        74        81       68

Ratio of Expenses to Average
  Net Assets (%) .................   0.25     0.25      0.25      0.25     0.25

Ratio of Net Investment Income to
  Average Net Assets (%) .........   4.12     6.17      4.93      5.26     5.32

Portfolio Turnover Rate(a) .......   N/A      N/A       N/A       N/A      N/A


----------
(a)  Portfolio turnover rate excludes all short-term securities.
N/A=Not Applicable.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                               All America Fund
                                 ----------------------------------------------
                                           Years Ended December 31,
                                 ----------------------------------------------
                                  2001      2000      1999      1998      1997
                                 ------    ------    ------    ------    ------
Net Asset Value, Beginning
  of Year ....................   $ 2.54    $ 3.37    $ 2.90    $ 2.71    $ 2.44
                                 ------    ------    ------    ------    ------
Income From Investment
  Operations:
  Net Investment Income ......     0.02      0.03      0.02      0.03      0.03

  Net Gains or (Losses) on
    Securities realized
    and unrealized ...........    (0.46)    (0.19)     0.72      0.54      0.62
                                 ------    ------    ------    ------    ------
Total From Investment
  Operations .................    (0.44)    (0.16)     0.74      0.57      0.65
                                 ------    ------    ------    ------    ------
Less Dividend
  Distributions:
  From Net Investment
    Income ...................    (0.01)    (0.02)    (0.03)    (0.03)    (0.03)

  From Capital Gains .........       --     (0.65)    (0.24)    (0.35)    (0.35)
                                 ------    ------    ------    ------    ------
Total Distributions ..........    (0.01)    (0.67)    (0.27)    (0.38)    (0.38)
                                 ------    ------    ------    ------    ------
Net Asset Value, End
  of Year ....................   $ 2.09    $ 2.54    $ 3.37    $ 2.90    $ 2.71
                                 ======    ======    ======    ======    ======

Total Return (%) .............    -17.4      -5.0      25.8      21.3      26.8

Net Assets, End of Year
  ($ millions) ...............      604       771       886       732       700

Ratio of Expenses to
  Average Net Assets (%) .....     0.50      0.50      0.50      0.50      0.50

Ratio of Net Investment
  Income to Average
  Net Assets (%) .............     0.70      0.64      0.73      0.84      0.98

Portfolio Turnover
  Rate (%)(a) ................    75.93     90.00     30.03     40.47     28.64


----------
(a)  Portfolio turnover rate excludes all short-term securities.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                      Equity Index Fund                   Mid-Cap Equity Index Fund
                                         ---------------------------------------------    --------------------------
                                                   Years Ended December 31,                     December 31,
                                         ---------------------------------------------    --------------------------
                                          2001     2000      1999      1998      1997      2001      2000    1999(b)
                                         ------   ------    ------    ------    ------    ------    ------   -------
Net Asset Value, Beginning
  of Period/Year ....................   $ 2.37    $ 2.88    $ 2.45    $ 2.08    $ 1.59    $ 1.21    $ 1.11   $ 1.00
                                        ------    ------    ------    ------    ------    ------    ------   ------
Income From Investment Operations:
  Net Investment Income .............     0.03      0.06      0.03      0.03      0.03      0.01      0.02     0.01
                                        ------    ------    ------    ------    ------    ------    ------   ------
  Net Gains or (Losses) on Securities
    realized and unrealized .........    (0.31)    (0.32)     0.48      0.54      0.50     (0.03)     0.17     0.11
                                        ------    ------    ------    ------    ------    ------    ------   ------
Total From Investment Operations ....    (0.28)    (0.26)     0.51      0.57      0.53     (0.02)     0.19     0.12
                                        ------    ------    ------    ------    ------    ------    ------   ------
Less Dividend Distributions:
  From Net Investment Income ........    (0.03)    (0.03)    (0.03)    (0.03)    (0.03)    (0.01)    (0.01)   (0.01)

  From Capital Gains ................    (0.04)    (0.22)    (0.05)    (0.17)    (0.01)    (0.02)    (0.08)      --
                                        ------    ------    ------    ------    ------    ------    ------   ------
Total Distributions .................    (0.07)    (0.25)    (0.08)    (0.20)    (0.04)    (0.03)    (0.09)   (0.01)
                                        ======    ======    ======    ======    ======    ======    ======   ======
Net Asset Value, End of
  Period/Year .......................   $ 2.02    $ 2.37    $ 2.88    $ 2.45    $ 2.08    $ 1.16    $ 1.21   $ 1.11
                                        ======    ======    ======    ======    ======    ======    ======   ======
Total Return (%) ....................    -12.2      -9.0      20.6      28.6      33.1      -1.1      16.7     11.8

Net Assets, End of Period/Year
  ($ millions) ......................      464       499       583       411       237       112        95       34

Ratio of Expenses to Average
  Net Assets (%) ....................     0.13      0.13      0.13      0.13      0.13      0.13      0.13     0.13(a)

Ratio of Net Investment Income to
  Average Net Assets (%) ............     1.24      1.09      1.34      1.57      1.86      1.13      1.65     1.70(a)

Portfolio Turnover Rate (%)(c) ......    10.06     10.78      6.89     11.68     14.17     34.78     50.10    31.67

----------
(a)  Annualized.

(b)  Commenced operations May 3, 1999.

(c)  Portfolio turnover rate excludes all short-term securities.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                         Bond Fund
                                        ----------------------------------------------
                                                   Years Ended December 31,
                                        ----------------------------------------------
                                         2001      2000      1999      1998      1997
                                        ------    ------    ------    ------    ------
Net Asset Value, Beginning of Year ..   $ 1.31    $ 1.30    $ 1.42    $ 1.43    $ 1.38
                                        ------    ------    ------    ------    ------
Income From Investment Operations:
  Net Investment Income .............     0.13      0.15      0.10      0.10      0.09

  Net Gains or (Losses) on Securities
    realized and unrealized .........    (0.01)    (0.04)    (0.12)       --      0.06
                                        ------    ------    ------    ------    ------
Total From Investment Operations ....     0.12      0.11     (0.02)     0.10      0.15
                                        ------    ------    ------    ------    ------
Less Dividend Distributions:
  From Net Investment Income ........    (0.13)    (0.10)    (0.10)    (0.10)    (0.09)

  From Capital Gains ................       --        --        --     (0.01)    (0.01)
                                        ------    ------    ------    ------    ------
Total Distributions .................    (0.13)    (0.10)    (0.10)    (0.11)    (0.10)
                                        ------    ------    ------    ------    ------
Net Asset Value, End of Year ........   $ 1.30    $ 1.31    $ 1.30    $ 1.42    $ 1.43
                                        ======    ======    ======    ======    ======
Total Return (%) ....................      8.7       8.9      -1.9       7.2      10.4

Net Assets, End of Year ($ millions)       404       513       466       465       414

Ratio of Expenses to Average
  Net Assets (%) ....................     0.50      0.50      0.50      0.50      0.50

Ratio of Net Investment Income
  to Average Net Assets (%) .........     7.19      7.40      7.11      6.73      6.69

Portfolio Turnover Rate (%)(a) ......     9.25     18.42     29.32     21.60     57.71

----------
(a)  Portfolio turnover rate excludes all short-term securities.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                  Short-Term Bond Fund
                                                Years Ended December 31,
                                     ----------------------------------------------
                                      2001      2000      1999      1998      1997
                                     ------    ------    ------    ------    ------
Net Asset Value, Beginning of Year   $ 1.01    $ 0.99    $ 1.03    $ 1.02    $ 1.03
                                     ------    ------    ------    ------    ------
Income From Investment Operations:
  Net Investment Income ..........     0.06      0.09      0.09      0.05      0.07

  Net Gains or (Losses) on
    Securities realized
    and unrealized ...............     0.02     (0.01)    (0.04)     0.01     (0.01)
                                     ------    ------    ------    ------    ------
Total From Investment Operations .     0.08      0.08      0.05      0.06      0.06
                                     ------    ------    ------    ------    ------
Less Dividend Distributions:
  From Net Investment Income .....    (0.06)    (0.06)    (0.09)    (0.05)    (0.07)

  From Capital Gains .............       --        --        --        --        --
                                     ------    ------    ------    ------    ------
Total Distributions ..............    (0.06)    (0.06)    (0.09)    (0.05)    (0.07)
                                     ------    ------    ------    ------    ------
Net Asset Value, End of Year .....   $ 1.03    $ 1.01    $ 0.99    $ 1.03    $ 1.02
                                     ======    ======    ======    ======    ======
Total Return (%) .................      7.4       7.8       4.2       5.7         6

Net Assets, End of Year
  ($ millions) ...................       16        12        12        22        15

Ratio of Expenses to Average
  Net Assets (%) .................     0.50      0.50      0.50      0.50      0.50

Ratio of Net Investment Income
  to Average Net Assets (%) ......     5.79      6.10      5.48      5.46      5.81

Portfolio Turnover Rate (%)(a) ...    60.13     45.01     44.68     91.35     74.95

----------
(a)  Portfolio turnover rate excludes all short-term securities.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                    Mid-Term Bond Fund
                                     ----------------------------------------------
                                                 Years Ended December 31,
                                     ----------------------------------------------
                                      2001      2000      1999      1998      1997
                                     ------    ------    ------    ------    ------
Net Asset Value, Beginning of Year   $ 0.85    $ 0.87    $ 0.91    $ 0.90    $ 0.90
                                     ------    ------    ------    ------    ------
Income From Investment Operations:
Net Investment Income ............     0.03      0.08      0.05      0.05      0.05

  Net Gains or (Losses) on
    Securities realized
    and unrealized ...............     0.06     (0.05)    (0.04)     0.01      0.01
                                     ------    ------    ------    ------    ------
Total From Investment Operations .     0.09      0.03      0.01      0.06      0.06
                                     ------    ------    ------    ------    ------
Less Dividend Distributions:
  From Net Investment Income .....    (0.03)    (0.05)    (0.05)    (0.05)    (0.06)

  From Capital Gains .............       --        --        --        --        --
                                     ------    ------    ------    ------    ------
Total Distributions ..............    (0.03)    (0.05)    (0.05)    (0.05)    (0.06)
                                     ------    ------    ------    ------    ------
Net Asset Value, End of Year .....   $ 0.91    $ 0.85    $ 0.87    $ 0.91    $ 0.90
                                     ======    ======    ======    ======    ======
Total Return (%) .................     10.4       4.8       1.4       6.4       7.3

Net Assets, End of Year
  ($ millions) ...................       44        14        13        15        15

Ratio of Expenses to
  Average Net Assets (%) .........     0.50      0.50      0.50      0.50      0.50

Ratio of Net Investment Income to
  Average Net Assets (%) .........     5.16      6.26      5.75      5.76      5.87

Portfolio Turnover Rate (%)(a) ...     6.38     10.57     10.28     23.09     12.89


----------
(a)  Portfolio turnover rate excludes all short-term securities.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                        Composite Fund
                                     ---------------------------------------------------
                                                  Years Ended December 31,
                                     ---------------------------------------------------
                                      2001       2000       1999       1998        1997
                                     -------    -------    -------    -------    -------
Net Asset Value, Beginning of Year   $  1.60    $  1.91    $  1.78    $  1.62    $  1.77
                                     -------    -------    -------    -------    -------
Income From Investment Operations:
  Net Investment Income ..........      0.06       0.10       0.06       0.07       0.07

  Net Gains or (Losses) on
    Securities realized
    and unrealized ...............     (0.23)     (0.11)      0.21       0.17       0.24
                                     -------    -------    -------    -------    -------
Total From Investment Operations .     (0.17)     (0.01)      0.27       0.24       0.31
                                     -------    -------    -------    -------    -------
Less Dividend Distributions:
  From Net Investment Income .....     (0.04)     (0.07)     (0.06)     (0.07)     (0.07)

  From Capital Gains .............     (0.02)     (0.23)     (0.08)     (0.01)     (0.39)
                                     -------    -------    -------    -------    -------
Total Distributions ..............     (0.06)     (0.30)     (0.14)     (0.08)     (0.46)
                                     -------    -------    -------    -------    -------
Net Asset Value, End of Year .....   $  1.37    $  1.60    $  1.91    $  1.78    $  1.62
                                     =======    =======    =======    =======    =======
Total Return (%) .................     -11.0       -0.5       15.2       14.5       17.7

Net Assets, End of Year
  ($ millions) ...................       272        341        364        336        305

Ratio of Expenses to Average
  Net Assets (%) .................      0.50       0.50       0.50       0.50       0.50

Ratio of Net Investment Income
  to Average Net Assets (%) ......      3.64       3.36       3.23       3.68       3.57

Portfolio Turnover Rate (%)(a) ...    248.42     161.01      99.41      73.85     104.04

----------
(a)  Portfolio turnover rate excludes all short-term securities.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                      Aggressive Equity Fund
                                         --------------------------------------------------
                                                     Years Ended December 31,
                                         --------------------------------------------------
                                           2001       2000       1999      1998       1997
                                         -------    -------    -------   -------    -------
Net Asset Value, Beginning of Year ...   $  1.76    $  2.16    $  1.51   $  1.61    $  1.47
                                         -------    -------    -------   -------    -------
Income From Investment Operations:
  Net Investment Income ..............        --       0.01         --        --       0.01

  Net Gains or (Losses) on
    Securities realized and unrealized     (0.19)     (0.04)      0.65     (0.09)      0.31
                                         -------    -------    -------   -------    -------
Total From Investment Operations .....     (0.19)     (0.03)      0.65     (0.09)      0.32
                                         -------    -------    -------   -------    -------
Less Dividend Distributions:
  From Net Investment Income .........     (0.01)     (0.01)        --        --      (0.01)

  From Capital Gains .................        --      (0.36)        --     (0.01)     (0.17)
                                         -------    -------    -------   -------    -------
Total Distributions ..................     (0.01)     (0.37)        --     (0.01)     (0.18)
                                         -------    -------    -------   -------    -------
Net Asset Value, End of Year .........   $  1.56    $  1.76    $  2.16   $  1.51    $  1.61
                                         =======    =======    =======   =======    =======
Total Return (%) .....................     -10.6       -1.2       43.3      -5.1       21.2

Net Assets, End of Year
  ($ millions) .......................       295        309        278       205        287

Ratio of Expenses to Average
  Net Assets (%) .....................      0.85       0.85       0.85      0.85       0.85

Ratio of Net Investment Income
  to Average Net Assets (%) ..........      0.18       0.61       0.01      0.18       0.33

Portfolio Turnover Rate (%)(a) .......    221.49     162.44     134.62    144.05      80.94

----------
(a)  Portfolio turnover rate excludes all short-term securities.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Mutual of America Investment Corporation (the "Investment Company") is a diversified, open-end management investment company -- a type of company commonly known as a "mutual fund". It is registered as such under the Investment Company Act of 1940 (the "Investment Company Act"). The Investment Company was formed on February 21, 1986 as a Maryland corporation and offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life"). As a "series" type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. There are currently nine Funds: a Money Market Fund, All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, and Aggressive Equity Fund.

      Investment Company shares are issued only to Mutual of America Life, and, on a limited basis, to The American Life Insurance Company of New York, for allocation to their Separate Accounts as a funding medium for variable accumulation annuity contracts and variable life insurance policies.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by the Investment Company, which is in conformity with accounting principles generally accepted in the United States:

      Security Valuation -- Investment securities are valued as follows:

            Equity securities are valued at the last sales price on the principal exchange on which the security is traded. If their is no trading volume for a particular valuation day, the last bid price is used. For any equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

            Debt securities are valued on the basis of prices obtained from an independent pricing service which are believed to be reflective of fair market value. In the rare instance when such a price is not available from an independent pricing service, a fair value is used, as determined in good faith by the Adviser, in accordance with procedures adopted by the Board of Directors of the Investment Company.

            Short-term debt investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities, which mature in more than 60 days, are stated at market value.

      Investment Transactions -- Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of stock is based on the identified cost basis of the security, determined on the first-in, first-out ("FIFO") basis.

      Equity-type funds with an indexed portfolio component may, in order to remain more fully invested in the equity markets while minimizing transaction costs, purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period the contract was outstanding. The "Underlying Face Amount at Value" (appearing in the "Portfolio of Investments in Securities") representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities.

      Investment   Income  --  Interest   income,   accretion  of  discount  and
amortization of premium are recorded on an accrual basis daily. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                    NOTES TO FINANCIAL STATEMENTS (Continued)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

      Distributions to Shareholders ("Dividends") -- Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make distributions of its net investment income semi-annually and, on an annual basis, to distribute net realized gains, in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Federal Income Taxes -- The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

      Reclassification -- Certain year 2000 amounts included in the accompanying
financial   statements   have  been   reclassified  to  conform  with  the  2001
presentation. The reclassifications had no effect on net assets.

2. EXPENSES

      The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management Corporation ("the Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge, at the annual rate of .25% of the value of the net assets of the Money Market Fund, .50% of the value of the net assets of the All America Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund and Composite Fund, .125% of the value of the net assets of the Equity Index Fund and the Mid-Cap Equity Index Fund, and .85% of the value of the net assets of the Aggressive Equity Fund.

      Under Sub-Advisory Agreements, the Adviser has delegated a portion of its investment advisory responsibilities for the All America Fund to subadvisers and pays the subadvisers directly for their investment advisory services. The Adviser (not the Fund) is responsible for compensation payable under such Sub-Advisory Agreements. Effective October 1, 2001 the number of subadvisers was reduced from two to one.

      The Adviser voluntarily limits the expenses of each Fund, other than for brokers' commissions and other fees relating to portfolio transactions, to the amount of the advisory fee paid by the Funds of the Investment Company to the Adviser. The Adviser may discontinue this practice at any time.

      A Subadviser placed a portion of its portfolio transactions with its affiliated broker-dealer. Such commissions amounted to $113,631 or 2.8% of the Investment Company's total commissions.

3. PURCHASES AND SALES

      The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the year ended December 31, 2001 was as follows:

                                                                     Mid-Cap
                                      All America   Equity Index   Equity Index       Bond
                                          Fund          Fund           Fund           Fund
                                     ------------   ------------   ------------   ------------
Cost of investment purchases .....   $472,876,850   $ 69,981,568   $ 52,808,314   $ 43,163,860
                                     ============   ============   ============   ============
Proceeds from sales of investments   $510,215,316   $ 44,693,827   $ 32,789,941   $161,266,451
                                     ============   ============   ============   ============

                                       Short-Term     Mid-Term       Composite     Aggressive
                                        Bond Fund     Bond Fund         Fund       Equity Fund
                                     ------------   ------------   ------------   ------------
Cost of investment purchases .....   $ 11,628,288   $ 31,670,673   $702,973,410   $585,449,000
                                     ------------   ------------   ------------   ------------
Proceeds from sales of investments   $  8,225,532   $  1,559,839   $702,137,468   $549,637,580
                                     ============   ============   ============   ============

      The cost of short-term security purchases for the Money Market Fund for the period was $1,104,521,342; net proceeds from sales and redemptions for the period was $1,156,290,857.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                    NOTES TO FINANCIAL STATEMENTS (Continued)

      At December 31, 2001 the net unrealized appreciation (depreciation) of investments (including futures contracts) based on cost, which was substantially the same for Federal income tax purposes, was as follows:

                                                                                                 Mid-Cap
                                                 Money        All America     Equity Index     Equity Index         Bond
                                              Market Fund         Fund            Fund             Fund             Fund
                                             -------------   -------------    -------------    -------------    -------------
Aggregate gross unrealized appreciation ..   $          68   $ 186,190,888    $  93,180,824    $  12,713,441    $   9,671,349
Aggregate gross unrealized depreciation ..              --     (54,879,194)     (58,199,909)     (11,852,004)     (29,101,567)
                                             -------------   -------------    -------------    -------------    -------------
Net unrealized appreciation (depreciation)   $          68   $ 131,311,694    $  34,980,915    $     861,437    $ (19,430,218)
                                             =============   =============    =============    =============    =============

                                              Short-Term       Mid-Term       Composite       Aggressive
                                              Bond Fund       Bond Fund          Fund         Equity Fund
                                             ------------    ------------    ------------    ------------
Aggregate gross unrealized appreciation ..   $    263,429    $    636,269    $ 11,212,840    $ 23,943,995
Aggregate gross unrealized depreciation ..        (18,443)       (591,720)     (9,980,009)     (5,850,872)
                                             ------------    ------------    ------------    ------------
Net unrealized appreciation (depreciation)   $    244,986    $     44,549    $  1,232,831    $ 18,093,123
                                             ============    ============    ============    ============

4. CAPITAL SHARE ACTIVITY

      The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. Shares are currently allocated into the nine series of Funds as follows:

                                                                    Authorized
                                                                   No. of Shares
                                                                  --------------
Money Market Fund ........................................           175,000,000
All America Fund .........................................           500,000,000
Equity Index Fund ........................................           275,000,000
Mid-Cap Equity Index Fund ................................           150,000,000
Bond Fund ................................................           425,000,000
Short-Term Bond Fund .....................................            50,000,000
Mid-Term Bond Fund .......................................            75,000,000
Composite Fund ...........................................           300,000,000
Aggressive Equity Fund ...................................           500,000,000
                                                                   -------------
    Sub-Total ............................................         2,450,000,000
Shares to be allocated at the
  discretion of the Board of Directors ...................           550,000,000
                                                                   -------------
    Total ................................................         3,000,000,000
                                                                   =============

Transactions in shares were as follows:

                                               For the Year Ended December 31, 2001
                                   ------------------------------------------------------------
                                                                                     Mid-Cap
                                    Money Market    All America    Equity Index    Equity Index
                                       Fund             Fund           Fund            Fund
                                   ------------     -----------    ------------    ------------
Shares issued ..................    133,593,686      65,864,232     119,265,030     119,693,415
Shares issued to shareholders as
  reinvestment of dividends ....      4,141,789       1,183,429       7,626,489       2,404,728
                                   ------------     -----------    ------------    ------------
Total ..........................    137,735,475      67,047,661     126,891,519     122,098,143
Shares redeemed ................   (175,116,243)    (81,710,600)   (106,691,595)   (103,942,797)
                                   ------------     -----------    ------------    ------------
Net increase (decrease) ........    (37,380,768)    (14,662,939)     20,199,924      18,155,346
                                   ============     ===========    ============    ============

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4. CAPITAL SHARE ACTIVITY (Continued)

                                                       For the Year Ended December 31, 2001
                                   ----------------------------------------------------------------------------
                                       Bond          Short-Term      Mid-Term         Composite      Aggressive
                                       Fund           Bond Fund      Bond Fund          Fund        Equity Fund
                                   ------------      ----------     -----------     -----------     -----------
Shares issued ..................     35,514,577       9,411,379      42,662,858       4,570,288      65,971,187
Shares issued to shareholders as
  reinvestment of dividends ....     27,617,149         821,449       1,568,752       8,019,591         857,329
                                   ------------      ----------     -----------     -----------     -----------
Total ..........................     63,131,726      10,232,828      44,231,610      12,589,879      66,828,516
Shares redeemed ................   (143,399,409)     (6,594,393)    (12,534,499)    (26,788,826)    (54,276,815)
                                   ------------      ----------     -----------     -----------     -----------
Net increase (decrease) ........    (80,267,683)      3,638,435      31,697,111     (14,198,947)     12,551,701
                                   ============      ==========     ===========     ===========     ===========

                                               For the Year Ended December 31, 2000
                                   -------------------------------------------------------------
                                                                                      Mid-Cap
                                    Money Market     All America    Equity Index    Equity Index
                                        Fund             Fund           Fund            Fund
                                   ------------     -----------     -----------     ------------
Shares issued ..................    203,990,583      53,663,517      40,099,189      60,343,731
Shares issued to shareholders as
  reinvestment of dividends ....      5,238,322      63,141,755      19,925,652       4,968,459
                                   ------------     -----------     -----------     -----------
Total ..........................    209,228,905     116,805,272      60,024,841      65,312,190
Shares redeemed ................   (154,270,167)    (75,889,320)    (52,221,946)    (17,400,220)
                                   ------------     -----------     -----------     -----------
Net increase (decrease) ........     54,958,738      40,915,952       7,802,895      47,911,970
                                   ============     ===========     ===========     ===========

                                                      For the Year Ended December 31, 2000
                                    ----------------------------------------------------------------------------
                                       Bond         Short-Term       Mid-Term        Composite      Aggressive
                                       Fund          Bond Fund       Bond Fund          Fund        Equity Fund
                                    -----------      ----------      ----------     -----------     -----------
Shares issued ..................     51,809,688       4,603,778       5,838,625      16,652,862      71,595,986
Shares issued to shareholders as
  reinvestment of dividends ....     28,564,191         720,302         981,290      33,540,328      31,396,553
                                    -----------      ----------      ----------     -----------     -----------
Total ..........................     80,373,879       5,324,080       6,819,915      50,193,190     102,992,539
Shares redeemed ................    (47,929,853)     (5,370,273)     (5,423,994)    (27,735,785)    (55,623,331)
                                    -----------      ----------      ----------     -----------     -----------
Net increase (decrease) ........     32,444,026         (46,193)      1,395,921      22,457,405      47,369,208
                                    ===========      ==========      ==========     ===========     ===========


5. DIVIDENDS

     On December 31, 2001 dividend distributions were declared for each of the Funds from net realized gains on investment transactions and net investment income. Additionally, on September 17, 2001 the remaining required distributions relating to the 2000 Internal Revenue Sec. 855(a) elections were declared for each of the Funds and paid on September 17, 2001. All dividend distributions are immediately reinvested in additional shares of each respective Fund. The tax character of the distributions paid during 2001 was as follows:

                                                                                    Mid-Cap
                                       Money Market   All America  Equity Index   Equity Index     Bond
                                           Fund          Fund          Fund           Fund         Fund
                                        -----------   -----------   -----------   -----------   -----------
Ordinary income .....................   $ 4,919,275   $ 2,469,600   $ 6,007,503   $ 2,599,237   $35,150,150
Long-term capital gains .............            --            --     9,360,520            --       687,833
                                        -----------   -----------   -----------   -----------   -----------
Total dividends .....................   $ 4,919,275   $ 2,469,600   $15,368,023   $ 2,599,237   $35,837,983
                                        ===========   ===========   ===========   ===========   ===========
Increase in number of shares per Fund     4,141,789     1,183,429     7,626,489     2,404,728    27,617,149
                                        ===========   ===========   ===========   ===========   ===========


As of December 31, 2001 undistributed net income and undistributed accumulated gain (loss) on a tax basis was as follows:

Undistributed ordinary income .......   $   63,136   $        --    $--   $   70,251   $124,644
Undistributed long-term capital gains   $       --   $        --    $--   $1,398,414   $     --
Capital loss carryforwards ..........   $  (10,898)  $17,423,695)   $--   $  (95,882)  $     --

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                    NOTES TO FINANCIAL STATEMENTS (Continued)

5. DIVIDENDS (Continued)

                                      Short-Term   Mid-Term      Composite     Aggressive
                                       Bond Fund   Bond Fund        Fund      Equity Fund
                                      -----------  ----------   -----------   -----------
Ordinary income .....................   $844,118   $1,432,835   $ 7,262,468   $  810,540
Long-term capital gains .............         --           --     3,708,377      480,999
                                        --------   ----------   -----------   ----------
Total dividends .....................   $844,118   $1,432,835   $10,970,845   $1,291,539
                                        ========   ==========   ===========   ==========
Increase in number of shares per Fund    821,449    1,568,752     8,019,591      857,329
                                        ========   ==========   ===========   ==========


As of December 31, 2001 undistributed net income and undistributed accumulated gain (loss) on a tax basis was as follows:

Undistributed ordinary income .......   $  7,331   $        --   $  4,451,517   $    508,070
Undistributed long-term capital gains   $     --   $        --   $         --   $         --
Capital loss carryforwards ..........   $(73,879)  $(1,195,000)  $(48,479,993)  $(24,593,124)

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To The Board of Directors and Shareholders of Mutual of America Investment Corporation:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments in securities, of Mutual of America Investment Corporation (comprising, respectively, the Money Market, All America, Equity Index, Mid-Cap Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite, and Aggressive Equity Funds) as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Corporation's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers; when replies were not received, we carried out alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Mutual of America Investment
Corporation as of December 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States.

/s/ Arthur Andersen LLP

New York, New York
February 20, 2002

                    MUTUAL OF AMERICA INVESTMENT CORPORATION

Directors and Officers

      The tables below show information about the Directors and Officers of the Investment Company. The address of each Director and officer is c/o the Investment Company, 320 Park Avenue, New York, New York 10022. The Investment Company does not hold annual meetings of shareholders, and each Director has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other fund that is affiliated with the Adviser or Mutual of America. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service.

Independent Directors
--------------------------------------------------------------------------------

                                  Length of           Principal Occupation(s)              Other Directorships
Name and Age                     Time Served            in Past Five Years                   Held by Director
------------                     -----------          ----------------------               -------------------
Peter J. Flanagan                since 1992       Consultant and President             none
age 71                                            Emeritus, Life Insurance
                                                  Council of New York, since
                                                  1998; prior thereto, President

---------------------------------------------------------------------------------------------------------------------
Robert J. McGuire                since 2/00       Attorney and Consultant,             Emigrant Savings Bank; GAM
age 65                                            Morvillo, Abramowitz, Grand,         Funds, Inc.; Brazilian Equity
                                                  Iason & Silberberg, P.C. (law        Fund (special litigation
                                                  firm), since January 1998;           committee); Police Athletic
                                                  President, Police Athletic           League; Volunteers of Legal
                                                  League; President, Kroll             Service; Office of the
                                                  Associates (investigation and        Appellate Defender; Trump
                                                  consulting) until 1997               Hotels & Casino Resorts;
                                                                                       Trustee of Iona College

---------------------------------------------------------------------------------------------------------------------
George Mertz                     since 1989       Retired, since September 1994        none
age 73

---------------------------------------------------------------------------------------------------------------------
Howard J. Nolan                  since 1989       President & CEO, United Way of       none
age 65                                            San Antonio & Bexar County

Interested Directors
--------------------------------------------------------------------------------

                                 Length of           Principal Occupation(s)                 Other Directorships
Name, Position and Age           Time Served           in Past Five Years                      Held by Director
----------------------           -----------         -----------------------                 -------------------
Manfred Altstadt                 since 1992       Senior Executive Vice                Mutual of America; Mutual of America
Senior Executive Vice                             President and Chief Financial        Securities Corporation; Mutual of America
President, Chief Financial                        Officer, Mutual of America,          Holding Company, Inc.; Fund Director and
Officer and Treasurer,                            Mutual of America Capital            Treasurer, Calvary Hospital; Director
age 52                                            Management Corporation and           and Treasurer, Orange County Community
                                                  Mutual of America Holding            College Educational Foundation
                                                  Company, Inc.; Senior
                                                  Executive Vice President and
                                                  Treasurer, Mutual of America
                                                  Institutional Funds, Inc.

---------------------------------------------------------------------------------------------------------------------
Dolores Morrissey                since 1989       Chairman & CEO, Mutual of            Mutual of America Institutional
President and Chairman,                           America Securities                   Funds, Inc.; Mutual of America Securities
age 73                                            Corporation, since March 2001,       Corporation; Yorkville Common
                                                  and prior thereto, President         Pantry; Director and
                                                  & CEO; President, Mutual of          Treasurer, Yorkville
                                                  America Institutional Funds,         Christian-Jewish Council
                                                  Inc.

Ms. Morrissey is considered an "interested person" of the Investment Company because of her position with the Securities Corporation, an affiliate of the Investment Company's Adviser. Mr. Altstadt is an "interested person" as an officer of the Adviser and of affiliates of the Adviser.

Officers
--------------------------------------------------------------------------------

                                 Length of           Principal Occupation(s)                 Other Directorships
Name, Position and Age           Time Served           in Past Five Years                      Held by Director
----------------------           -----------         -----------------------                 -------------------
Patrick J. Burns                 since 1986       Senior Executive Vice                Mutual of America; Mutual of
Senior Executive Vice                             President and General Counsel,       America Securities Corporation;
President and General                             Mutual of America, Mutual of         Mutual of America Holding Company, Inc.;
Counsel, age 55                                   America Capital Management           Irish American Legal and Education
                                                  Corporation, Mutual of America       Research Foundation
                                                  Securities Corporation, Mutual
                                                  of America Holding Company,
                                                  Inc. and Mutual of America
                                                  Institutional Funds, Inc.

---------------------------------------------------------------------------------------------------------------------
John R. Greed                    since 9/97       Executive Vice President and         none
Executive Vice President,                         Treasurer, Mutual of America,
Controller and Chief                              Mutual of America Capital
Accounting Officer, age 41                        Management Corporation and
                                                  Mutual of America Holding
                                                  Company, Inc.; Executive Vice
                                                  President and Chief Financial
                                                  Officer, Mutual of America
                                                  Institutional Funds, Inc.

---------------------------------------------------------------------------------------------------------------------
Stanley M. Lenkowicz             since 2/96       Senior Vice President and            Mutual of America Securities
Senior Vice President                             Deputy General Counsel, Mutual       Corporation
and Secretary, age 59                             of America; Senior Vice
                                                  President and Secretary,
                                                  Mutual of America Capital
                                                  Management Corporation, Mutual
                                                  of America Securities
                                                  Corporation, Mutual of America
                                                  Institutional Funds, Inc. and
                                                  Mutual of America Holding
                                                  Company, Inc.

                                                         MUTUAL OF AMERICA
                                                         LIFE INSURANCE COMPANY

                                                         320 PARK AVENUE
                                                         NEW YORK, NY 10022-6839

                                                         www.mutualofamerica.com